UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2005

Item 1. Reports to Stockholders

Fidelity®

Nasdaq Composite® Index

Fund

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share-holder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 987.10	$ 2.23
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.69	$ 2.27

* Expenses are equal to the Fund's annualized expense ratio of .45%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.7	9.1
Intel Corp.	5.2	4.5
Cisco Systems, Inc.	3.9	3.9
Dell, Inc.	3.1	3.2
Amgen, Inc.	2.5	2.4
Oracle Corp.	2.1	2.1
QUALCOMM, Inc.	1.9	2.1
Yahoo!, Inc.	1.6	1.6
eBay, Inc.	1.6	2.3
Google, Inc. Class A (sub. vtg.)	1.4	0.2
	32.0
Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	49.0	49.1
Consumer Discretionary	14.5	13.7
Health Care	13.0	12.7
Financials	10.1	10.6
Industrials	4.9	5.8
Telecommunication Services	2.5	2.2
Consumer Staples	1.6	1.5
Materials	0.8	1.1
Energy	0.8	0.7
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	800	$ 12,272
Ballard Power Systems, Inc. (a)	3,783	13,532
China Automotive Systems, Inc. (a)	1,032	6,584
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	661	2,822
Exide Technologies (a)	1,105	5,586
GenTek, Inc.	300	3,273
Gentex Corp.	5,314	95,014
Hayes Lemmerz International, Inc. (a)	1,193	7,755
Keystone Automotive Industries, Inc. (a)	491	9,692
LKQ Corp. (a)	796	19,757
Noble International Ltd.	308	6,360
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	1,681	7,144
R&B, Inc. (a)	1,532	20,605
Shiloh Industries, Inc. (a)	545	6,164
Sports Resorts International, Inc. (a)	3,572	4,894
Strattec Security Corp. (a)	130	6,582
Wescast Industries, Inc. Class A (sub. vtg.)	123	2,744
		230,780
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	770	15,139
Distributors - 0.1%
Andersons, Inc.	386	12,661
Audiovox Corp. Class A (a)	723	10,577
Building Material Holding Corp.	508	31,511
Design Within Reach, Inc.	763	10,697
Source Interlink Companies, Inc. (a)	1,783	17,384
		82,830
Diversified Consumer Services - 0.9%
Alderwoods Group, Inc. (a)	1,369	18,961
Apollo Group, Inc. Class A (a)	6,105	479,243
Bright Horizons Family Solutions, Inc. (a)	856	31,681
Career Education Corp. (a)	3,540	122,732
Corinthian Colleges, Inc. (a)	2,942	45,483
Educate, Inc.	1,285	16,165
Education Management Corp. (a)	2,387	77,458
Greg Manning Auctions, Inc. (a)(d)	1,136	10,826
Laureate Education, Inc. (a)	1,580	73,786
Princeton Review, Inc. (a)	1,476	8,074
Steiner Leisure Ltd. (a)	832	28,271
Stewart Enterprises, Inc. Class A	3,145	18,618
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Strayer Education, Inc.	465	$ 40,455
Vertrue, Inc. (a)	352	13,306
		985,059
Hotels, Restaurants & Leisure - 1.9%
AFC Enterprises, Inc. (a)	1,055	26,903
Ambassadors Group, Inc.	369	13,339
Ameristar Casinos, Inc.	907	46,565
Applebee's International, Inc.	2,488	67,848
BJ's Restaurants, Inc. (a)	902	16,597
Bob Evans Farms, Inc.	1,216	28,454
Buffalo Wild Wings, Inc. (a)	531	17,072
California Pizza Kitchen, Inc. (a)	768	18,432
CBRL Group, Inc.	1,617	65,844
Churchill Downs, Inc.	483	20,798
Ctrip.com International Ltd. sponsored ADR (a)	360	18,288
Denny's Corp. (a)	3,000	11,910
Empire Resorts, Inc. (a)	676	3,211
Great Wolf Resorts, Inc.	1,118	24,641
International Speedway Corp. Class A	929	50,779
Isle of Capri Casinos, Inc. (a)	1,198	29,806
Lone Star Steakhouse & Saloon, Inc.	829	25,044
Magna Entertainment Corp. Class A (a)	2,724	14,492
McCormick & Schmick Seafood Restaurants	462	7,009
Mikohn Gaming Corp. (a)	848	10,693
Monarch Casino & Resort, Inc. (a)	558	11,216
MTR Gaming Group, Inc. (a)	1,009	10,352
Multimedia Games, Inc. (a)	948	10,115
Navigant International, Inc. (a)	541	6,849
O'Charleys, Inc. (a)	757	14,057
P.F. Chang's China Bistro, Inc. (a)	795	47,120
Panera Bread Co. Class A (a)	941	59,471
Papa John's International, Inc. (a)	403	15,717
Penn National Gaming, Inc. (a)	2,874	93,606
Rare Hospitality International, Inc. (a)	1,283	39,811
Red Robin Gourmet Burgers, Inc. (a)	544	29,855
Ryan's Restaurant Group, Inc. (a)	1,417	19,781
Scientific Games Corp. Class A (a)	3,338	79,545
Shuffle Master, Inc. (a)	1,234	33,812
Smith & Wollensky Restaurant Group, Inc. (a)	1,039	6,535
Sonic Corp. (a)	1,834	62,356
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp. (a)	13,187	$ 721,988
Sunterra Corp. (a)	868	13,541
Texas Roadhouse, Inc. Class A	908	27,839
The Cheesecake Factory, Inc. (a)	2,430	85,803
Wynn Resorts Ltd. (a)	3,252	152,356
		2,059,450
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	197	9,436
Bassett Furniture Industries, Inc.	931	18,182
Brillian Corp. (a)	388	1,211
California Coastal Communities, Inc. (a)	409	12,102
Comstock Homebuilding Companies, Inc. Class A	390	9,126
Craftmade International, Inc.	649	10,831
Dominion Homes, Inc. (a)	396	6,150
Dorel Industries, Inc. Class B (sub. vtg.) (a)	886	30,352
Flexsteel Industries, Inc.	620	8,686
Garmin Ltd. (d)	3,696	163,918
Helen of Troy Ltd. (a)	913	21,090
Hooker Furniture Corp.	696	10,266
Interface, Inc. Class A (a)	2,168	16,585
Kimball International, Inc. Class B	1,559	19,176
Lifetime Hoan Corp.	1,013	17,282
Palm Harbor Homes, Inc. (a)	739	13,841
Stanley Furniture Co., Inc.	312	13,182
Universal Electronics, Inc. (a)	813	13,561
		394,977
Internet & Catalog Retail - 2.8%
1-800 CONTACTS, Inc. (a)	518	10,122
1-800-FLOWERS.com, Inc. Class A (a)	895	6,632
Alloy, Inc. (a)	1,976	10,157
Amazon.com, Inc. (a)	13,585	482,403
Audible, Inc. (a)	670	11,115
Blue Nile, Inc.	469	14,018
Coldwater Creek, Inc. (a)	2,535	56,961
Drugstore.com, Inc. (a)	2,140	7,362
eBay, Inc. (a)	44,937	1,708,055
eCost.com, Inc.	1,212	3,832
GSI Commerce, Inc. (a)	1,482	21,993
IAC/InterActiveCorp (a)	20,600	504,700
Insight Enterprises, Inc. (a)	1,623	31,778
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
J. Jill Group, Inc. (a)	641	$ 8,173
Netflix, Inc. (a)(d)	1,475	21,078
Overstock.com, Inc. (a)	650	24,889
PC Mall, Inc. (a)	507	2,509
PetMed Express, Inc. (a)	710	5,013
Priceline.com, Inc. (a)(d)	1,328	31,806
Provide Commerce, Inc. (a)	585	13,519
Shopping.com Ltd.	866	14,791
Stamps.com, Inc. (a)	989	22,114
ValueVision Media, Inc. Class A (a)	2,128	20,471
		3,033,491
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	607	13,111
Concord Camera Corp. (a)	341	443
Escalade, Inc.	749	10,838
JAKKS Pacific, Inc. (a)	1,033	21,352
Radica Games Ltd.	1,200	10,344
RC2 Corp. (a)	631	22,741
SCP Pool Corp.	1,758	62,972
		141,801
Media - 4.4%
ACME Communications, Inc. (a)	1,400	5,544
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,269	30,876
Beasley Broadcast Group, Inc. Class A (a)	689	11,079
Cadmus Communications Corp.	937	14,898
Carmike Cinemas, Inc.	461	15,079
Central European Media Enterprises Ltd. Class A (a)	722	32,158
Charter Communications, Inc. Class A (a)(d)	9,505	10,836
CKX, Inc. (a)(d)	2,200	58,080
Comcast Corp.:
Class A (a)	45,149	1,453,798
Class A (special) (a)	27,470	869,151
Courier Corp.	559	19,587
Crown Media Holdings, Inc. Class A (a)	2,664	25,015
Cumulus Media, Inc. Class A (a)	2,009	25,092
EchoStar Communications Corp. Class A	7,358	215,074
Emmis Communications Corp. Class A (a)	1,450	25,752
Fisher Communications, Inc. (a)	394	20,031
Gemstar-TV Guide International, Inc. (a)	16,555	56,287
Global Sources Ltd.	1,089	7,623
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Harris Interactive, Inc. (a)	1,659	$ 8,179
IMAX Corp. (a)(d)	1,147	10,883
Insight Communications, Inc. Class A (a)	2,570	29,041
Knology, Inc. (a)	1,452	2,740
Lakes Entertainment, Inc. (a)	998	12,405
Lamar Advertising Co. Class A (a)	2,927	122,407
Liberty Media International, Inc.:
Class A (a)	5,733	240,270
Class B (a)	234	10,476
LodgeNet Entertainment Corp. (a)	799	13,551
MDC Partners, Inc. (a)	763	6,711
Mediacom Communications Corp. Class A (a)	3,456	21,012
Morningstar, Inc.	1,000	21,950
Navarre Corp. (a)	871	7,839
New Frontier Media, Inc. (a)	1,084	6,504
Nexstar Broadcasting Group, Inc. (a)	1,192	6,663
NTL, Inc. (a)	2,902	186,541
Outdoor Channel Holdings, Inc. (a)	796	11,940
Pixar (a)	3,772	198,898
Private Media Group, Inc. (a)	2,365	6,764
Radio One, Inc.:
Class A (a)	1,033	13,036
Class D (non-vtg.) (a)	2,352	29,635
RCN Corp. (a)	1,000	20,660
Regent Communication, Inc. (a)	1,974	11,844
Reuters Group PLC sponsored ADR	707	29,864
Salem Communications Corp. Class A (a)	1,009	18,334
SBS Broadcasting SA (a)	1,175	51,947
Scholastic Corp. (a)	1,334	50,052
Sinclair Broadcast Group, Inc. Class A	2,015	17,752
Sirius Satellite Radio, Inc. (a)(d)	43,027	259,883
Spanish Broadcasting System, Inc. Class A (a)	1,167	10,095
TiVo, Inc. (a)	2,475	16,682
UnitedGlobalCom, Inc. Class A (a)	12,931	117,672
Value Line, Inc.	422	15,327
WPP Group PLC sponsored ADR	841	44,708
WPT Enterprises, Inc. (d)	792	13,020
XM Satellite Radio Holdings, Inc. Class A (a)	7,034	225,862
Young Broadcasting, Inc. Class A (a)	630	3,629
		4,770,736
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.9%
Conn's, Inc. (a)	665	$ 12,695
Dollar Tree Stores, Inc. (a)	3,584	88,883
Fred's, Inc. Class A	1,186	17,588
Sears Holdings Corp. (a)	5,080	745,236
The Bon-Ton Stores, Inc.	984	17,781
Tuesday Morning Corp. (a)	1,287	39,112
		921,295
Specialty Retail - 2.5%
AC Moore Arts & Crafts, Inc. (a)	657	19,552
America's Car Mart, Inc. (a)	568	12,155
American Eagle Outfitters, Inc.	5,151	145,773
bebe Stores, Inc.	1,871	72,052
Bed Bath & Beyond, Inc. (a)	9,917	403,126
Big 5 Sporting Goods Corp.	1,019	26,586
Brookstone Co., Inc. (a)	600	12,084
Cache, Inc. (a)	1,204	15,748
Casual Male Retail Group, Inc. (a)	1,489	10,497
Charlotte Russe Holding, Inc. (a)	658	7,863
Charming Shoppes, Inc. (a)	3,839	34,666
Cost Plus, Inc. (a)	788	18,329
Deb Shops, Inc.	763	23,050
Dress Barn, Inc. (a)	924	16,724
Electronics Boutique Holding Corp. (a)	801	47,507
Finish Line, Inc. Class A	1,323	26,354
Gander Mountain Co. (a)	416	5,154
Goody's Family Clothing, Inc.	1,432	10,167
Guitar Center, Inc. (a)	968	55,166
Gymboree Corp. (a)	738	9,771
Hibbett Sporting Goods, Inc. (a)	704	24,724
Hot Topic, Inc. (a)	1,563	33,558
Jos. A. Bank Clothiers, Inc. (a)	461	18,173
Kirkland's, Inc. (a)	622	5,530
Monro Muffler Brake, Inc. (a)	669	17,976
Movie Gallery, Inc.	836	26,719
O'Reilly Automotive, Inc. (a)	1,956	108,656
Pacific Sunwear of California, Inc. (a)	2,336	49,056
Party City Corp. (a)	552	7,380
PETCO Animal Supplies, Inc. (a)	1,834	55,185
PETsMART, Inc.	4,882	155,101
Pomeroy IT Solutions, Inc. (a)	627	7,894
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Rent-A-Center, Inc. (a)	2,610	$ 61,753
Restoration Hardware, Inc. (a)	1,275	9,027
Ross Stores, Inc.	5,052	142,365
Select Comfort Corp. (a)	1,096	26,633
Sharper Image Corp. (a)	608	8,080
Shoe Carnival, Inc. (a)	605	11,090
Stage Stores, Inc. (a)	511	19,955
Staples, Inc.	24,932	536,786
Stein Mart, Inc. (a)	1,359	32,698
TBC Corp. New (a)	632	16,135
The Children's Place Retail Stores, Inc. (a)	918	42,880
The Pantry, Inc. (a)	1,036	40,083
Tractor Supply Co. (a)	1,268	56,325
Trans World Entertainment Corp. (a)	1,445	18,785
Tweeter Home Entertainment Group, Inc. (a)	953	3,374
Urban Outfitters, Inc. (a)	2,774	147,965
West Marine, Inc. (a)	829	13,753
Wet Seal, Inc. Class A (a)	1,165	4,963
Wilsons Leather Experts, Inc. (a)	2,802	16,448
Zumiez, Inc.	400	10,252
		2,701,626
Textiles, Apparel & Luxury Goods - 0.3%
Charles & Colvard Ltd. (a)	636	12,860
Cherokee, Inc.	583	20,592
Columbia Sportswear Co. (a)	1,249	56,355
Deckers Outdoor Corp. (a)	652	15,791
Fossil, Inc. (a)	2,593	55,361
Haggar Corp.	814	15,026
K-Swiss, Inc. Class A	810	26,001
Oshkosh B'Gosh, Inc. Class A	639	16,537
Perry Ellis International, Inc. (a)	255	5,100
Quaker Fabric Corp. (a)	1,024	3,564
Steven Madden Ltd. (a)	480	8,525
Tandy Brands Accessories, Inc.	905	11,892
Velcro Industries NV	901	11,704
Warnaco Group, Inc. (a)	1,529	32,629
Weyco Group, Inc.	606	11,617
		303,554
TOTAL CONSUMER DISCRETIONARY		15,640,738
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 1.6%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	234	$ 11,349
Hansen Natural Corp. (a)	272	20,275
MGP Ingredients, Inc.	1,096	9,163
		40,787
Food & Staples Retailing - 1.2%
Arden Group, Inc. Class A	165	13,530
Casey's General Stores, Inc.	1,703	30,722
Central European Distribution Corp. (a)	552	18,409
Costco Wholesale Corp.	15,838	719,362
Fresh Brands, Inc. (a)	466	3,141
Ingles Markets, Inc. Class A	1,279	16,167
Nash-Finch Co.	673	23,945
NeighborCare, Inc. (a)	1,804	54,138
Pathmark Stores, Inc. (a)	1,698	15,197
Performance Food Group Co. (a)	1,946	52,659
Spartan Stores, Inc. (a)	832	10,733
Topps Co., Inc.	1,768	16,478
United Natural Foods, Inc. (a)	1,348	43,729
Whole Foods Market, Inc.	2,106	250,572
Wild Oats Markets, Inc. (a)	1,044	11,735
		1,280,517
Food Products - 0.3%
Alico, Inc. (a)	403	20,755
Bridgford Foods Corp. (a)	433	3,360
Cal-Maine Foods, Inc.	840	5,452
Calavo Growers, Inc.	1,103	11,463
Farmer Brothers Co.	654	15,696
Gold Kist, Inc. Delaware	1,500	31,320
Green Mountain Coffee Roasters, Inc. (a)	392	13,042
Hain Celestial Group, Inc. (a)	1,271	22,878
J&J Snack Foods Corp.	399	19,695
John B. Sanfilippo & Son, Inc. (a)	308	6,514
Lancaster Colony Corp.	1,046	45,961
Lance, Inc.	1,018	17,998
Peet's Coffee & Tea, Inc. (a)	587	16,665
Sanderson Farms, Inc.	668	25,317
SunOpta, Inc. (a)	1,281	6,266
		262,382
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	571	$ 25,324
WD-40 Co.	667	19,330
		44,654
Personal Products - 0.1%
Chattem, Inc. (a)	571	24,496
Elizabeth Arden, Inc. (a)	1,005	21,125
Inter Parfums, Inc.	544	9,656
Mannatech, Inc.	876	14,112
Nature's Sunshine Products, Inc.	995	16,388
Reliv International, Inc.	923	9,692
USANA Health Sciences, Inc. (a)	727	31,915
		127,384
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,889	22,556
TOTAL CONSUMER STAPLES		1,778,280
ENERGY - 0.8%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,236	56,114
Global Industries Ltd. (a)	3,747	32,037
Gulf Island Fabrication, Inc.	426	8,563
Gulfmark Offshore, Inc. (a)	656	16,439
Hydril Co. (a)	678	35,195
Lufkin Industries, Inc.	526	15,165
Matrix Service Co. (a)	325	1,342
Patterson-UTI Energy, Inc.	5,559	147,258
Seabulk International, Inc. (a)	1,176	23,061
Stolt Offshore SA sponsored ADR (a)	2,000	15,300
Tesco Corp. (a)	808	8,581
		359,055
Oil, Gas & Consumable Fuels - 0.5%
Alliance Resource Partners LP	215	15,310
APCO Argentina, Inc.	353	13,414
Atlas America, Inc.	428	13,379
ATP Oil & Gas Corp. (a)	844	17,800
Brigham Exploration Co. (a)	2,496	21,116
Carrizo Oil & Gas, Inc. (a)	920	13,874
Clayton Williams Energy, Inc. (a)	543	14,835
Copano Energy LLC	474	14,149
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Crosstex Energy LP	394	$ 14,460
Crosstex Energy, Inc.	671	30,705
Delta Petroleum Corp. (a)	1,660	18,957
Dorchester Minerals LP	602	12,943
Edge Petroleum Corp. (a)	838	11,422
Enterra Energy Trust	669	12,805
FX Energy, Inc. (a)	1,820	16,962
Golar LNG Ltd. (Nasdaq) (a)	2,090	24,725
Inergy LP	330	10,336
Ivanhoe Energy, Inc. (a)	5,764	13,042
James River Coal Co. (a)	400	13,160
Knightsbridge Tankers Ltd. (d)	576	22,690
Marine Petroleum Trust	541	14,000
Mission Resources Corp. (a)	1,676	11,849
Parallel Petroleum Corp. (a)	1,715	11,679
Petrohawk Energy Corp. (a)(d)	1,300	11,362
Petroleum Development Corp. (a)	469	12,255
Petroquest Energy, Inc. (a)	2,202	12,375
Resource America, Inc. Class A	592	20,116
Syntroleum Corp. (a)	2,008	17,409
TC Pipelines LP	384	12,799
The Exploration Co. of Delaware, Inc. (a)	2,649	11,073
Top Tankers, Inc.	854	13,613
Toreador Resources Corp. (a)	505	10,847
Warren Resources, Inc.	1,356	11,987
		497,448
TOTAL ENERGY		856,503
FINANCIALS - 10.1%
Capital Markets - 1.1%
Aether Systems, Inc. (a)	2,467	7,722
American Capital Strategies Ltd.	2,516	88,110
Ameritrade Holding Corp. (a)	13,852	205,841
Calamos Asset Management, Inc. Class A	606	14,653
Capital Southwest Corp.	141	11,604
GFI Group, Inc.	900	25,110
Harris & Harris Group, Inc. (a)	1,045	13,418
Investors Financial Services Corp.	2,224	92,274
Knight Trading Group, Inc. (a)	3,926	29,641
MarketAxess Holdings, Inc.	650	6,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
MFC Bancorp Ltd. (a)	487	$ 8,557
Northern Trust Corp.	6,991	321,027
optionsXpress Holdings, Inc.	1,978	26,703
Sanders Morris Harris Group, Inc.	903	14,764
SEI Investments Co.	3,312	115,125
T. Rowe Price Group, Inc.	4,131	246,455
TradeStation Group, Inc. (a)	1,353	9,972
		1,237,476
Commercial Banks - 5.4%
1st Source Corp.	501	10,912
ABC Bancorp	981	17,413
Alabama National Bancorp, Delaware	566	35,590
Alliance Financial Corp.	376	11,280
Amcore Financial, Inc.	797	22,204
Amegy Bancorp, Inc.	2,146	38,220
American National Bankshares, Inc.	549	13,499
American River Bankshares	564	12,408
AmericanWest Bancorp (a)	569	11,249
Arrow Financial Corp.	757	20,439
Associated Banc-Corp.	3,963	132,443
Banc Corp. (a)	804	8,442
BancFirst Corp.	180	14,173
BancTrust Financial Group, Inc.	492	9,727
Bank of Granite Corp.	778	14,128
Bank of the Ozarks, Inc.	708	22,387
Banner Corp.	553	14,715
BNC Bancorp	346	6,401
BOK Financial Corp.	1,672	75,608
Boston Private Financial Holdings, Inc.	1,032	25,263
Capital Bank Corp.	729	11,300
Capital City Bank Group, Inc.	486	19,537
Capital Corp. of the West	124	3,007
Cardinal Financial Corp. (a)	1,972	17,945
Cascade Bancorp	616	12,739
Cascade Financial Corp.	809	13,187
Cathay General Bancorp	1,812	61,608
Cavalry Bancorp, Inc. (d)	710	15,620
Center Bancorp, Inc.	551	6,562
Center Financial Corp., California	493	10,535
Central Coast Bancorp (a)	966	16,335
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Century Bancorp, Inc. Class A (non-vtg.)	318	$ 8,357
Chemical Financial Corp.	1,087	34,762
Chester Valley Bancorp, Inc.	194	4,763
Citizens & Northern Corp.	294	9,129
Citizens Banking Corp., Michigan	1,589	46,049
City Holding Co.	446	15,066
CNB Financial Corp.	587	8,717
CoBiz, Inc.	1,170	21,037
Colony Bankcorp, Inc.	217	7,053
Columbia Bancorp	413	14,286
Columbia Bancorp, Oregon	234	4,612
Columbia Banking Systems, Inc.	724	17,810
Commerce Bancshares, Inc.	1,996	97,305
Commercial Bankshares, Inc.	505	19,690
Community Banks, Inc.	418	10,350
Community Trust Bancorp, Inc.	474	14,035
Compass Bancshares, Inc.	3,780	168,475
CVB Financial Corp.	2,045	37,710
East West Bancorp, Inc.	1,796	60,417
Eastern Virgina Bankshares, Inc.	469	10,553
Enterprise Financial Services Corp.	431	8,469
Exchange National Bancshares, Inc.	288	8,122
Farmers Capital Bank Corp.	357	11,652
Fidelity Southern Corp.	1,009	16,366
Fifth Third Bancorp	18,145	773,340
Financial Institutions, Inc.	425	7,667
First Bancorp, North Carolina	705	14,735
First Charter Corp.	839	18,500
First Citizen Bancshares, Inc.	306	39,942
First Citizens Banc Corp. (d)	384	7,872
First Community Bancorp, California	408	18,025
First Community Bancshares, Inc.	357	10,739
First Financial Bancorp, Ohio	1,319	23,742
First Financial Bankshares, Inc.	311	12,919
First Financial Corp., Indiana	404	10,948
First Indiana Corp.	758	20,428
First M&F Corp.	156	5,164
First Merchants Corp.	459	11,415
First Midwest Bancorp, Inc., Delaware	1,260	43,709
First Oak Brook Bancshares, Inc.	529	14,595
First of Long Island Corp.	286	11,297
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
First South Bancorp, Inc., Virginia	528	$ 17,878
First State Bancorp.	930	17,168
First United Corp.	493	9,978
Firstbank Corp., Michigan	444	11,322
FirstMerit Corp.	2,562	65,331
Flag Financial Corp.	932	13,887
FNB Corp., North Carolina	602	11,137
FNB Corp., Virginia	559	15,009
FNB Financial Services Corp.	597	12,650
Foothill Independent Bancorp	797	16,402
Frontier Financial Corp., Washington	543	13,521
Fulton Financial Corp.	3,642	79,141
GB&T Bancshares, Inc.	498	10,737
German American Bancorp	686	9,055
Glacier Bancorp, Inc.	1,058	24,704
Gold Banc Corp., Inc.	957	13,293
Great Southern Bancorp, Inc.	418	13,046
Greater Bay Bancorp	1,571	39,479
Greater Community Bancorp	773	12,368
Greene County Bancshares, Inc.	720	20,700
Grupo Financiero Galicia SA sponsored ADR (a)	1,235	10,806
Hancock Holding Co.	1,143	36,987
Hanmi Financial Corp.	1,740	27,962
Harleysville National Corp., Pennsylvania	958	22,101
Heartland Financial USA, Inc.	717	14,182
Heritage Commerce Corp.	429	7,945
Huntington Bancshares, Inc.	7,175	167,321
IBERIABANK Corp.	240	14,122
Independent Bank Corp., Massachusetts	515	14,384
Independent Bank Corp., Michigan	408	11,481
Integra Bank Corp.	485	10,714
Interchange Financial Services Corp.	693	12,585
International Bancshares Corp.	1,669	60,134
Lakeland Bancorp, Inc.	772	11,750
Lakeland Financial Corp.	382	14,134
LNB Bancorp, Inc. (d)	836	13,953
LSB Bancshares, Inc.	666	11,722
Macatawa Bank Corp.	387	13,247
Main Street Banks, Inc.	668	17,615
MainSource Financial Group, Inc.	643	11,748
MB Financial, Inc.	851	32,500
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
MBT Financial Corp.	578	$ 11,051
Mercantile Bank Corp.	413	16,871
Mercantile Bankshares Corp.	2,490	129,804
Merchants Bancshares, Inc.	610	16,153
Mid-State Bancshares	709	18,980
Midwest Banc Holdings, Inc.	779	15,580
Nara Bancorp, Inc.	877	12,182
National Bankshares, Inc.	381	18,002
National Penn Bancshares, Inc.	1,245	29,482
NBT Bancorp, Inc.	1,162	27,539
Northern States Financial Corp.	462	12,894
Oak Hill Financial, Inc.	544	14,106
Old Point Financial Corp.	537	16,647
Old Second Bancorp, Inc.	432	12,100
Omega Financial Corp.	625	18,231
Pacific Capital Bancorp	1,566	52,931
Pennrock Financial Services Corp.	449	15,540
Penns Woods Bancorp, Inc.	301	14,484
Peoples Bancorp, Inc.	541	15,256
Pinnacle Financial Partners, Inc. (a)	510	11,393
Placer Sierra Bancshares	580	14,976
Popular, Inc.	8,335	196,289
Preferred Bank, Los Angeles California	476	18,416
Premierwest Bancorp	712	9,705
PrivateBancorp, Inc.	782	26,424
Prosperity Bancshares, Inc.	507	13,750
Provident Bankshares Corp.	1,078	34,108
Renasant Corp.	408	12,411
Republic Bancorp, Inc.	2,742	37,853
Republic Bancorp, Inc., Kentucky Class A	621	14,171
Republic First Bancorp, Inc.	1,089	14,505
Royal Bancshares of Pennsylvania, Inc. Class A	471	11,116
Rurban Financial Corp.	723	9,761
S&T Bancorp, Inc.	901	31,670
Sandy Spring Bancorp, Inc.	502	16,666
SCBT Financial Corp.	453	13,234
Seacoast Banking Corp., Florida	720	14,594
Security Bank Corp., Georgia	740	15,577
Shore Bancshares, Inc.	507	15,159
Sierra Bancorp	727	16,564
Signature Bank, New York (a)	906	22,215
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Simmons First National Corp. Class A	562	$ 13,791
Sky Financial Group, Inc.	3,225	92,848
Slade's Ferry Bancorp	647	11,752
South Financial Group, Inc.	2,562	69,815
Southern Community Financial Corp.	910	8,317
Southside Bancshares, Inc.	76	1,493
Southwest Bancorp, Inc., Oklahoma	811	14,679
State Financial Services Corp. Class A	495	19,652
Sterling Bancshares, Inc.	1,496	20,346
Sterling Financial Corp., Pennsylvania	893	22,995
Suffolk Bancorp	342	10,718
Summit Bancshares, Inc.	922	16,264
Sun Bancorp, Inc., New Jersey	544	11,283
Susquehanna Bancshares, Inc., Pennsylvania	1,486	33,821
SVB Financial Group (a)	1,187	56,691
Taylor Capital Group, Inc.	570	19,312
Texas Capital Bancshares, Inc. (a)	793	14,845
Texas Regional Bancshares, Inc. Class A	1,424	40,997
Trico Bancshares	1,018	20,767
Trustco Bank Corp., New York	2,134	26,568
Trustmark Corp.	1,762	50,340
UCBH Holdings, Inc.	3,398	58,106
UMB Financial Corp.	614	34,200
Umpqua Holdings Corp.	1,365	31,818
Union Bankshares Corp.	440	15,954
United Bankshares, Inc., West Virginia	1,231	41,177
United Community Banks, Inc., Georgia	1,186	29,626
United Financial Corp.	468	11,279
United Security Bancshares, Inc.	450	14,153
United Security Bancshares, California	454	11,711
Univest Corp. of Pennsylvania	562	15,438
Unizan Financial Corp.	626	15,957
Vail Banks, Inc.	945	13,230
Vineyard National Bancorp	343	10,839
Virginia Commerce Bancorp, Inc. (a)	921	20,575
Virginia Financial Group, Inc.	342	11,156
Washington Trust Bancorp, Inc.	617	17,393
WesBanco, Inc.	843	24,928
West Bancorp., Inc.	821	14,622
West Coast Bancorp, Oregon	748	16,276
Westamerica Bancorp.	866	45,595
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Westbank Corp.	580	$ 9,767
Western Sierra Bancorp (a)	411	14,019
Whitney Holding Corp.	1,747	55,397
Wilshire Bancorp, Inc.	946	12,610
Wintrust Financial Corp.	645	32,295
Yadkin Valley Bank & Trust Co.	667	9,171
Yardville National Bancorp	458	15,531
Zions Bancorp	2,817	199,556
		5,786,960
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	435	9,487
Advanta Corp.:
Class A	426	9,768
Class B	718	17,713
Asta Funding, Inc.	686	19,153
Collegiate Funding Services, Inc.	1,369	21,986
CompuCredit Corp. (a)	1,875	59,119
Credit Acceptance Corp. (a)	1,334	18,823
Dollar Financial Corp.	178	1,593
First Cash Financial Services, Inc. (a)	724	12,598
QC Holdings, Inc.	1,007	13,564
United Panam Financial Corp. (a)	805	19,175
WFS Financial, Inc. (a)	1,271	61,961
World Acceptance Corp. (a)	583	15,187
		280,127
Diversified Financial Services - 0.2%
California First National Bancorp	627	7,273
Encore Capital Group, Inc. (a)	911	13,993
eSpeed, Inc. Class A (a)	879	7,533
EuroBancshares, Inc.	1,284	17,976
First Albany Companies, Inc.	714	4,106
Instinet Group, Inc. (a)	11,680	61,670
Marlin Business Services Corp. (a)	759	15,393
Medallion Financial Corp.	1,687	15,622
Nasdaq Stock Market, Inc. (a)	2,600	44,616
Newtek Business Services, Inc. (a)	1,293	3,349
		191,531
Insurance - 1.4%
Affirmative Insurance Holdings, Inc.	317	4,089
Alfa Corp.	2,654	38,005
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
American National Insurance Co.	763	$ 88,050
American Physicians Capital, Inc. (a)	423	14,657
Arch Capital Group Ltd. (a)	1,149	51,303
Argonaut Group, Inc. (a)	1,185	24,814
Baldwin & Lyons, Inc. Class B	518	13,313
Ceres Group, Inc. (a)	1,684	9,649
Cincinnati Financial Corp.	5,546	218,901
Direct General Corp.	647	10,682
Donegal Group, Inc. Class A	836	15,433
EMC Insurance Group	582	10,383
Enstar Group, Inc. (a)	235	14,333
Erie Indemnity Co. Class A	1,866	96,659
FPIC Insurance Group, Inc. (a)	638	18,987
Harleysville Group, Inc.	1,544	31,359
Infinity Property & Casualty Corp.	709	22,688
IPC Holdings Ltd.	1,298	49,623
Kansas City Life Insurance Co.	380	17,906
Max Re Capital Ltd.	1,323	29,252
Millea Holdings, Inc. sponsored ADR	596	39,592
National Interstate Corp.	862	16,809
National Western Life Insurance Co. Class A (a)	73	13,386
Navigators Group, Inc. (a)	419	13,928
Ohio Casualty Corp. (a)	1,983	47,394
Philadelphia Consolidated Holding Corp. (a)	810	66,801
PMA Capital Corp. Class A (a)	1,857	13,798
Presidential Life Corp.	1,433	21,710
Quanta Capital Holdings Ltd. (a)	2,049	12,704
SAFECO Corp.	4,107	220,998
Safety Insurance Group, Inc.	517	16,296
Selective Insurance Group, Inc.	823	39,611
State Auto Financial Corp.	1,314	35,478
The Midland Co.	738	23,579
Tower Group, Inc.	937	10,991
Triad Guaranty, Inc. (a)	519	28,130
United America Indemnity Ltd. Class A (a)	701	11,952
United Fire & Casualty Co.	664	26,142
Universal American Financial Corp. (a)	2,125	40,248
USI Holdings Corp. (a)	1,690	19,790
		1,499,423
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Real Estate - 0.2%
Capital Automotive (REIT) (SBI)	1,431	$ 51,201
Elbit Medical Imaging Ltd.	1,441	28,100
Fieldstone Investment Corp.	1,600	21,376
Gladstone Commercial Corp.	882	13,511
Investors Real Estate Trust	1,872	17,616
Monmouth Real Estate Investment Corp. Class A	1,800	13,842
Origen Financial, Inc.	1,905	13,792
Tarragon Realty Investors, Inc. (a)(d)	882	19,333
ZipRealty, Inc.	624	8,592
		187,363
Thrifts & Mortgage Finance - 1.5%
Accredited Home Lenders Holding Co. (a)	644	27,029
Anchor BanCorp Wisconsin, Inc.	723	19,969
Bank Mutual Corp.	2,925	31,707
BankUnited Financial Corp. Class A	773	19,101
Beverly Hills Bancorp, Inc.	1,022	10,680
BFC Financial Corp. Class A (a)	1,047	9,465
Brookline Bancorp, Inc., Delaware	1,822	27,694
Camco Financial Corp.	727	10,491
Capital Crossing Bank (a)	282	9,159
Capitol Federal Financial	2,304	76,308
CFS Bancorp, Inc.	1,199	15,719
Charter Financial Corp., Georgia	864	30,067
Citizens First Bancorp, Inc.	720	15,127
Citizens South Banking Corp.	637	8,045
City Bank Lynnwood, Washington	482	14,990
Clifton Savings Bancorp, Inc.	1,352	14,169
Coastal Financial Corp.	1,177	17,549
Commercial Capital Bancorp, Inc.	1,875	31,781
Corus Bankshares, Inc.	942	48,343
Dime Community Bancshares, Inc.	1,218	18,392
E-Loan, Inc. (a)	2,671	7,612
ESB Financial Corp.	1,247	16,610
Fidelity Bankshares, Inc.	627	15,518
First Busey Corp.	1,177	22,057
First Defiance Financial Corp.	519	13,878
First Federal Bancshares of Arkansas, Inc.	569	13,935
First Financial Holdings, Inc.	388	11,035
First Financial Service Corp.	311	7,977
First Niagara Financial Group, Inc.	4,429	57,666
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First Pactrust Bancorp, Inc.	609	$ 15,067
First Place Financial Corp.	477	9,392
Flushing Financial Corp.	759	12,820
FMS Financial Corp.	631	10,790
Franklin Bank Corp. (a)	718	12,278
Harbor Florida Bancshares, Inc.	497	17,678
Heritage Financial Corp., Washington	686	14,921
HMN Financial, Inc.	448	13,476
Horizon Financial Corp.	760	15,276
Hudson City Bancorp, Inc.	6,155	212,040
Independence Community Bank Corp.	2,809	105,281
ITLA Capital Corp. (a)	290	14,448
Kearny Financial Corp.	2,400	25,176
KNBT Bancorp, Inc.	794	11,839
LSB Corp.	631	10,128
MAF Bancorp., Inc.	1,186	50,476
MASSBANK Corp.	367	13,084
MutualFirst Financial, Inc.	550	12,078
NASB Financial, Inc.	336	13,101
NetBank, Inc.	1,454	12,083
NewMil Bancorp, Inc.	413	12,597
Northwest Bancorp, Inc.	1,622	32,278
OceanFirst Financial Corp.	531	11,417
Pamrapo Bancorp, Inc.	749	16,403
Partners Trust Financial Group, Inc.	1,816	18,741
Pennfed Financial Services, Inc.	894	12,981
People's Bank, Connecticut	4,270	120,884
Provident Bancorp, Inc., Delaware	1,578	18,478
Provident Financial Holdings, Inc.	315	8,763
PVF Capital Corp.	455	6,275
Riverview Bancorp, Inc.	510	10,965
Severn Bancorp, Inc.	862	17,145
Sound Federal Bancorp, Inc.	575	9,154
Sterling Financial Corp., Washington	581	20,538
TierOne Corp.	485	11,701
Timberland Bancorp, Inc.	556	12,794
United Community Financial Corp., Ohio	870	9,144
Washington Federal, Inc.	2,521	57,529
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Willow Grove Bancorp, Inc.	741	$ 11,297
WSFS Financial Corp.	244	13,586
		1,656,175
TOTAL FINANCIALS		10,839,055
HEALTH CARE - 13.0%
Biotechnology - 6.9%
Aastrom Biosciences, Inc. (a)	3,712	10,171
Abgenix, Inc. (a)	2,859	20,585
Acacia Research Corp. - CombiMatrix (a)	1,427	4,110
AEterna Zentaris Laboratories, Inc. (a)	1,592	7,699
Affymetrix, Inc. (a)	2,111	112,917
Albany Molecular Research, Inc. (a)	747	8,897
Alexion Pharmaceuticals, Inc. (a)	1,001	22,773
Alkermes, Inc. (a)	3,610	41,876
Amgen, Inc. (a)	41,823	2,617,283
Amylin Pharmaceuticals, Inc. (a)	3,168	50,625
Angiotech Pharmaceuticals, Inc. (a)	2,712	34,375
Aphton Corp. (a)	1,970	1,359
Arena Pharmaceuticals, Inc. (a)	802	5,494
ARIAD Pharmaceuticals, Inc. (a)	1,982	11,951
ArQule, Inc. (a)	2,255	14,770
Array Biopharma, Inc. (a)	1,496	9,335
Avant Immunotherapeutics, Inc. (a)	3,213	4,562
Axonyx, Inc. (a)	2,219	2,863
Bioenvision, Inc. (a)	1,026	6,690
Biogen Idec, Inc. (a)	11,133	435,300
BioMarin Pharmaceutical, Inc. (a)	3,206	21,801
Biopure Corp. Class A (a)	82	130
Caliper Life Sciences, Inc. (a)	1,195	7,361
CancerVax Corp. (a)	1,246	3,713
Celgene Corp. (a)	5,718	242,100
Cell Genesys, Inc. (a)(d)	1,539	8,942
Cell Therapeutics, Inc. (a)	2,256	6,700
Cephalon, Inc. (a)	1,836	77,883
Cepheid, Inc. (a)	1,455	13,241
Chiron Corp. (a)	6,100	228,994
Ciphergen Biosystems, Inc. (a)	1,078	2,221
Compugen Ltd. (a)	1,757	5,745
Corgentech, Inc. (a)	1,296	3,110
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Corixa Corp. (a)	1,583	$ 6,728
Crucell NV sponsored ADR (a)	512	10,040
Cubist Pharmaceuticals, Inc. (a)	2,701	27,037
CuraGen Corp. (a)	1,634	6,994
Curis, Inc. (a)	1,951	7,726
CV Therapeutics, Inc. (a)	1,590	32,150
Cytokinetics, Inc.	1,078	5,821
deCODE genetics, Inc. (a)	1,985	15,285
Dendreon Corp. (a)	1,793	9,485
Digene Corp. (a)	715	17,989
Discovery Partners International, Inc. (a)	3,051	9,000
Diversa Corp. (a)	1,093	5,465
DOV Pharmaceutical, Inc. (a)	1,030	15,553
Dyax Corp. (a)	782	3,636
Dynavax Technologies Corp. (a)	1,807	7,065
Encysive Pharmaceuticals, Inc. (a)	2,504	25,541
Enzon Pharmaceuticals, Inc. (a)	1,396	8,474
Exact Sciences Corp. (a)	1,230	3,567
Exelixis, Inc. (a)	2,435	17,094
Eyetech Pharmaceuticals, Inc. (a)	1,283	16,461
Favrille, Inc.	178	712
Forbes Medi-Tech, Inc. (a)	1,040	1,748
Genaera Corp. (a)	2,470	4,965
Gene Logic, Inc. (a)	1,810	6,100
Genelabs Technologies, Inc. (a)	3,567	1,498
Genitope Corp. (a)	1,205	15,677
Genta, Inc. (a)	2,036	2,260
GenVec, Inc. (a)	3,656	6,764
Genzyme Corp. (a)	8,271	516,028
Geron Corp. (a)	1,706	13,648
Gilead Sciences, Inc. (a)	14,473	590,498
GTx, Inc. (a)	830	7,503
Harvard Bioscience, Inc. (a)	973	3,133
Human Genome Sciences, Inc. (a)	5,374	60,619
Icagen, Inc.	222	1,483
ICOS Corp. (a)	2,182	47,131
ID Biomedical Corp. (a)	1,335	21,920
Idenix Pharmaceuticals, Inc.	1,720	35,122
ImClone Systems, Inc. (a)	2,849	94,416
ImmunoGen, Inc. (a)	2,035	12,129
Immunomedics, Inc. (a)	1,704	3,067
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Incyte Corp. (a)	2,540	$ 19,380
Indevus Pharmaceuticals, Inc. (a)	1,656	5,680
Inhibitex, Inc.	1,533	10,409
InterMune, Inc. (a)	1,181	14,184
Introgen Therapeutics, Inc. (a)(d)	1,380	9,853
Invitrogen Corp. (a)	1,656	131,370
Isis Pharmaceuticals, Inc. (a)	1,608	5,885
Keryx Biopharmaceuticals, Inc. (a)	1,032	12,632
Kosan Biosciences, Inc. (a)	755	3,571
La Jolla Pharmaceutical Co. (a)	1,785	1,446
Lexicon Genetics, Inc. (a)	2,296	11,113
Ligand Pharmaceuticals, Inc. Class B (a)	2,518	14,705
Luminex Corp. (a)	900	8,964
MannKind Corp.	1,236	16,043
Marshall Edwards, Inc. (a)(d)	1,945	14,860
Martek Biosciences (a)	979	36,605
Maxim Pharmaceuticals, Inc. (a)	725	1,102
Maxygen, Inc. (a)	2,330	18,244
Medarex, Inc. (a)	4,502	34,125
MedImmune, Inc. (a)	8,138	214,843
Millennium Pharmaceuticals, Inc. (a)	9,972	83,466
Momenta Pharmaceuticals, Inc.	1,605	18,361
Myogen, Inc. (a)	1,135	7,514
Myriad Genetics, Inc. (a)	1,095	18,024
Nabi Biopharmaceuticals (a)	2,976	36,575
Nanogen, Inc. (a)	940	3,835
Neogen Corp. (a)	709	10,324
Neopharm, Inc. (a)	731	7,171
NeoRX Corp. (a)	507	289
Neose Technologies, Inc. (a)	1,126	2,961
Neurochem, Inc. (a)	1,043	8,634
Neurocrine Biosciences, Inc. (a)	1,170	44,074
Neurogen Corp. (a)	1,639	11,080
Northfield Laboratories, Inc. (a)	914	11,937
Novavax, Inc. (a)	2,057	2,818
NPS Pharmaceuticals, Inc. (a)	1,233	14,266
Nuvelo, Inc. (a)	1,327	9,846
ONYX Pharmaceuticals, Inc. (a)	1,093	27,314
Orchid BioSciences, Inc. (a)	1,015	9,866
Orthologic Corp. (a)	1,251	5,079
Oscient Pharmaceuticals Corp. (a)	6,157	10,159
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
OSI Pharmaceuticals, Inc. (a)	1,851	$ 68,802
Peregrine Pharmaceuticals, Inc. (a)	4,452	5,164
Pharmacopeia Drug Discovery, Inc. (a)	368	1,781
Pharmacyclics, Inc. (a)	1,146	9,191
Pharmion Corp. (a)	1,001	20,350
PRAECIS Pharmaceuticals, Inc. (a)	1,768	1,167
Progenics Pharmaceuticals, Inc. (a)	554	11,080
Protein Design Labs, Inc. (a)	3,852	73,573
QIAGEN NV (a)	4,566	54,701
QLT, Inc. (a)	2,958	30,636
Regeneron Pharmaceuticals, Inc. (a)	1,881	11,719
Renovis, Inc. (a)	1,133	15,012
Rigel Pharmaceuticals, Inc. (a)	589	10,537
Savient Pharmaceuticals, Inc. (a)	2,981	10,016
SciClone Pharmaceuticals, Inc. (a)	1,927	4,798
Seattle Genetics, Inc. (a)	1,337	6,458
Senomyx, Inc.	987	13,650
Sequenom, Inc. (a)	1,742	1,655
Serologicals Corp. (a)	1,082	23,252
Sirna Therapeutics, Inc. (a)	2,265	4,983
StemCells, Inc. (a)(d)	2,240	9,296
Stratagene Corp. (a)	589	5,048
Tanox, Inc. (a)	1,465	14,504
Targeted Genetics Corp. (a)	5,047	4,189
Techne Corp. (a)	1,177	54,848
Telik, Inc. (a)	1,419	20,235
Third Wave Technologies, Inc. (a)	1,721	6,471
Threshold Pharmaceuticals, Inc.	1,985	13,816
Transkaryotic Therapies, Inc. (a)	1,322	44,935
Trimeris, Inc. (a)	537	5,451
United Therapeutics Corp. (a)	769	38,419
Vasogen, Inc. (a)	1,722	7,724
Vertex Pharmaceuticals, Inc. (a)	2,749	38,266
ViaCell, Inc.	1,828	13,747
Vicuron Pharmaceuticals, Inc. (a)	2,019	33,273
Vion Pharmaceuticals, Inc. (a)	2,003	4,867
ViroLogic, Inc. (a)	6,461	17,639
XOMA Ltd. (a)(d)	1,917	2,684
Zymogenetics, Inc. (a)	1,890	32,905
		7,418,557
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	680	$ 7,106
Abiomed, Inc. (a)	907	8,499
Advanced Neuromodulation Systems, Inc. (a)	762	27,097
Aksys Ltd. (a)(d)	1,303	3,909
Align Technology, Inc. (a)	2,037	14,809
American Medical Systems Holdings, Inc. (a)	2,834	56,567
Analogic Corp.	575	24,432
Angiodynamics, Inc.	529	10,453
Animas Corp.	862	15,438
Arrow International, Inc.	1,591	53,776
Arthrocare Corp. (a)	596	19,215
Aspect Medical Systems, Inc. (a)	1,014	32,610
BioLase Technology, Inc. (d)	592	4,180
Biomet, Inc.	8,290	312,450
Biosite, Inc. (a)	581	31,787
BioVeris Corp. (a)	1,519	7,732
Bruker BioSciences Corp. (a)	6,094	25,595
Candela Corp. (a)	1,339	13,698
Cardiac Science, Inc. (a)	2,400	2,352
Cardiodynamics International Corp. (a)	1,574	3,494
Closure Medical Corp. (a)	589	15,885
Conceptus, Inc. (a)	789	4,205
CONMED Corp. (a)	1,180	36,981
Conor Medsystems, Inc.	1,000	14,980
Cutera, Inc.	521	8,336
Cyberonics, Inc. (a)	756	27,586
Cytyc Corp. (a)	3,882	90,878
Dade Behring Holdings, Inc.	1,328	88,777
Datascope Corp.	390	11,872
DENTSPLY International, Inc.	2,606	148,672
DexCom, Inc.	1,171	16,335
Encore Medical Corp. (a)	1,355	6,883
Endologix, Inc. (a)	1,944	8,456
Epix Pharmaceuticals, Inc. (a)	576	4,568
Exactech, Inc. (a)	534	7,156
Foxhollow Technologies, Inc.	653	24,749
Gen-Probe, Inc. (a)	1,632	63,420
Given Imaging Ltd. (a)	952	23,629
Hologic, Inc. (a)	735	27,055
I-Flow Corp. (a)	657	10,735
ICU Medical, Inc. (a)	375	12,364
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IDEXX Laboratories, Inc. (a)	1,109	$ 64,023
Illumina, Inc. (a)	1,642	17,241
Immucor, Inc. (a)	1,832	61,372
INAMED Corp. (a)	1,167	72,622
Integra LifeSciences Holdings Corp. (a)	979	32,718
Intermagnetics General Corp. (a)	1,300	37,531
IntraLase Corp.	1,053	20,418
Intuitive Surgical, Inc. (a)	1,183	58,559
IRIS International, Inc. (a)	690	13,186
Kensey Nash Corp. (a)	550	14,960
Kyphon, Inc. (a)	1,600	45,904
Laserscope, Inc. (a)	710	24,445
LifeCell Corp. (a)	1,282	16,999
Matthews International Corp. Class A	1,245	46,053
Medical Action Industries, Inc. (a)	947	16,790
Meridian Bioscience, Inc.	964	17,593
Merit Medical Systems, Inc. (a)	1,302	19,048
Micro Therapeutics, Inc. (a)	2,479	9,916
Microtek Medical Holdings, Inc. (a)	1,585	5,579
Molecular Devices Corp. (a)	603	11,650
Nektar Therapeutics (a)	2,819	51,531
Nutraceutical International Corp. (a)	719	9,484
NuVasive, Inc.	1,290	20,253
OccuLogix, Inc. (d)	1,709	14,954
OraSure Technologies, Inc. (a)	1,286	10,687
Orthofix International NV (a)	477	21,866
Orthovita, Inc. (a)	3,496	11,117
Palomar Medical Technologies, Inc. (a)	808	18,463
PolyMedica Corp.	1,048	36,785
Possis Medical, Inc. (a)	574	6,044
Quidel Corp. (a)	1,189	5,208
Regeneration Technologies, Inc. (a)	856	5,761
Respironics, Inc. (a)	1,189	79,473
Shamir Optical Industry Ltd.	707	12,132
Sonic Innovations, Inc. (a)	1,373	5,973
SonoSight, Inc. (a)	529	16,240
Staar Surgical Co. (a)	832	3,270
Stereotaxis, Inc.	1,010	7,929
SurModics, Inc. (a)	704	27,752
Syneron Medical Ltd.	692	23,334
Synovis Life Technologies, Inc. (a)	230	1,760
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Thermogenesis Corp. (a)	1,689	$ 6,773
Thoratec Corp. (a)	1,495	22,335
Trinity Biotech PLC sponsored ADR (a)	605	1,174
TriPath Imaging, Inc. (a)	1,154	9,913
Utah Medical Products, Inc.	500	10,880
Varian, Inc. (a)	1,095	40,734
Ventana Medical Systems, Inc. (a)	1,342	56,700
Vital Signs, Inc.	457	19,272
Vnus Medical Technologies, Inc.	439	5,641
Wright Medical Group, Inc. (a)	1,176	32,387
Young Innovations, Inc.	390	14,485
Zoll Medical Corp. (a)	338	8,024
		2,553,662
Health Care Providers & Services - 2.1%
Accelrys, Inc. (a)	737	3,891
Accredo Health, Inc. (a)	1,688	75,656
Advisory Board Co. (a)	571	25,786
Allied Healthcare International, Inc. (a)	3,310	22,905
Allscripts Healthcare Solutions, Inc. (a)	1,788	29,252
Amedisys, Inc. (a)	479	14,471
America Service Group, Inc. (a)	530	10,436
American Dental Partners, Inc. (a)	325	7,810
American Healthways, Inc. (a)	1,164	45,710
AMICAS, Inc. (a)	2,483	10,578
AmSurg Corp. (a)	897	24,183
Andrx Corp. (a)	2,280	45,554
Bio-Reference Laboratories, Inc. (a)	768	11,290
BioScrip, Inc. (a)	895	4,681
Cerner Corp. (a)	1,106	72,277
Computer Programs & Systems, Inc.	414	14,026
Corvel Corp. (a)	349	9,262
Cross Country Healthcare, Inc. (a)	928	15,730
Curative Health Services, Inc. (a)	666	1,712
D & K Healthcare Resources, Inc.	698	5,696
Dendrite International, Inc. (a)	1,280	19,840
Dialysis Corp. of America (a)	301	6,050
Eclipsys Corp. (a)	1,688	22,653
Emageon, Inc.	600	9,270
eResearchTechnology, Inc. (a)	1,605	19,645
Express Scripts, Inc. (a)	2,297	212,220
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Genesis HealthCare Corp. (a)	620	$ 26,964
Gentiva Health Services, Inc. (a)	964	15,318
HealthExtras, Inc. (a)	1,092	18,717
HealthTronics Surgical Services, Inc. (a)	1,523	19,327
Henry Schein, Inc. (a)	2,614	105,318
Horizon Health Corp. (a)	262	11,489
Hythiam, Inc. (a)	1,433	8,283
ICON PLC sponsored ADR (a)	371	11,226
IDX Systems Corp. (a)	986	31,453
LabOne, Inc. (a)	447	17,227
LCA-Vision, Inc.	840	37,111
Lifeline Systems, Inc. (a)	712	23,183
LifePoint Hospitals, Inc. (a)	1,215	54,651
Lincare Holdings, Inc. (a)	3,302	145,156
Magellan Health Services, Inc. (a)	864	28,054
Matria Healthcare, Inc. (a)	570	16,239
Medcath Corp. (a)	731	18,940
Merge Technologies, Inc. (a)	1,112	19,349
National Medical Health Card Systems, Inc. (a)	330	7,597
Odyssey Healthcare, Inc. (a)	928	12,305
Omnicell, Inc. (a)	664	4,316
Option Care, Inc.	1,195	15,894
Pacific Ethanol, Inc. (a)(d)	1,162	12,712
PAREXEL International Corp. (a)	1,314	23,981
Patterson Companies, Inc. (a)	4,542	206,161
PDI, Inc. (a)	594	7,128
Per-Se Technologies, Inc. (a)	866	16,428
Pharmaceutical Product Development, Inc. (a)	1,931	93,422
PRA International	691	17,987
Priority Healthcare Corp. Class B (a)	1,190	27,227
PSS World Medical, Inc. (a)	2,922	34,304
Psychiatric Solutions, Inc. (a)	882	36,118
QMed, Inc. (a)	603	4,287
Radiation Therapy Services, Inc.	602	12,461
ResCare, Inc. (a)	930	12,397
SFBC International, Inc. (a)	543	19,010
Sun Healthcare Group, Inc. (a)	1,059	7,413
Symbion, Inc. (a)	887	20,933
TLC Vision Corp. (a)	2,012	17,392
TriZetto Group, Inc. (a)	1,531	21,250
U.S. Physical Therapy, Inc. (a)	574	9,201
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
United Surgical Partners International, Inc. (a)	897	$ 43,182
VCA Antech, Inc. (a)	2,704	66,951
Ventiv Health, Inc. (a)	884	17,945
VistaCare, Inc. Class A (a)	323	5,762
Vital Images, Inc. (a)	671	11,977
WebMD Corp. (a)	10,542	99,411
		2,233,741
Pharmaceuticals - 1.6%
Able Laboratories, Inc. (a)	666	2,844
Acusphere, Inc. (a)	1,243	5,904
Adolor Corp. (a)	1,332	12,734
Advancis Pharmaceutical Corp. (a)	1,591	7,096
American Pharmaceutical Partners, Inc. (a)	2,351	103,256
Antigenics, Inc. (a)(d)	2,149	14,398
Aspreva Pharmaceuticals Corp. (a)	1,130	15,843
Atherogenics, Inc. (a)	1,239	17,656
Axcan Pharma, Inc. (a)	1,329	20,954
Barrier Therapeutics, Inc.	1,043	16,646
Bone Care International, Inc. (a)	670	21,936
Cardiome Pharma Corp. (a)	1,301	7,224
CNS., Inc.	475	9,975
Columbia Laboratories, Inc. (a)	1,899	4,937
Connetics Corp. (a)	1,261	28,082
Cypress Bioscience, Inc. (a)	1,387	16,852
DepoMed, Inc. (a)	1,263	5,582
Discovery Laboratories, Inc. (a)	1,297	9,144
Draxis Health, Inc. (a)	1,236	6,371
Durect Corp. (a)	2,421	8,691
Endo Pharmaceuticals Holdings, Inc. (a)	4,383	88,975
Eon Labs, Inc. (a)	2,822	86,466
First Horizon Pharmaceutical Corp. (a)	1,418	26,658
Flamel Technologies SA sponsored ADR (a)	803	14,631
Guilford Pharmaceuticals, Inc. (a)	1,089	2,744
Hi-Tech Pharmacal Co., Inc. (a)	308	9,258
Hollis-Eden Pharmaceuticals, Inc. (a)	580	4,924
Impax Laboratories, Inc. (a)	1,941	31,832
InKine Pharmaceutical, Inc. (a)	1,715	3,910
Inspire Pharmaceuticals, Inc. (a)	1,281	8,327
Ista Pharmaceuticals, Inc. (a)	753	5,964
Kos Pharmaceuticals, Inc. (a)	1,217	70,257
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Matrixx Initiatives, Inc. (a)	372	$ 3,921
Medicines Co. (a)	1,592	34,928
MGI Pharma, Inc. (a)	2,365	54,868
Nastech Pharmaceutical Co., Inc. (a)	1,139	13,839
New River Pharmaceuticals, Inc.	664	21,746
Nexmed, Inc. (a)	672	874
NitroMed, Inc. (a)	982	18,795
Noven Pharmaceuticals, Inc. (a)	899	16,182
Novogen Ltd. sponsored ADR (a)	97	1,969
Pain Therapeutics, Inc. (a)	1,553	8,153
Penwest Pharmaceuticals Co. (a)	793	9,579
Perrigo Co.	3,452	53,644
Pharmos Corp. (a)	462	1,326
Pozen, Inc. (a)	826	6,088
Salix Pharmaceuticals Ltd. (a)	1,011	17,703
Santarus, Inc.	1,330	3,950
Sepracor, Inc. (a)	3,413	207,374
Shire Pharmaceuticals Group PLC sponsored ADR	1,449	46,382
SuperGen, Inc. (a)	1,151	5,790
Taro Pharmaceutical Industries Ltd. (a)	783	25,612
Teva Pharmaceutical Industries Ltd. sponsored ADR	14,790	493,542
Vivus, Inc. (a)	2,040	4,855
Zila, Inc. (a)	3,259	9,451
		1,750,642
TOTAL HEALTH CARE		13,956,602
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	561	9,818
Argon ST, Inc. (a)	860	29,524
BE Aerospace, Inc. (a)	1,865	26,987
Ceradyne, Inc. (a)	865	19,973
Elbit Systems Ltd.	1,390	33,596
Engineered Support Systems, Inc.	1,473	57,447
Essex Corp. (a)	486	9,088
Herley Industries, Inc. (a)	746	13,062
Innovative Solutions & Support, Inc. (a)	378	13,094
Ionatron, Inc. (a)(d)	2,941	26,175
Kaman Corp. Class A	987	15,269
KVH Industries, Inc. (a)	419	3,893
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Ladish Co., Inc. (a)	1,065	$ 11,822
Mercury Computer Systems, Inc. (a)	1,018	29,420
MTC Technologies, Inc. (a)	622	20,856
Sypris Solutions, Inc.	676	7,125
		327,149
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	1,800	13,536
C.H. Robinson Worldwide, Inc.	2,899	165,736
Dynamex, Inc. (a)	596	10,722
EGL, Inc. (a)	1,477	28,107
Expeditors International of Washington, Inc.	3,615	184,293
Forward Air Corp.	1,591	42,718
Hub Group, Inc. Class A (a)	852	23,413
Pacer International, Inc. (a)	1,088	24,817
Park-Ohio Holdings Corp. (a)	439	6,695
UTI Worldwide, Inc.	1,035	76,331
		576,368
Airlines - 0.3%
FLYi, Inc. (a)	1,309	995
Frontier Airlines, Inc. (a)	1,453	17,741
JetBlue Airways Corp. (a)	3,139	68,210
MAIR Holdings, Inc. (a)	1,544	14,730
Mesa Air Group, Inc. (a)	1,187	7,573
Northwest Airlines Corp. (a)(d)	3,011	18,337
Pinnacle Airlines Corp. (a)	841	8,242
Republic Airways Holdings, Inc.	683	8,715
Ryanair Holdings PLC sponsored ADR (a)	2,033	92,888
SkyWest, Inc.	1,780	32,467
		269,898
Building Products - 0.1%
Aaon, Inc. (a)	568	10,167
American Woodmark Corp.	498	16,738
Apogee Enterprises, Inc.	1,220	17,068
Quixote Corp.	489	9,526
Universal Forest Products, Inc.	656	26,109
		79,608
Commercial Services & Supplies - 1.4%
51job, Inc. sponsored ADR	198	2,770
American Ecology Corp.	1,049	13,280
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Asset Acceptance Capital Corp. (a)	1,529	$ 37,568
Carlisle Holdings Ltd. (non-vtg.) (d)	1,707	10,242
Casella Waste Systems, Inc. Class A (a)	817	9,322
Century Business Services, Inc. (a)	2,443	9,796
Cintas Corp.	5,812	234,630
Clean Harbors, Inc. (a)	576	11,952
Coinstar, Inc. (a)	747	14,148
Comsys IT Partners, Inc. (a)	927	15,676
Copart, Inc. (a)	3,367	83,468
Corporate Executive Board Co.	1,232	85,969
CoStar Group, Inc. (a)	745	29,934
CRA International, Inc. (a)	352	20,060
Danka Business Systems PLC sponsored ADR (a)	836	1,062
DiamondCluster International, Inc. (a)	1,123	14,689
Duratek, Inc. (a)	611	13,399
Exponent, Inc. (a)	442	10,948
First Consulting Group, Inc. (a)	1,495	7,744
FirstService Corp. (Sub. Vtg.) (a)	1,234	23,604
G&K Services, Inc. Class A	624	24,561
General Binding Corp. (a)	726	15,021
Gevity HR, Inc.	796	13,651
Healthcare Services Group, Inc.	1,381	25,824
Heidrick & Struggles International, Inc. (a)	758	19,033
Herman Miller, Inc.	2,268	66,021
Hudson Highland Group, Inc. (a)	700	11,207
Huron Consulting Group, Inc.	752	17,273
ICT Group, Inc. (a)	571	5,305
Integrated Alarm Services Group, Inc. (a)(d)	634	2,568
Intersections, Inc.	441	4,300
Kelly Services, Inc. Class A (non-vtg.)	1,175	32,677
Kforce, Inc. (a)	1,302	10,468
Layne Christensen Co. (a)	643	11,124
Learning Tree International, Inc. (a)	1,097	14,118
LECG Corp. (a)	910	17,545
McGrath RentCorp.	1,132	26,093
Mobile Mini, Inc. (a)	762	28,133
Monster Worldwide, Inc. (a)	3,741	98,688
NCO Group, Inc. (a)	998	19,820
On Assignment, Inc. (a)	1,390	7,367
PICO Holdings, Inc. (a)	771	19,961
Portfolio Recovery Associates, Inc. (a)	503	19,823
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
PRG-Schultz International, Inc. (a)	2,172	$ 8,384
Providence Service Corp. (a)	379	9,574
Resources Connection, Inc. (a)	1,680	33,466
School Specialty, Inc. (a)	772	30,278
SOURCECORP, Inc. (a)	474	10,148
Stericycle, Inc. (a)	1,414	70,163
Teletech Holdings, Inc. (a)	2,696	22,026
Tetra Tech, Inc. (a)	1,932	23,281
TRM Corp. (a)	430	6,979
United Stationers, Inc. (a)	1,153	56,532
Waste Industries USA, Inc.	1,018	14,690
Waste Services, Inc. (a)	4,374	16,840
West Corp. (a)	2,311	81,209
		1,544,412
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,365	20,257
Washington Group International, Inc. (a)	855	41,049
		61,306
Electrical Equipment - 0.5%
Active Power, Inc. (a)	2,586	6,930
American Power Conversion Corp.	6,273	159,711
American Superconductor Corp. (a)	795	7,036
Artesyn Technologies, Inc. (a)	1,201	9,884
Capstone Turbine Corp. (a)	3,505	3,505
Color Kinetics, Inc.	533	5,831
Deswell Industries, Inc.	609	9,701
Distributed Energy Systems Corp. (a)	3,313	10,999
Encore Wire Corp. (a)	772	8,492
Energy Conversion Devices, Inc. (a)	956	18,432
Evergreen Solar, Inc. (a)	2,133	10,772
Franklin Electric Co., Inc.	734	28,200
FuelCell Energy, Inc. (a)(d)	1,447	11,779
Genlyte Group, Inc. (a)	894	39,837
Hydrogenics Corp. (a)	1,530	5,351
II-VI, Inc. (a)	1,022	16,832
LSI Industries, Inc.	1,131	15,370
Medis Technologies Ltd. (a)(d)	883	12,159
Microvision, Inc. (a)(d)	1,063	6,878
Plug Power, Inc. (a)(d)	2,703	16,813
Powell Industries, Inc. (a)	482	8,878
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Power-One, Inc. (a)	2,581	$ 14,144
Preformed Line Products Co.	259	8,840
Ultralife Batteries, Inc. (a)	686	11,196
Valence Technology, Inc. (a)	2,374	7,027
Vicor Corp.	797	10,600
Woodward Governor Co.	364	28,163
		493,360
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	970	24,716
Westaim Corp. (a)	1,454	3,881
		28,597
Machinery - 0.8%
3D Systems Corp. (a)	683	14,480
A.S.V., Inc. (a)	442	16,045
American Science & Engineering, Inc. (a)	281	10,709
Astec Industries, Inc. (a)	782	17,149
Bucyrus International, Inc. Class A	620	22,122
Commercial Vehicle Group, Inc.	625	11,494
CUNO, Inc. (a)	568	40,385
Flanders Corp. (a)	1,144	11,406
Freightcar America, Inc.	828	16,295
Gehl Co. (a)	430	12,895
Hardinge, Inc.	423	6,860
Joy Global, Inc.	2,761	103,648
Lincoln Electric Holdings, Inc.	1,356	44,423
Middleby Corp.	428	23,626
Nordson Corp.	1,291	40,137
PACCAR, Inc.	5,703	403,487
Sun Hydraulics Corp.	344	12,700
Tecumseh Products Co.	262	7,087
Tecumseh Products Co. Class A (non-vtg.)	517	14,135
Volvo AB sponsored ADR	588	23,990
		853,073
Marine - 0.1%
Alexander & Baldwin, Inc.	1,401	62,274
DryShips, Inc.	900	16,650
Stolt-Nielsen SA Class B sponsored ADR	898	29,832
		108,756
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - 0.6%
AMERCO (a)	850	$ 45,203
Arkansas Best Corp.	807	26,413
Central Freight Lines, Inc. (a)	726	2,113
Covenant Transport, Inc. Class A (a)	611	8,481
Heartland Express, Inc.	2,477	49,664
J.B. Hunt Transport Services, Inc.	5,482	110,079
Landstar System, Inc. (a)	2,130	71,866
Marten Transport Ltd. (a)	686	13,452
Old Dominion Freight Lines, Inc. (a)	991	30,196
Overnite Corp.	959	40,873
P.A.M. Transportation Services, Inc. (a)	668	11,009
Quality Distribution, Inc. (a)	449	3,565
SCS Transportation, Inc. (a)	206	3,760
Swift Transportation Co., Inc. (a)	2,547	62,529
U.S. Xpress Enterprises, Inc. Class A (a)	842	10,281
Universal Truckload Services, Inc.	500	8,350
USA Truck, Inc. (a)	550	11,138
Werner Enterprises, Inc.	2,833	53,289
Yellow Roadway Corp. (a)	1,886	99,543
		661,804
Trading Companies & Distributors - 0.2%
Aceto Corp.	828	6,020
Beacon Roofing Supply, Inc.	794	18,985
Electro Rent Corp. (a)	1,299	15,263
Fastenal Co.	2,526	146,811
Lawson Products, Inc.	395	16,906
NuCo2, Inc. (a)	701	16,600
Rush Enterprises, Inc. Class A (a)	983	14,145
UAP Holding Corp.	1,607	23,382
		258,112
TOTAL INDUSTRIALS		5,262,443
INFORMATION TECHNOLOGY - 49.0%
Communications Equipment - 8.5%
3Com Corp. (a)	13,296	48,663
ADC Telecommunications, Inc. (a)	3,801	69,026
Adtran, Inc.	2,353	51,695
Airspan Networks, Inc. (a)	2,489	11,897
Alvarion Ltd. (a)	2,562	23,212
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Anaren, Inc. (a)	662	$ 7,838
Andrew Corp. (a)	5,155	68,355
Arris Group, Inc. (a)	2,872	24,872
AudioCodes Ltd. (a)	1,741	21,014
Avanex Corp. (a)(d)	6,051	6,112
Avici Systems, Inc. (a)	537	2,395
Avocent Corp. (a)	1,639	45,892
Bel Fuse, Inc.:
Class A	177	4,476
Class B	300	8,970
Black Box Corp.	852	29,292
Bookham, Inc. (a)	1,243	3,480
Brooktrout, Inc. (a)	479	4,776
C-COR, Inc. (a)	3,336	22,952
Carrier Access Corp. (a)	1,526	7,355
Centillium Communications, Inc. (a)	1,559	3,414
Ceragon Networks Ltd. (a)	865	4,394
CIENA Corp. (a)	23,476	51,178
Cisco Systems, Inc. (a)	215,425	4,174,937
Computer Network Technology Corp. (a)	996	4,980
Comtech Telecommunications Corp. (a)	781	28,249
Comverse Technology, Inc. (a)	6,476	152,380
Digi International, Inc. (a)	1,004	11,777
Ditech Communications Corp. (a)	1,208	8,710
ECI Telecom Ltd. (a)	3,668	32,388
ECtel Ltd. (a)	171	629
EMS Technologies, Inc. (a)	443	5,981
Endwave Corp. (a)(d)	412	14,853
Extreme Networks, Inc. (a)	3,999	18,275
F5 Networks, Inc. (a)	1,331	68,161
Finisar Corp. (a)	5,906	7,028
Foundry Networks, Inc. (a)	4,534	41,894
Glenayre Technologies, Inc. (a)	1,379	4,413
Harmonic, Inc. (a)	2,575	16,042
Inter-Tel, Inc.	969	19,894
InterDigital Communication Corp. (a)	2,421	44,692
Ixia (a)	2,329	42,830
JDS Uniphase Corp. (a)	45,040	68,911
Juniper Networks, Inc. (a)	18,172	465,930
MRV Communications, Inc. (a)	4,346	8,040
NETGEAR, Inc. (a)	1,147	22,561
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Network Engines, Inc. (a)	1,511	$ 2,569
Nice Systems Ltd. sponsored ADR (a)	300	10,935
NMS Communications Corp. (a)	1,666	5,415
Oplink Communications, Inc. (a)	4,853	7,231
Optical Communication Products, Inc. (a)	1,330	2,381
Orckit Communications Ltd. (a)	601	14,604
Packeteer, Inc. (a)	1,039	12,333
Paradyne Networks, Inc. (a)	2,415	4,758
PC-Tel, Inc. (a)	1,155	8,443
Performance Technologies, Inc. (a)	470	3,163
Polycom, Inc. (a)	3,211	54,940
Powerwave Technologies, Inc. (a)	3,218	29,380
Proxim Corp. Class A (a)	475	152
Qiao Xing Universal Telephone, Inc. (a)	504	3,452
QUALCOMM, Inc.	54,928	2,046,617
Radyne Comstream Corp. (a)	1,102	9,444
Redback Networks, Inc. (a)	1,785	10,175
REMEC, Inc. (a)	1,069	6,681
Research In Motion Ltd. (a)	6,295	524,383
SafeNet, Inc. (a)	810	25,450
SCM Microsystems, Inc. (a)	1,068	3,172
SeaChange International, Inc. (a)	1,245	9,836
Sierra Wireless, Inc. (a)	732	6,584
SiRF Technology Holdings, Inc. (a)	2,575	36,462
Sonus Networks, Inc. (a)	8,174	36,374
SpectraLink Corp.	479	5,518
Stratex Networks, Inc. (a)	2,958	5,177
Sunrise Telecom, Inc.	1,483	2,373
Superior Essex, Inc. (a)	525	8,804
Sycamore Networks, Inc. (a)	8,426	28,480
Symmetricom, Inc. (a)	1,374	15,499
Tekelec (a)	2,363	32,160
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	4,125	129,649
Tellabs, Inc. (a)	15,522	127,591
Telular Corp. (a)	871	3,397
Terayon Communication Systems, Inc. (a)	1,730	5,484
Tollgrade Communications, Inc. (a)	443	3,358
UTStarcom, Inc. (a)	3,667	26,989
Verso Technologies, Inc. (a)	3,053	794
ViaSat, Inc. (a)	976	19,803
Westell Technologies, Inc. Class A (a)	3,694	22,127
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
WJ Communications, Inc. (a)	2,092	$ 4,205
Zhone Technologies, Inc. (a)	3,655	9,905
		9,111,060
Computers & Peripherals - 5.5%
ActivCard Corp. (a)	1,423	5,863
Adaptec, Inc. (a)	4,706	18,730
Advanced Digital Information Corp. (a)	2,971	20,411
Apple Computer, Inc. (a)	27,239	1,081,661
Avid Technology, Inc. (a)	1,271	74,531
Brocade Communications Systems, Inc. (a)	9,900	38,709
Concurrent Computer Corp. (a)	2,256	4,106
Cray, Inc. (a)	2,041	2,980
Creative Technology Ltd. (Nasdaq)	2,846	22,199
Dell, Inc. (a)(d)	81,960	3,269,384
Dot Hill Systems Corp. (a)	1,177	6,250
Electronics for Imaging, Inc. (a)	1,863	35,397
Hutchinson Technology, Inc. (a)	937	38,764
Immersion Corp. (a)	860	5,040
InFocus Corp. (a)	1,431	5,953
Innovex, Inc. (a)	857	2,897
Intergraph Corp. (a)	1,107	34,749
Komag, Inc. (a)	960	27,696
LaserCard Corp. (a)	492	2,952
Logitech International SA sponsored ADR (a)	171	10,246
M-Systems Flash Disk Pioneers Ltd. (a)	933	20,255
McDATA Corp.:
Class A (a)	3,301	12,577
Class B (a)	1,013	3,637
Mobility Electronics, Inc. (a)	1,162	10,226
Neoware Systems, Inc. (a)	1,146	11,598
Network Appliance, Inc. (a)	12,196	350,757
Novatel Wireless, Inc. (a)	861	10,737
Overland Storage, Inc. (a)	914	8,857
palmOne, Inc. (a)	1,541	43,795
Pinnacle Systems, Inc. (a)	2,409	14,237
Presstek, Inc. (a)	1,343	11,469
QLogic Corp. (a)	2,991	95,772
Rimage Corp. (a)	799	16,899
SanDisk Corp. (a)	5,924	154,557
SBS Technologies, Inc. (a)	435	4,224
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Scitex Corp. Ltd.	1,465	$ 10,021
SimpleTech, Inc. (a)	1,620	5,670
Stratasys, Inc. (a)	390	12,620
Sun Microsystems, Inc. (a)	113,742	433,357
Synaptics, Inc. (a)	866	16,653
		5,956,436
Electronic Equipment & Instruments - 1.7%
Aeroflex, Inc. (a)	2,655	21,240
Agilysys, Inc.	1,074	16,518
Applied Films Corp. (a)	436	11,728
BEI Technologies, Inc.	647	16,634
Bell Microproducts, Inc. (a)	812	6,658
Brightpoint, Inc. (a)	478	8,986
CalAmp Corp. (a)	1,266	8,356
CDW Corp.	2,751	160,053
CellStar Corp. (a)	382	497
Cherokee International Corp. (a)	469	1,928
Cogent, Inc.	2,700	54,162
Cognex Corp.	1,592	41,328
Coherent, Inc. (a)	1,061	34,833
Daktronics, Inc. (a)	949	22,102
DDi Corp. (a)	1,571	3,550
Digital Theater Systems, Inc. (a)	525	8,972
Dionex Corp. (a)	685	30,722
Echelon Corp. (a)	1,061	7,289
Electro Scientific Industries, Inc. (a)	948	17,007
Excel Technology, Inc. (a)	354	8,868
Fargo Electronics, Inc. (a)	609	10,992
FARO Technologies, Inc. (a)	894	24,871
Flextronics International Ltd. (a)	18,378	234,871
FLIR Systems, Inc. (a)	2,234	59,871
Global Imaging Systems, Inc. (a)	678	21,554
GSI Lumonics, Inc. (a)	996	7,768
Identix, Inc. (a)	3,287	18,046
INTAC International (a)(d)	1,136	6,873
International DisplayWorks, Inc. (a)	1,000	8,480
Itron, Inc. (a)	767	31,531
LeCroy Corp. (a)	442	7,275
Lexar Media, Inc. (a)	2,584	12,972
Lipman Electronic Engineer Ltd. (Nasdaq)	766	24,841
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Littelfuse, Inc. (a)	850	$ 25,568
LoJack Corp. (a)	808	11,910
M-Flex Electronix, Inc.	868	14,166
Mechanical Technology, Inc. (a)	1,285	4,587
Merix Corp. (a)	475	3,444
Methode Electronics, Inc. Class A	1,293	15,438
Metrologic Instruments, Inc. (a)	824	11,421
Molex, Inc.	3,757	99,523
Molex, Inc. Class A (non-vtg.)	2,730	65,111
MTS Systems Corp.	722	23,039
National Instruments Corp.	2,514	58,451
Newport Corp. (a)	1,742	24,475
NU Horizons Electronics Corp. (a)	658	3,869
Optimal Group, Inc. Class A (a)	1,305	21,324
Orbotech Ltd. (a)	1,227	25,436
OSI Systems, Inc. (a)	490	7,301
PC Connection, Inc. (a)	1,121	5,728
Pemstar, Inc. (a)	1,399	1,651
Photon Dynamics, Inc. (a)	560	10,814
Planar Systems, Inc. (a)	480	3,859
Plexus Corp. (a)	1,195	16,431
RadiSys Corp. (a)	665	10,753
Richardson Electronics Ltd.	989	8,802
Rofin-Sinar Technologies, Inc. (a)	705	22,772
Sanmina-SCI Corp. (a)	16,945	86,928
ScanSource, Inc. (a)	521	25,576
Sirenza Microdevices, Inc. (a)	2,267	7,300
SpatiaLight, Inc. (a)	1,783	10,823
Staktek Holdings, Inc. (a)	1,214	3,326
Suntron Corp. (a)	1,647	2,158
Superconductor Technologies, Inc. (a)	1,907	1,487
Taser International, Inc. (a)(d)	1,904	21,591
Tech Data Corp. (a)	1,850	66,415
Trimble Navigation Ltd. (a)	1,866	74,099
TTM Technologies, Inc. (a)	1,039	8,250
Universal Display Corp. (a)	1,471	13,827
Viisage Technology, Inc. (a)	1,327	5,680
Woodhead Industries, Inc.	504	6,466
X-Rite, Inc.	1,218	13,471
Xyratex Ltd.	973	17,602
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Zomax, Inc. (a)	2,600	$ 7,150
Zygo Corp. (a)	622	6,021
		1,825,419
Internet Software & Services - 4.5%
24/7 Real Media, Inc. (a)	5,254	15,972
Akamai Technologies, Inc. (a)	4,139	58,112
Aladdin Knowledge Systems Ltd. (a)	753	18,072
aQuantive, Inc. (a)	2,100	32,319
Ariba, Inc. (a)	2,305	14,130
Art Technology Group, Inc. (a)	2,639	2,850
AsiaInfo Holdings, Inc. (a)	1,307	6,796
Ask Jeeves, Inc. (a)	1,915	58,235
Autobytel, Inc. (a)	1,041	5,059
Bankrate, Inc. (a)	726	13,264
Blue Coat Systems, Inc. (a)	361	7,007
BroadVision, Inc. (a)(d)	1,412	1,977
Chordiant Software, Inc. (a)	2,159	3,692
CMGI, Inc. (a)	16,443	35,846
CNET Networks, Inc. (a)	4,909	50,955
Corillian Corp. (a)	1,860	5,980
Cryptologic, Inc.	469	15,824
CyberSource Corp. (a)	1,115	7,482
Digital Insight Corp. (a)	951	20,675
Digital River, Inc. (a)	1,063	29,254
Digitas, Inc. (a)	3,011	33,332
DoubleClick, Inc. (a)	5,596	46,055
EarthLink, Inc. (a)	5,038	53,453
eCollege.com (a)	553	5,712
Entrust, Inc. (a)	2,378	9,726
Equinix, Inc. (a)	915	34,862
FindWhat.com (a)	1,339	7,123
Google, Inc. Class A (sub. vtg.)	5,442	1,515,053
GoRemote Internet Communications, Inc. (a)	614	958
Greenfield Online, Inc.	454	6,174
Homestore, Inc. (a)	4,453	9,307
Housevalues, Inc.	700	9,450
InfoSpace, Inc. (a)	1,141	38,703
Internet Capital Group, Inc. (a)	2,642	15,324
Interwoven, Inc. (a)	1,495	11,900
Iona Technologies PLC sponsored ADR (a)	533	1,839
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
iPass, Inc. (a)	1,581	$ 9,755
iVillage, Inc. (a)	2,121	12,790
j2 Global Communications, Inc. (a)	731	25,643
Jupitermedia Corp. (a)	1,459	26,627
Keynote Systems, Inc. (a)	1,025	11,890
Kintera, Inc. (a)	800	2,472
LivePerson, Inc. (a)	2,751	6,602
LookSmart Ltd. (a)	4,167	3,125
Marchex, Inc. Class B	448	6,684
MatrixOne, Inc. (a)	1,819	8,313
NaviSite, Inc. (a)	523	805
Neoforma, Inc. (a)	772	5,288
Net2Phone, Inc. (a)	1,222	1,955
Netease.com, Inc. sponsored ADR (a)(d)	507	26,171
NetRatings, Inc. (a)	1,039	14,151
NIC, Inc. (a)	1,749	7,678
Niku Corp. (a)	445	6,693
Open Text Corp. (a)	1,697	27,337
Openwave Systems, Inc. (a)	2,221	34,537
PEC Solutions, Inc. (a)	1,149	17,821
PlanetOut, Inc.	573	4,613
Plumtree Software, Inc. (a)	1,345	6,187
RADVision Ltd. (a)	826	11,605
RealNetworks, Inc. (a)	5,396	27,574
Register.com, Inc. (a)	1,694	10,588
S1 Corp. (a)	3,058	13,700
SAVVIS Communications Corp. (a)	5,140	3,495
SeeBeyond Technology Corp. (a)	2,737	8,156
Selectica, Inc. (a)	2,459	7,795
Sina Corp. (a)	1,642	45,697
SkillSoft PLC sponsored ADR (a)	3,139	11,520
Sohu.com, Inc. (a)	1,276	23,887
SonicWALL, Inc. (a)	2,405	14,863
Stellent, Inc. (a)	1,069	8,092
Supportsoft, Inc. (a)	2,282	11,821
Terra Networks SA sponsored ADR	666	2,824
Tom Online, Inc. sponsored ADR (a)	200	2,312
Travelzoo, Inc. (a)	630	20,733
Tumbleweed Communications Corp. (a)	1,264	2,781
United Online, Inc.	1,839	23,797
ValueClick, Inc. (a)	2,827	30,305
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VeriSign, Inc. (a)	8,306	$ 268,699
Vignette Corp. (a)	10,020	11,623
Vitria Technology, Inc. (a)	2,548	8,154
WebEx Communications, Inc. (a)	1,430	38,410
webMethods, Inc. (a)	2,229	11,212
Websense, Inc. (a)	754	40,497
WebSideStory, Inc.	1,076	12,320
Workstream, Inc. (a)	1,954	3,361
Yahoo!, Inc. (a)	46,357	1,724,480
Zix Corp. (a)	974	3,204
		4,873,114
IT Services - 1.4%
Acxiom Corp.	3,256	60,073
Answerthink, Inc. (a)	1,964	7,777
Applied Digital Solutions, Inc. (a)	2,129	8,133
Carreker Corp. (a)	996	5,229
CheckFree Corp. (a)	2,930	109,377
Cognizant Technology Solutions Corp. Class A (a)	4,446	213,408
Covansys Corp. (a)	1,396	17,101
CSG Systems International, Inc. (a)	1,788	34,008
Edgewater Technology, Inc. (a)	1,090	4,742
Elron Electronic Industries Ltd. (a)	1,005	14,643
Euronet Worldwide, Inc. (a)	1,275	35,751
Fiserv, Inc. (a)	6,359	273,437
Forrester Research, Inc. (a)	638	10,527
iGate Corp. (a)	1,393	6,087
Indus International, Inc. (a)	1,166	2,624
Infocrossing, Inc. (a)	717	7,858
Infosys Technologies Ltd. sponsored ADR	664	48,034
infoUSA, Inc.	1,995	24,100
Integral Systems, Inc.	418	9,092
Intrado, Inc. (a)	517	6,612
iPayment, Inc. (a)	756	28,834
Kanbay International, Inc.	1,468	30,476
Lightbridge, Inc. (a)	1,638	10,287
Lionbridge Technologies, Inc. (a)	1,683	8,381
ManTech International Corp. Class A (a)	669	19,220
Ness Technologies, Inc.	932	9,115
Paychex, Inc.	12,828	370,473
Pegasus Solutions, Inc. (a)	892	9,598
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
RightNow Technologies, Inc.	1,056	$ 9,863
Sapient Corp. (a)	4,930	41,412
SI International, Inc. (a)	431	12,219
SM&A (a)	996	8,725
Sykes Enterprises, Inc. (a)	1,314	10,880
Syntel, Inc.	1,406	22,018
TALX Corp.	586	16,361
Telvent GIT SA	871	7,491
Tier Technologies, Inc. Class B (a)	1,203	10,635
Zanett, Inc. (a)	2,719	8,728
		1,533,329
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,372	101,237
Semiconductors & Semiconductor Equipment - 11.0%
8X8, Inc. (a)(d)	2,302	4,443
Actel Corp. (a)	1,079	15,958
ADE Corp. (a)	460	10,318
Advanced Energy Industries, Inc. (a)	961	9,168
Alliance Semiconductor Corp. (a)	1,231	2,068
Altera Corp. (a)	12,648	280,659
AMIS Holdings, Inc. (a)	2,448	29,376
Amkor Technology, Inc. (a)	6,344	22,521
ANADIGICS, Inc. (a)	839	1,376
Applied Materials, Inc.	56,027	919,403
Applied Micro Circuits Corp. (a)	9,268	26,599
ARM Holdings PLC sponsored ADR	2,713	16,142
ASE Test Ltd. (a)	3,590	18,381
ASM International NV (Nasdaq) (a)	397	5,891
ASML Holding NV (NY Shares) (a)	4,216	67,962
Asyst Technologies, Inc. (a)	1,284	5,406
Atheros Communications, Inc. (a)	1,589	14,682
ATI Technologies, Inc. (a)	8,351	125,145
Atmel Corp. (a)	19,801	59,403
ATMI, Inc. (a)	1,136	31,922
August Technology Corp. (a)	750	8,528
Axcelis Technologies, Inc. (a)	2,915	19,385
Broadcom Corp. Class A (a)	9,203	326,614
Brooks Automation, Inc. (a)	1,570	23,676
Cabot Microelectronics Corp. (a)	748	23,435
California Micro Devices Corp. (a)	960	4,608
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Camtek Ltd. (a)	1,772	$ 5,227
Ceva, Inc. (a)	287	2,089
China Energy Savings Technology, Inc. (a)	1,108	12,520
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	2,935	18,138
Cirrus Logic, Inc. (a)	2,895	14,996
Cohu, Inc.	994	19,105
Conexant Systems, Inc. (a)	22,282	31,863
Credence Systems Corp. (a)	2,570	20,354
Cree, Inc. (a)	2,605	78,254
Cymer, Inc. (a)	1,046	29,717
Diodes, Inc. (a)	588	19,551
DSP Group, Inc. (a)	799	18,792
EMCORE Corp. (a)	3,649	14,487
Entegris, Inc. (a)	2,942	28,537
ESS Technology, Inc. (a)	1,906	7,853
Exar Corp. (a)	1,400	20,160
FEI Co. (a)	1,251	26,046
FormFactor, Inc. (a)	1,372	35,699
FSI International, Inc. (a)	988	3,715
Genesis Microchip, Inc. (a)	1,820	30,121
Helix Technology Corp.	651	8,209
Hi/fn, Inc. (a)	451	2,995
ICOS Vision Systems NV (a)	570	15,287
Integrated Circuit Systems, Inc. (a)	2,293	48,589
Integrated Device Technology, Inc. (a)	3,107	37,999
Integrated Silicon Solution, Inc. (a)	1,726	11,305
Intel Corp.	207,162	5,578,873
Intersil Corp. Class A	5,059	94,907
Intevac, Inc. (a)	636	6,621
IXYS Corp. (a)	1,068	14,770
KLA-Tencor Corp.	6,363	288,944
Kopin Corp. (a)	2,638	10,156
Kulicke & Soffa Industries, Inc. (a)	1,390	8,076
Lam Research Corp. (a)	4,451	136,557
Lattice Semiconductor Corp. (a)	3,480	14,686
Leadis Technology, Inc.	715	4,898
Linear Technology Corp.	10,329	387,028
LTX Corp. (a)	3,886	18,614
Marvell Technology Group Ltd. (a)	9,079	371,876
Mattson Technology, Inc. (a)	1,825	14,272
Maxim Integrated Products, Inc.	10,878	428,593
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Micrel, Inc. (a)	2,895	$ 33,582
Microchip Technology, Inc.	7,204	213,527
Microsemi Corp. (a)	2,037	42,023
Microtune, Inc. (a)	1,795	7,934
Mindspeed Technologies, Inc. (a)	2,431	3,476
MIPS Technologies, Inc. (a)	1,934	16,671
MKS Instruments, Inc. (a)	1,544	25,785
Monolithic Power Systems, Inc.	1,663	12,339
Monolithic System Technology, Inc. (a)	1,045	5,821
Nanometrics, Inc. (a)	749	8,449
Netlogic Microsystems, Inc.	690	9,308
Novellus Systems, Inc. (a)	4,510	120,192
NVE Corp. (a)(d)	234	4,673
NVIDIA Corp. (a)	5,890	160,149
O2Micro International Ltd. (a)	979	12,198
Omnivision Technologies, Inc. (a)(d)	1,822	28,824
ON Semiconductor Corp. (a)	9,654	43,443
PDF Solutions, Inc. (a)	891	10,460
Pericom Semiconductor Corp. (a)	1,064	8,523
Photronics, Inc. (a)	1,167	26,876
Pixelworks, Inc. (a)	1,850	15,855
PLX Technology, Inc. (a)	1,370	10,439
PMC-Sierra, Inc. (a)	6,281	55,084
Portalplayer, Inc.	710	14,434
Power Integrations, Inc. (a)	969	23,082
PowerDsine Ltd.	593	5,485
Rambus, Inc. (a)	3,414	52,337
RF Micro Devices, Inc. (a)	5,561	25,859
Rudolph Technologies, Inc. (a)	390	5,624
Semitool, Inc. (a)	1,012	8,875
Semtech Corp. (a)	2,180	39,763
Sigma Designs, Inc. (a)	683	5,396
SigmaTel, Inc. (a)	1,152	26,081
Silicon Image, Inc. (a)	2,625	30,818
Silicon Laboratories, Inc. (a)	1,704	47,252
Silicon Storage Technology, Inc. (a)	3,448	11,861
Siliconware Precision Industries Co. Ltd. sponsored ADR	518	2,461
Sipex Corp. (a)	1,057	1,744
Skyworks Solutions, Inc. (a)	5,586	35,359
Standard Microsystems Corp. (a)	699	11,366
STATS ChipPAC Ltd. sponsored ADR (a)(d)	1,789	12,917
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Supertex, Inc. (a)	433	$ 7,530
Tessera Technologies, Inc. (a)	1,658	48,812
Therma-Wave, Inc. (a)	2,068	3,226
Tower Semicondutor Ltd. (a)	1,870	2,973
Transmeta Corp. (a)	5,739	4,649
Transwitch Corp. (a)(d)	3,005	5,920
Trident Microsystems, Inc. (a)	818	17,325
Tripath Technology, Inc. (a)	1,346	1,050
TriQuint Semiconductor, Inc. (a)	3,428	11,621
Ultratech, Inc. (a)	794	13,919
Varian Semiconductor Equipment Associates, Inc. (a)	1,080	43,826
Veeco Instruments, Inc. (a)	861	12,975
Virage Logic Corp. (a)	772	8,523
Vitesse Semiconductor Corp. (a)	6,755	16,888
Volterra Semiconductor Corp.	875	11,953
White Electronic Designs Corp. (a)	952	4,750
Xilinx, Inc.	11,856	329,004
Zilog, Inc. (a)	350	1,383
Zoran Corp. (a)	1,363	16,819
		11,813,039
Software - 16.3%
Activision, Inc. (a)	6,622	104,363
Actuate Corp. (a)	2,431	5,202
Adobe Systems, Inc.	16,446	543,705
Advent Software, Inc. (a)	1,121	22,487
Agile Software Corp. (a)	2,069	13,345
Altiris, Inc. (a)	833	15,660
American Software, Inc. Class A	951	4,907
Ansoft Corp. (a)	662	14,763
Ansys, Inc. (a)	988	32,940
Aspect Communications Corp. (a)	2,029	19,478
Aspen Technology, Inc. (a)	1,148	6,016
Atari, Inc. (a)	4,071	10,055
Authentidate Holding Corp. (a)	825	2,426
Autodesk, Inc.	7,813	309,239
BEA Systems, Inc. (a)	13,595	114,606
BindView Development Corp. (a)	1,838	5,735
Blackbaud, Inc.	1,180	16,237
Blackboard, Inc.	935	18,429
Borland Software Corp. (a)	2,486	15,910
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Bottomline Technologies, Inc. (a)	831	$ 11,285
Business Objects SA sponsored ADR (a)	1,189	34,077
Captaris, Inc. (a)	2,149	7,779
Catapult Communications Corp. (a)	635	8,934
CCC Information Services Group, Inc. (a)	1,057	24,713
Cdc Corp. Class A (a)	2,961	7,403
Check Point Software Technologies Ltd. (a)	8,471	192,376
Citrix Systems, Inc. (a)	5,446	137,021
Cognos, Inc. (a)	3,033	113,931
Compuware Corp. (a)	12,949	88,701
Concord Communications, Inc. (a)	618	10,457
Concur Technologies, Inc. (a)	1,142	10,952
Convera Corp. Class A (a)	1,608	6,930
Creo, Inc. (a)	1,565	25,510
CyberGuard Corp. (a)	912	5,855
DataMirror Corp. (a)	206	1,643
Datastream Systems, Inc. (a)	963	5,711
Descartes Systems Group, Inc. (a)	893	1,956
Digimarc Corp. (a)	710	3,621
E.piphany, Inc. (a)	3,007	10,494
Electronic Arts, Inc. (a)	10,308	541,582
Embarcadero Technologies, Inc. (a)	915	5,225
Epicor Software Corp. (a)	2,019	24,894
EPIQ Systems, Inc. (a)	646	10,562
Evolving Systems, Inc. (a)	203	538
FalconStor Software, Inc. (a)	1,358	9,927
FileNET Corp. (a)	1,427	39,756
Geac Computer Corp. Ltd. (a)	2,566	22,221
Gravity Co. Ltd. sponsored ADR	917	5,740
Hummingbird Ltd. (a)	422	8,943
Hyperion Solutions Corp. (a)	1,296	57,192
Informatica Corp. (a)	3,191	27,379
Intellisync Corp. (a)	1,702	4,544
Internet Security Systems, Inc. (a)	1,483	32,923
InterVideo, Inc.	605	9,184
Intervoice, Inc. (a)	1,422	12,741
Intuit, Inc. (a)	6,136	265,198
Jack Henry & Associates, Inc.	2,913	51,531
JAMDAT Mobile, Inc.	590	16,644
JDA Software Group, Inc. (a)	644	8,320
Kronos, Inc. (a)	1,026	46,334
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Lawson Software, Inc. (a)	3,015	$ 17,849
Macromedia, Inc. (a)	2,519	111,390
Macrovision Corp. (a)	1,640	34,456
Magic Software Enterprises Ltd. (a)	1,246	2,990
Magma Design Automation, Inc. (a)	958	7,635
Majesco Entertainment Co. (a)	700	6,139
Manhattan Associates, Inc. (a)	1,046	22,217
Manugistics Group, Inc. (a)	1,559	2,806
MapInfo Corp. (a)	784	9,769
Mentor Graphics Corp. (a)	2,477	25,464
Mercury Interactive Corp. (a)	2,667	120,335
Micromuse, Inc. (a)	3,179	19,964
MICROS Systems, Inc. (a)	1,328	59,733
Microsoft Corp.	362,191	9,344,493
MicroStrategy, Inc. Class A (a)	404	22,503
Mobius Management Systems, Inc. (a)	1,054	6,503
Motive, Inc.	867	7,534
MRO Software, Inc. (a)	735	11,025
Napster, Inc. (a)	1,962	8,319
NDS Group PLC sponsored ADR (a)	374	11,792
NetIQ Corp. (a)	1,873	20,678
NetScout Systems, Inc. (a)	1,681	10,355
Novell, Inc. (a)	12,649	73,997
Nuance Communications, Inc. (a)	1,657	7,804
NYFIX, Inc. (a)	1,557	7,863
Open Solutions, Inc. (a)	589	10,455
OpenTV Corp. Class A (a)	3,140	8,761
Opnet Technologies, Inc. (a)	1,106	8,948
Opsware, Inc. (a)	3,569	17,738
Oracle Corp. (a)	174,378	2,235,526
PalmSource, Inc. (a)	398	3,992
Parametric Technology Corp. (a)	9,733	58,593
Pegasystems, Inc. (a)	1,561	9,319
Pervasive Software, Inc. (a)	1,282	5,936
Phase Forward, Inc.	975	6,435
Phoenix Technologies Ltd. (a)	1,781	14,462
Plato Learning, Inc. (a)	886	6,769
Portal Software, Inc. (a)	1,401	2,760
Progress Software Corp. (a)	1,152	33,604
QAD, Inc.	960	6,739
Quality Systems, Inc.	476	28,622
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Quest Software, Inc. (a)	3,675	$ 48,602
Quovadx, Inc. (a)	1,252	3,405
Radiant Systems, Inc. (a)	1,048	10,962
RADWARE Ltd. (a)	685	15,310
Red Hat, Inc. (a)	5,856	74,020
Renaissance Learning, Inc.	1,688	33,372
Retalix Ltd. (a)	546	13,197
RSA Security, Inc. (a)	2,264	27,847
SAFLINK Corp. (a)	2,886	6,234
ScanSoft, Inc. (a)	3,794	15,404
SCO Group, Inc. (a)	176	729
Secure Computing Corp. (a)	1,421	15,944
SERENA Software, Inc. (a)	1,450	28,377
Shanda Interactive Entertainment Ltd. sponsored ADR	747	27,527
Siebel Systems, Inc. (a)	16,536	152,462
Sonic Solutions, Inc. (a)	1,220	18,642
SPSS, Inc. (a)	683	11,939
SS&C Technologies, Inc.	624	18,658
SSA Global Technologies, Inc.	2,045	22,495
Symantec Corp. (a)	23,874	539,791
Synopsys, Inc. (a)	5,027	90,838
Synplicity, Inc. (a)	1,694	10,333
Take-Two Interactive Software, Inc. (a)	2,512	64,709
THQ, Inc. (a)	1,603	44,708
TIBCO Software, Inc. (a)	7,737	49,053
Transaction Systems Architects, Inc. Class A (a)	1,334	30,389
Ulticom, Inc. (a)	1,349	12,411
Ultimate Software Group, Inc. (a)	884	14,073
VA Software Corp. (a)	2,086	3,525
Vasco Data Security International, Inc. (a)	1,290	12,836
Verint Systems, Inc. (a)	1,071	37,485
VERITAS Software Corp. (a)	13,800	343,206
Verity, Inc. (a)	1,336	11,396
WatchGuard Technologies, Inc. (a)	1,411	5,122
Wind River Systems, Inc. (a)	2,650	43,434
Witness Systems, Inc. (a)	902	15,677
		17,492,614
TOTAL INFORMATION TECHNOLOGY		52,706,248
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	796	$ 13,023
Akzo Nobel NV sponsored ADR	1,949	76,596
Hawkins, Inc.	1,094	13,456
LESCO, Inc. (a)	1,061	14,324
Methanex Corp.	3,929	72,088
Nanophase Technologies Corp. (a)	626	4,082
Pioneer Companies, Inc. (a)	428	9,061
Sigma Aldrich Corp.	2,313	138,572
Symyx Technologies, Inc. (a)	1,030	26,244
Zoltek Companies, Inc. (a)	821	8,177
		375,623
Construction Materials - 0.0%
U.S. Concrete, Inc. (a)	1,257	7,693
Containers & Packaging - 0.1%
Anchor Glass Container Corp.	822	1,414
Caraustar Industries, Inc. (a)	1,168	12,264
Silgan Holdings, Inc.	668	38,076
Smurfit-Stone Container Corp. (a)	8,272	89,917
		141,671
Metals & Mining - 0.3%
Aber Diamond Corp.	1,743	50,713
Anglo American PLC ADR	864	20,779
Blue Earth Refineries, Inc. (a)	487	0
Century Aluminum Co. (a)	1,180	26,444
DRDGOLD Ltd. sponsored ADR (a)	4,781	5,403
Gibraltar Industries, Inc.	991	19,384
Metal Management, Inc.	906	16,643
Metals USA, Inc. (a)	811	17,169
NN, Inc.	1,342	17,030
Novamerican Steel, Inc. (a)	329	12,548
Olympic Steel, Inc. (a)	422	6,625
Pan American Silver Corp. (a)	1,881	26,809
Randgold Resources Ltd. sponsored ADR (a)	1,472	18,385
Roanoke Electric Steel Corp.	681	13,654
Royal Gold, Inc.	906	15,900
Schnitzer Steel Industries, Inc. Class A	702	16,230
Silver Standard Resources, Inc. (a)	1,261	15,069
Steel Dynamics, Inc.	1,626	43,723
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Metals & Mining - continued
Steel Technologies, Inc.	420	$ 8,400
Wheeling Pittsburgh Corp. (a)	523	9,278
		360,186
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	976	7,125
TOTAL MATERIALS		892,298
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	1,292	12,235
Arbinet-thexchange, Inc.	800	10,368
Broadwing Corp. (a)(d)	3,837	18,801
Commonwealth Telephone Enterprises, Inc.	639	33,388
CT Communications, Inc.	802	9,704
D&E Communications, Inc.	839	6,788
General Communications, Inc. Class A (a)	3,065	25,256
Global Crossing Ltd. (a)(d)	1,245	16,882
Golden Telecom, Inc.	1,416	37,128
HickoryTech Corp.	972	8,826
ITC DeltaCom, Inc. (a)	1,721	998
Level 3 Communications, Inc. (a)(d)	21,588	44,903
MCI, Inc.	10,630	272,341
McLeodUSA, Inc. Class A (a)	5,360	643
North Pittsburgh Systems, Inc.	769	14,426
Primus Telecommunications Group, Inc. (a)	2,302	2,072
Shenandoah Telecommunications Co.	346	11,072
SureWest Communications	400	9,520
Talk America Holdings, Inc. (a)	989	8,792
Teleglobe International Holdings Ltd. (a)	1,380	3,284
Telewest Global, Inc. (a)	8,202	171,504
Time Warner Telecom, Inc. Class A (a)	1,250	6,375
U.S. LEC Corp. Class A (a)	1,291	3,228
Warwick Valley Telephone Co.	420	10,500
		739,034
Wireless Telecommunication Services - 1.8%
Alamosa Holdings, Inc. (a)	4,739	58,527
At Road, Inc. (a)	2,107	5,815
Centennial Communications Corp. Class A (a)	3,308	43,302
Dobson Communications Corp. Class A (a)	2,490	5,304
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
InPhonic, Inc. (d)	1,599	$ 23,617
Millicom International Cellular SA (a)	3,593	64,243
Nextel Communications, Inc. Class A (a)	36,160	1,091,309
Nextel Partners, Inc. Class A (a)	5,877	139,579
NII Holdings, Inc. (a)	2,249	134,040
SBA Communications Corp. Class A (a)	2,475	27,671
Telesystem International Wireless, Inc. (a)	7,221	110,455
TIM Hellas Telecommunications SA sponsored ADR	576	11,250
U.S. Unwired, Inc. Class A (a)	5,300	26,818
Ubiquitel, Inc. (a)	3,855	26,677
USA Mobility, Inc. (a)	1,072	28,365
Western Wireless Corp. Class A (a)	3,222	128,268
Wireless Facilities, Inc. (a)	2,684	13,823
		1,939,063
TOTAL TELECOMMUNICATION SERVICES		2,678,097
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	882	31,752
Otter Tail Corp.	1,231	31,341
		63,093
Gas Utilities - 0.0%
EnergySouth, Inc.	465	12,518
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,299	37,645
Water Utilities - 0.1%
Artesian Resources Corp. Class A	289	9,326
Connecticut Water Service, Inc.	559	13,986
Middlesex Water Co.	728	14,080
Southwest Water Co.	1,021	10,863
York Water Co.	412	8,762
		57,017
TOTAL UTILITIES		170,273
TOTAL COMMON STOCKS (Cost $101,546,501)		104,780,537
U.S. Treasury Obligations - 0.5%
	Principal Amount	Value (Note 1)
U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (e) (Cost $499,701)	$ 500,000	$ 499,712
Money Market Funds - 2.7%
	Shares
Fidelity Cash Central Fund, 3.05% (b)	1,974,025	1,974,025
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	932,682	932,682
TOTAL MONEY MARKET FUNDS (Cost $2,906,707)		2,906,707
TOTAL INVESTMENT PORTFOLIO - 100.6% (Cost $104,952,909)		108,186,956
NET OTHER ASSETS - (0.6)%		(627,653)
NET ASSETS - 100%		$ 107,559,303
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
89 Nasdaq 100 E-Mini Index Contracts	June 2005	$ 2,750,100	$ 138,292

The face value of futures purchased as a percentage of net assets - 2.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $499,712.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $893,271) (cost $104,952,909) - See accompanying schedule		$ 108,186,956
Cash		6,745
Receivable for investments sold		85,456
Receivable for fund shares sold		336,277
Dividends receivable		75,673
Interest receivable		4,301
Prepaid expenses		220
Other affiliated receivables		4
Other receivables		2,717
Total assets		108,698,349

Liabilities
Payable for investments purchased	$ 32,996
Payable for fund shares redeemed	50,275
Accrued management fee	20,677
Distribution fees payable	15,250
Payable for daily variation on futures contracts	12,076
Other affiliated payables	16,912
Other payables and accrued expenses	58,178
Collateral on securities loaned, at value	932,682
Total liabilities		1,139,046

Net Assets		$ 107,559,303
Net Assets consist of:
Paid in capital		$ 104,438,931
Undistributed net investment income		113,637
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(365,628)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,372,363
Net Assets, for 3,842,259 shares outstanding		$ 107,559,303
Net Asset Value, offering price and redemption price per share ($107,559,303 ÷ 3,842,259 shares)		$ 27.99

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005 (Unaudited)

Investment Income
Dividends		$ 343,000
Interest		22,965
Security lending		16,698
Total income		382,663

Expenses
Management fee	$ 124,636
Transfer agent fees	75,328
Distribution fees	31,177
Licensing fees	25,981
Accounting and security lending fees	19,558
Independent trustees' compensation	247
Custodian fees and expenses	5,153
Registration fees	8,885
Audit	23,397
Legal	1,346
Miscellaneous	454
Total expenses before reductions	316,162
Expense reductions	(82,408)	233,754
Net investment income (loss)		148,909
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(144,359)
Foreign currency transactions	(17)
Futures contracts	12,616
Total net realized gain (loss)		(131,760)
Change in net unrealized appreciation (depreciation) on: Investment securities	(1,339,683)
Assets and liabilities in foreign currencies	25
Futures contracts	28,609
Total change in net unrealized appreciation (depreciation)		(1,311,049)
Net gain (loss)		(1,442,809)
Net increase (decrease) in net assets resulting from operations		$ (1,293,900)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005 Unaudited)	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 148,909	$ 1,099,889
Net realized gain (loss)	(131,760)	408,754
Change in net unrealized appreciation (depreciation)	(1,311,049)	2,679,725
Net increase (decrease) in net assets resulting from operations	(1,293,900)	4,188,368
Distributions to shareholders from net investment income	(1,095,956)	(27,466)
Distributions to shareholders from net realized gain	(516,656)	(74,806)
Total distributions	(1,612,612)	(102,272)
Share transactions Proceeds from sales of shares	30,726,258	105,799,253
Reinvestment of distributions	1,555,609	96,366
Cost of shares redeemed	(25,176,386)	(36,422,527)
Net increase (decrease) in net assets resulting from share transactions	7,105,481	69,473,092
Redemption fees	27,543	86,906
Total increase (decrease) in net assets	4,226,512	73,646,094

Net Assets
Beginning of period	103,332,791	29,686,697
End of period (including undistributed net investment income of $113,637 and undistributed net investment income of $1,097,395, respectively)	$ 107,559,303	$ 103,332,791
Other Information Shares
Sold	1,104,495	3,837,378
Issued in reinvestment of distributions	53,963	3,434
Redeemed	(905,484)	(1,352,324)
Net increase (decrease)	252,974	2,488,488

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2005	Years ended November 30,
	(Unaudited)	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 28.79	$ 26.97	$ 25.00
Income from Investment Operations
Net investment income (loss) D	.04	.38 E	.01
Net realized and unrealized gain (loss)	(.41)	1.47	1.95
Total from investment operations	(.37)	1.85	1.96
Distributions from net investment income	(.30)	(.02)	-
Distributions from net realized gain	(.14)	(.04)	-
Total distributions	(.44)	(.06)	-
Redemption fees added to paid in capital	.01	.03	.01
Net asset value, end of period	$ 27.99	$ 28.79	$ 26.97
Total Return B, C	(1.29)%	6.99%	7.88%
Ratios to Average Net Assets G
Expenses before expense reductions	.61% A	.71%	1.30% A
Expenses net of voluntary waivers, if any	.45% A	.45%	.45% A
Expenses net of all reductions	.45% A	.45%	.45% A
Net investment income (loss)	.29% A	1.41%	.31% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107,559	$ 103,333	$ 29,687
Portfolio turnover rate	8% A	5%	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.35 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005 (Unaudited)

1. Significant Accounting Policies.

Fidelity NASDAQ Composite Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and futures transactions.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 14,084,316
Unrealized depreciation	(11,044,872)
Net unrealized appreciation (depreciation)	$ 3,039,444
Cost for federal income tax purposes	$ 105,147,512

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the fund and accounted for as an addition to paid in capital.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $9,596,053 and $4,219,266, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .06% of average net assets. The total amounts paid to and retained by FDC were $31,177 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting rec-ords. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $16,365 for the period.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

FMR has contractually agreed to reimburse the fund through October 1, 2006, to the extent annual operating expenses exceeded .45% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $82,408.

8. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.
Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

EIF-USAN-0705
1.xxxxxx.xxx

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Nasdaq Composite® Index Tracking Stock

Semiannual Report

May 31, 2005

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Premium/Discount Analysis	<Click Here>	Information regarding the fund's NAV and market price.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

Nasdaq® and Nasdaq Composite® are trademarks of The Nasdaq Stock Market, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind everyone where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that someone could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner - and in every other. But I underscore again that Fidelity has no so-called "agreements" that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short-term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Premium/Discount
Analysis (Unaudited)

Shares of Fidelity® Nasdaq Composite® Index Tracking Stock (the fund) are listed on the Nasdaq stock market and can be bought and sold on the secondary market at market prices. Although the market price is expected to approximate the fund's NAV, it is possible that the market price and NAV will vary significantly. The closing market price is the daily closing price as reported on the Nasdaq stock market.

Premiums or discounts are the differences (expressed as a basis point differential with 1 basis point equaling 1/100 of 1%) between the fund's NAV and closing market price. A premium indicates that the closing market price is trading above the NAV. A discount indicates that the closing market price is trading below the NAV. A discrepancy may exist with respect to the timing of when the NAV is calculated and the determination of the closing market price.

The chart below presents information about the differences between the fund's daily closing market price and the fund's NAV.

Period Ended May 31, 2005

From commencement of operations*
to May 31, 2005	Closing Market Price Below NAV		Closing Market Price Above or Equal to NAV
Basis Point Differential	Number of Days	% of Total Days	Number of Days	% of Total Days
0 - <25	234	55.32%	172	40.66%
25 - <50	12	2.84%	4	0.94%
50 - <75	0	-	1	0.24%
75 - <100	0	-	0	-
100 or greater	0	-	0	-
Total	246	58.16%	177	41.84%

* September 25, 2003

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2004 to May 31, 2005).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value December 1, 2004	Ending Account Value May 31, 2005	Expenses Paid During Period* December 1, 2004 to May 31, 2005
Actual	$ 1,000.00	$ 987.80	$ 1.49
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,023.44	$ 1.51

* Expenses are equal to the Fund's annualized expense ratio of .30%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	8.9	9.2
Intel Corp.	5.3	4.5
Cisco Systems, Inc.	4.0	4.0
Dell, Inc.	3.1	3.2
Amgen, Inc.	2.5	2.4
Oracle Corp.	2.1	2.1
QUALCOMM, Inc.	2.0	2.1
Yahoo!, Inc.	1.7	1.6
eBay, Inc.	1.6	2.4
Google, Inc. Class A (sub. vtg.)	1.4	0.2
	32.6
Market Sectors as of May 31, 2005
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	50.2	49.8
Consumer Discretionary	15.0	13.8
Health Care	13.3	12.9
Financials	10.1	10.7
Industrials	5.0	5.8
Telecommunication Services	2.5	2.2
Consumer Staples	1.7	1.6
Energy	0.8	0.6
Materials	0.8	1.2
Utilities	0.2	0.2
Asset Allocation (% of fund's net assets)

To match the NASDAQ Composite® Index, Fidelity Nasdaq Composite Index Fund seeks 100% investment exposure to stocks at all times.

Semiannual Report

Investments May 31, 2005

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.2%
Aftermarket Technology Corp. (a)	1,437	$ 22,044
Ballard Power Systems, Inc. (a)	5,251	18,783
China Automotive Systems, Inc. (a)	1,017	6,488
Dura Automotive Systems, Inc. Class A (sub. vtg.) (a)	1,489	6,358
Exide Technologies (a)	1,055	5,333
GenTek, Inc.	400	4,364
Gentex Corp.	6,616	118,294
Hayes Lemmerz International, Inc. (a)	1,319	8,574
Keystone Automotive Industries, Inc. (a)	944	18,635
LKQ Corp. (a)	1,089	27,029
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	215	914
R&B, Inc. (a)	1,324	17,808
Shiloh Industries, Inc. (a)	873	9,874
Sports Resorts International, Inc. (a)	2,825	3,870
Strattec Security Corp. (a)	256	12,961
		281,329
Automobiles - 0.0%
Nissan Motor Co. Ltd. sponsored ADR	1,406	27,643
Distributors - 0.1%
Andersons, Inc.	607	19,910
Audiovox Corp. Class A (a)	1,184	17,322
Building Material Holding Corp.	600	37,218
Source Interlink Companies, Inc. (a)	1,652	16,107
		90,557
Diversified Consumer Services - 1.0%
Alderwoods Group, Inc. (a)	2,617	36,245
Apollo Group, Inc. Class A (a)	7,638	599,583
Bright Horizons Family Solutions, Inc. (a)	1,152	42,636
Career Education Corp. (a)	4,274	148,180
Corinthian Colleges, Inc. (a)	3,568	55,161
Educate, Inc.	1,774	22,317
Education Management Corp. (a)	2,918	94,689
Greg Manning Auctions, Inc. (a)(d)	1,285	12,246
Laureate Education, Inc. (a)	1,864	87,049
Princeton Review, Inc. (a)	2,204	12,056
Steiner Leisure Ltd. (a)	896	30,446
Stewart Enterprises, Inc. Class A	5,583	33,051
Strayer Education, Inc.	586	50,982
Vertrue, Inc. (a)	576	21,773
		1,246,414
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 2.0%
AFC Enterprises, Inc. (a)	1,100	$ 28,050
Ambassadors Group, Inc.	517	18,690
Ameristar Casinos, Inc.	1,221	62,686
Applebee's International, Inc.	3,084	84,101
BJ's Restaurants, Inc. (a)	1,288	23,699
Bob Evans Farms, Inc.	1,413	33,064
Buffalo Wild Wings, Inc. (a)	475	15,271
California Pizza Kitchen, Inc. (a)	848	20,352
CBRL Group, Inc.	1,832	74,599
Churchill Downs, Inc.	736	31,692
Cosi, Inc. (a)	2,462	13,221
Ctrip.com International Ltd. sponsored ADR (a)	323	16,408
Denny's Corp. (a)	3,700	14,689
Empire Resorts, Inc. (a)	1,095	5,201
Great Wolf Resorts, Inc.	800	17,632
International Speedway Corp. Class A	1,104	60,345
Isle of Capri Casinos, Inc. (a)	1,413	35,155
Lone Star Steakhouse & Saloon, Inc.	928	28,035
Magna Entertainment Corp. Class A (a)	3,517	18,710
McCormick & Schmick Seafood Restaurants	857	13,001
Mikohn Gaming Corp. (a)	1,365	17,213
Monarch Casino & Resort, Inc. (a)	1,030	20,703
MTR Gaming Group, Inc. (a)	1,720	17,647
Multimedia Games, Inc. (a)	1,166	12,441
Navigant International, Inc. (a)	1,024	12,964
O'Charleys, Inc. (a)	1,088	20,204
P.F. Chang's China Bistro, Inc. (a)	827	49,016
Panera Bread Co. Class A (a)	1,406	88,859
Papa John's International, Inc. (a)	864	33,696
Penn National Gaming, Inc. (a)	3,484	113,474
Rare Hospitality International, Inc. (a)	1,429	44,342
Red Robin Gourmet Burgers, Inc. (a)	848	46,538
Ryan's Restaurant Group, Inc. (a)	2,180	30,433
Scientific Games Corp. Class A (a)	3,646	86,884
Shuffle Master, Inc. (a)	1,551	42,497
Smith & Wollensky Restaurant Group, Inc. (a)	2,617	16,461
Sonic Corp. (a)	2,347	79,798
Starbucks Corp. (a)	16,410	898,448
Texas Roadhouse, Inc. Class A	1,253	38,417
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
The Cheesecake Factory, Inc. (a)	3,261	$ 115,146
Wynn Resorts Ltd. (a)	4,111	192,600
		2,592,382
Household Durables - 0.4%
Avatar Holdings, Inc. (a)	544	26,058
Bassett Furniture Industries, Inc.	914	17,850
Brillian Corp. (a)	388	1,211
California Coastal Communities, Inc. (a)	798	23,613
Comstock Homebuilding Companies, Inc. Class A	356	8,330
Craftmade International, Inc.	720	12,016
Dixie Group, Inc. (a)	1,177	17,443
Dominion Homes, Inc. (a)	560	8,697
Dorel Industries, Inc. Class B (sub. vtg.) (a)	1,104	37,820
Flexsteel Industries, Inc.	944	13,225
Foamex International, Inc. (a)	1,885	2,884
Garmin Ltd. (d)	4,473	198,378
Helen of Troy Ltd. (a)	1,141	26,357
Hooker Furniture Corp.	832	12,272
Interface, Inc. Class A (a)	3,081	23,570
Kimball International, Inc. Class B	1,517	18,659
Lifetime Hoan Corp.	1,275	21,752
Palm Harbor Homes, Inc. (a)	1,189	22,270
Universal Electronics, Inc. (a)	1,368	22,818
		515,223
Internet & Catalog Retail - 2.9%
1-800 CONTACTS, Inc. (a)	736	14,381
1-800-FLOWERS.com, Inc. Class A (a)	1,916	14,198
Alloy, Inc. (a)	2,681	13,780
Amazon.com, Inc. (a)	17,028	604,664
Audible, Inc. (a)	840	13,936
Blue Nile, Inc.	731	21,850
Coldwater Creek, Inc. (a)	3,114	69,972
Drugstore.com, Inc. (a)	3,485	11,988
eBay, Inc. (a)(d)	55,167	2,096,898
eCost.com, Inc.	737	2,330
GSI Commerce, Inc. (a)	1,980	29,383
IAC/InterActiveCorp (a)	25,845	633,203
Insight Enterprises, Inc. (a)	2,312	45,269
J. Jill Group, Inc. (a)	1,112	14,178
Netflix, Inc. (a)(d)	2,177	31,109
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Overstock.com, Inc. (a)	832	$ 31,857
PC Mall, Inc. (a)	611	3,024
Priceline.com, Inc. (a)(d)	1,640	39,278
Provide Commerce, Inc. (a)	467	10,792
Shopping.com Ltd.	1,196	20,428
Stamps.com, Inc. (a)	1,662	37,162
ValueVision Media, Inc. Class A (a)	1,732	16,662
		3,776,342
Leisure Equipment & Products - 0.1%
Arctic Cat, Inc.	848	18,317
Concord Camera Corp. (a)	1,604	2,085
JAKKS Pacific, Inc. (a)	1,325	27,388
Radica Games Ltd.	2,288	19,723
RC2 Corp. (a)	944	34,022
SCP Pool Corp.	2,263	81,061
		182,596
Media - 4.5%
ACME Communications, Inc. (a)	1,948	7,714
Alliance Atlantis Communications, Inc. Class B (non-vtg.) (a)	1,700	41,362
Beasley Broadcast Group, Inc. Class A (a)	1,008	16,209
Cadmus Communications Corp.	1,483	23,580
Carmike Cinemas, Inc.	656	21,458
Central European Media Enterprises Ltd. Class A (a)	959	42,714
Charter Communications, Inc. Class A (a)(d)	13,665	15,578
CKX, Inc. (a)(d)	2,700	71,280
Comcast Corp.:
Class A (a)(d)	55,774	1,795,923
Class A (special) (a)	34,527	1,092,434
Courier Corp.	450	15,768
Crown Media Holdings, Inc. Class A (a)	3,949	37,081
Cumulus Media, Inc. Class A (a)	2,184	27,278
EchoStar Communications Corp. Class A	9,283	271,342
EMAK Worldwide, Inc. (a)	1,085	11,935
Emmis Communications Corp. Class A (a)	2,072	36,799
Fisher Communications, Inc. (a)	400	20,336
Gemstar-TV Guide International, Inc. (a)	17,934	60,976
Global Sources Ltd.	1,300	9,100
Harris Interactive, Inc. (a)	2,921	14,401
IMAX Corp. (a)(d)	1,695	16,083
Insight Communications, Inc. Class A (a)	2,585	29,211
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Media - continued
Knology, Inc. (a)	2,129	$ 4,017
Lakes Entertainment, Inc. (a)	641	7,968
Lamar Advertising Co. Class A (a)	3,717	155,445
Liberty Media International, Inc. Class A (a)	7,081	296,765
LodgeNet Entertainment Corp. (a)	1,221	20,708
MDC Partners, Inc. (a)	980	8,620
Mediacom Communications Corp. Class A (a)	4,465	27,147
Morningstar, Inc.	1,300	28,535
Navarre Corp. (a)(d)	1,550	13,950
New Frontier Media, Inc. (a)	1,569	9,414
NTL, Inc. (a)	3,692	237,322
Outdoor Channel Holdings, Inc. (a)	1,000	15,000
Pixar (a)	4,552	240,027
Private Media Group, Inc. (a)(d)	2,512	7,184
Radio One, Inc.:
Class A (a)	992	12,519
Class D (non-vtg.) (a)	3,397	42,802
RCN Corp. (a)	1,300	26,858
Regent Communication, Inc. (a)	2,793	16,758
Reuters Group PLC sponsored ADR	927	39,156
Salem Communications Corp. Class A (a)	848	15,408
SBS Broadcasting SA (a)	1,237	54,688
Scholastic Corp. (a)	1,565	58,719
Sinclair Broadcast Group, Inc. Class A	2,172	19,135
Sirius Satellite Radio, Inc. (a)(d)	54,894	331,560
Spanish Broadcasting System, Inc. Class A (a)	1,900	16,435
TiVo, Inc. (a)	3,177	21,413
UnitedGlobalCom, Inc. Class A (a)	17,017	154,855
Value Line, Inc.	448	16,271
WPP Group PLC sponsored ADR	1,009	53,638
WPT Enterprises, Inc. (d)	800	13,152
XM Satellite Radio Holdings, Inc. Class A (a)	8,554	274,669
Young Broadcasting, Inc. Class A (a)	944	5,437
		5,924,137
Multiline Retail - 0.9%
Conn's, Inc. (a)	1,181	22,545
Dollar Tree Stores, Inc. (a)	4,830	119,784
Fred's, Inc. Class A	2,006	29,749
Sears Holdings Corp. (a)(d)	6,381	936,093
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
The Bon-Ton Stores, Inc.	1,053	$ 19,028
Tuesday Morning Corp. (a)	1,784	54,216
		1,181,415
Specialty Retail - 2.6%
AC Moore Arts & Crafts, Inc. (a)	928	27,617
America's Car Mart, Inc. (a)	1,042	22,299
American Eagle Outfitters, Inc.	6,248	176,818
bebe Stores, Inc.	2,448	94,272
Bed Bath & Beyond, Inc. (a)	12,663	514,751
Big 5 Sporting Goods Corp.	1,136	29,638
Brookstone Co., Inc. (a)	1,178	23,725
Cache, Inc. (a)	734	9,601
Casual Male Retail Group, Inc. (a)	2,060	14,523
Charlotte Russe Holding, Inc. (a)	1,192	14,244
Charming Shoppes, Inc. (a)	5,503	49,692
Cost Plus, Inc. (a)	912	21,213
Deb Shops, Inc.	784	23,685
Dress Barn, Inc. (a)	1,405	25,431
Electronics Boutique Holding Corp. (a)	1,157	68,622
Finish Line, Inc. Class A	2,021	40,258
Goody's Family Clothing, Inc.	1,752	12,439
Guitar Center, Inc. (a)	1,024	58,358
Gymboree Corp. (a)	1,237	16,378
Hibbett Sporting Goods, Inc. (a)	1,104	38,772
Hot Topic, Inc. (a)	2,056	44,142
Jos. A. Bank Clothiers, Inc. (a)	540	21,287
Kirkland's, Inc. (a)	976	8,677
Monro Muffler Brake, Inc. (a)	816	21,926
Movie Gallery, Inc.	1,413	45,159
O'Reilly Automotive, Inc. (a)	2,216	123,099
Pacific Sunwear of California, Inc. (a)	2,996	62,916
Party City Corp. (a)	905	12,100
PETCO Animal Supplies, Inc. (a)	2,360	71,012
PETsMART, Inc.	6,127	194,655
Pomeroy IT Solutions, Inc. (a)	1,021	12,854
Rent-A-Center, Inc. (a)	3,252	76,942
Restoration Hardware, Inc. (a)	2,172	15,378
Ross Stores, Inc.	6,036	170,094
Select Comfort Corp. (a)	1,445	35,114
Sharper Image Corp. (a)	704	9,356
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Shoe Carnival, Inc. (a)	884	$ 16,204
Stage Stores, Inc. (a)	816	31,865
Staples, Inc.	31,231	672,403
Stein Mart, Inc. (a)	1,895	45,594
TBC Corp. New (a)	1,072	27,368
The Children's Place Retail Stores, Inc. (a)	1,285	60,022
The Pantry, Inc. (a)	1,230	47,589
Tractor Supply Co. (a)	1,847	82,044
Trans World Entertainment Corp. (a)	497	6,461
Tweeter Home Entertainment Group, Inc. (a)	1,752	6,202
Urban Outfitters, Inc. (a)	3,354	178,902
West Marine, Inc. (a)	960	15,926
Wet Seal, Inc. Class A (a)(d)	1,493	6,360
Wilsons Leather Experts, Inc. (a)	1,704	10,002
Zumiez, Inc.	500	12,815
		3,426,804
Textiles, Apparel & Luxury Goods - 0.3%
Cherokee, Inc.	700	24,724
Columbia Sportswear Co. (a)	1,656	74,719
Deckers Outdoor Corp. (a)	443	10,729
Fossil, Inc. (a)	3,108	66,356
Haggar Corp.	352	6,498
K-Swiss, Inc. Class A	1,120	35,952
Oshkosh B'Gosh, Inc. Class A	608	15,735
Perry Ellis International, Inc. (a)	528	10,560
Quaker Fabric Corp. (a)	2,220	7,726
Steven Madden Ltd. (a)	704	12,503
Tandy Brands Accessories, Inc.	1,080	14,191
Velcro Industries NV	1,200	15,588
Warnaco Group, Inc. (a)	1,944	41,485
Weyco Group, Inc.	956	18,327
		355,093
TOTAL CONSUMER DISCRETIONARY		19,599,935
CONSUMER STAPLES - 1.7%
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	336	16,296
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Beverages - continued
Hansen Natural Corp. (a)	600	$ 44,724
MGP Ingredients, Inc.	1,334	11,152
		72,172
Food & Staples Retailing - 1.2%
Arden Group, Inc. Class A	286	23,452
Casey's General Stores, Inc.	1,988	35,864
Central European Distribution Corp. (a)	792	26,413
Costco Wholesale Corp.	19,421	882,102
Fresh Brands, Inc. (a)	1,192	8,034
Ingles Markets, Inc. Class A	1,273	16,091
Nash-Finch Co.	336	11,955
NeighborCare, Inc. (a)	1,768	53,058
Pathmark Stores, Inc. (a)	1,980	17,721
Performance Food Group Co. (a)	1,656	44,811
Spartan Stores, Inc. (a)	1,672	21,569
Topps Co., Inc.	2,044	19,050
United Natural Foods, Inc. (a)	1,604	52,034
Whole Foods Market, Inc.	2,566	305,303
Wild Oats Markets, Inc. (a)(d)	1,684	18,928
		1,536,385
Food Products - 0.2%
Alico, Inc. (a)	262	13,493
Bridgford Foods Corp. (a)	2,028	15,737
Cal-Maine Foods, Inc.	1,186	7,697
Farmer Brothers Co.	800	19,200
Gold Kist, Inc. Delaware	2,080	43,430
Hain Celestial Group, Inc. (a)	1,549	27,882
J&J Snack Foods Corp.	464	22,903
Lancaster Colony Corp.	1,205	52,948
Lance, Inc.	1,588	28,076
Peet's Coffee & Tea, Inc. (a)	688	19,532
Sanderson Farms, Inc.	840	31,836
SunOpta, Inc. (a)	3,052	14,929
		297,663
Household Products - 0.0%
Central Garden & Pet Co. Class A (a)	704	31,222
WD-40 Co.	720	20,866
		52,088
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Personal Products - 0.2%
Chattem, Inc. (a)	1,088	$ 46,675
Elizabeth Arden, Inc. (a)	976	20,516
Inter Parfums, Inc.	991	17,590
Mannatech, Inc.	1,218	19,622
Nature's Sunshine Products, Inc.	1,462	24,079
Parlux Fragrances, Inc. (a)	595	14,863
Reliv International, Inc.	639	6,710
USANA Health Sciences, Inc. (a)	864	37,930
		187,985
Tobacco - 0.0%
Star Scientific, Inc. (a)(d)	3,450	20,010
TOTAL CONSUMER STAPLES		2,166,303
ENERGY - 0.8%
Energy Equipment & Services - 0.3%
Cal Dive International, Inc. (a)	1,429	64,877
Dawson Geophysical Co. (a)	895	18,616
Global Industries Ltd. (a)	4,946	42,288
Gulfmark Offshore, Inc. (a)	1,096	27,466
Hydril Co. (a)	672	34,884
Lufkin Industries, Inc.	654	18,855
Patterson-UTI Energy, Inc.	6,988	185,112
Seabulk International, Inc. (a)	957	18,767
Stolt Offshore SA sponsored ADR (a)	2,600	19,890
Tesco Corp. (a)	1,784	18,946
		449,701
Oil, Gas & Consumable Fuels - 0.5%
Alliance Resource Partners LP	576	41,017
APCO Argentina, Inc.	481	18,278
Atlas America, Inc.	574	17,943
ATP Oil & Gas Corp. (a)	1,236	26,067
Brigham Exploration Co. (a)	2,341	19,805
Canada Southern Petroleum Ltd. (ltd. vtg.) (a)	1,265	8,456
Carrizo Oil & Gas, Inc. (a)	835	12,592
Clayton Williams Energy, Inc. (a)	496	13,551
Copano Energy LLC	735	21,940
Crosstex Energy, Inc.	733	33,542
Delta Petroleum Corp. (a)	1,695	19,357
Dorchester Minerals LP	1,237	26,596
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Double Eagle Petroleum Co. (a)	842	$ 14,659
Enterra Energy Trust	1,156	22,126
FX Energy, Inc. (a)	2,318	21,604
Golar LNG Ltd. (Nasdaq) (a)	2,437	28,830
Inergy LP	992	31,069
Ivanhoe Energy, Inc. (a)	6,330	14,322
James River Coal Co. (a)	500	16,450
Knightsbridge Tankers Ltd. (d)	496	19,538
Marine Petroleum Trust	655	16,950
Mission Resources Corp. (a)	2,663	18,827
Parallel Petroleum Corp. (a)	2,035	13,858
Petrohawk Energy Corp. (a)(d)	1,700	14,858
Petroleum Development Corp. (a)	889	23,230
Petroquest Energy, Inc. (a)	1,460	8,205
Resource America, Inc. Class A	732	24,873
Syntroleum Corp. (a)	2,835	24,579
TC Pipelines LP	672	22,398
The Exploration Co. of Delaware, Inc. (a)	2,761	11,541
Top Tankers, Inc.	1,588	25,313
Toreador Resources Corp. (a)	893	19,182
Warren Resources, Inc.	1,082	9,565
		661,121
TOTAL ENERGY		1,110,822
FINANCIALS - 10.1%
Capital Markets - 1.2%
Aether Systems, Inc. (a)	3,017	9,443
American Capital Strategies Ltd.	3,947	138,224
Ameritrade Holding Corp. (a)	15,791	234,654
Calamos Asset Management, Inc. Class A	644	15,572
GFI Group, Inc.	1,100	30,690
Harris & Harris Group, Inc. (a)	1,311	16,833
Investors Financial Services Corp.	2,693	111,733
Knight Trading Group, Inc. (a)	5,199	39,252
MarketAxess Holdings, Inc.	900	9,000
MFC Bancorp Ltd. (a)	960	16,867
Northern Trust Corp.	8,742	401,433
optionsXpress Holdings, Inc.	2,522	34,047
Sanders Morris Harris Group, Inc.	1,048	17,135
SEI Investments Co.	4,329	150,476
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	5,370	$ 320,374
TradeStation Group, Inc. (a)	1,932	14,239
		1,559,972
Commercial Banks - 5.4%
1st Source Corp.	1,088	23,697
Alabama National Bancorp, Delaware	642	40,369
Alliance Financial Corp.	627	18,810
Amcore Financial, Inc.	832	23,180
Amegy Bancorp, Inc.	2,442	43,492
American National Bankshares, Inc.	876	21,540
American River Bankshares	806	17,732
AmericanWest Bancorp (a)	845	16,706
Ames National Corp.	285	28,500
Associated Banc-Corp.	5,438	181,738
Banc Corp. (a)	853	8,957
BancFirst Corp.	328	25,827
BancTrust Financial Group, Inc.	476	9,411
Bank of Granite Corp.	880	15,981
Bank of the Ozarks, Inc.	768	24,284
Banner Corp.	784	20,862
BNC Bancorp	813	15,041
BOK Financial Corp.	2,324	105,091
Boston Private Financial Holdings, Inc.	880	21,542
Capital Bank Corp.	1,040	16,120
Capital City Bank Group, Inc.	464	18,653
Capital Corp. of the West	435	10,549
Cascade Bancorp	1,082	22,376
Cascade Financial Corp.	1,118	18,223
Cathay General Bancorp	2,078	70,652
Center Bancorp, Inc.	1,110	13,220
Center Financial Corp., California	273	5,834
Central Coast Bancorp (a)	1,210	20,461
Century Bancorp, Inc. Class A (non-vtg.)	528	13,876
Chemical Financial Corp.	991	31,692
Chester Valley Bancorp, Inc.	256	6,285
Citizens Banking Corp., Michigan	1,624	47,064
City Holding Co.	608	20,538
CNB Financial Corp.	1,305	19,379
CoBiz, Inc.	1,422	25,568
Colony Bankcorp, Inc.	797	25,903
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Columbia Bancorp	592	$ 20,477
Columbia Bancorp, Oregon	380	7,490
Columbia Banking Systems, Inc.	873	21,476
Commerce Bancshares, Inc.	3,030	147,713
Commercial Bankshares, Inc.	572	22,302
Community Banks, Inc.	540	13,370
Community Trust Bancorp, Inc.	624	18,477
Compass Bancshares, Inc.	4,794	213,669
CVB Financial Corp.	2,473	45,602
East West Bancorp, Inc.	2,106	70,846
Eastern Virgina Bankshares, Inc.	889	20,003
Enterprise Financial Services Corp.	910	17,882
Farmers Capital Bank Corp.	576	18,801
Fidelity Southern Corp.	1,248	20,243
Fifth Third Bancorp	22,628	964,405
Financial Institutions, Inc.	704	12,700
First Bancorp, North Carolina	768	16,051
First Charter Corp.	1,349	29,745
First Citizen Bancshares, Inc.	320	41,770
First Citizens Banc Corp. (d)	784	16,072
First Community Bancorp, California	656	28,982
First Community Bancshares, Inc.	368	11,069
First Financial Bancorp, Ohio	2,084	37,512
First Financial Bankshares, Inc.	544	22,598
First Financial Corp., Indiana	576	15,610
First Indiana Corp.	992	26,734
First M&F Corp.	671	22,210
First Mariner Bancorp, Inc. (a)	928	15,470
First Merchants Corp.	624	15,519
First Midwest Bancorp, Inc., Delaware	1,928	66,882
First Oak Brook Bancshares, Inc.	624	17,216
First of Long Island Corp.	464	18,328
First Regional Bancorp (a)	350	22,663
First South Bancorp, Inc., Virginia	768	26,004
First United Corp.	940	19,026
FirstMerit Corp.	3,076	78,438
Flag Financial Corp.	1,190	17,731
FNB Corp., North Carolina	976	18,056
FNB Corp., Virginia	624	16,754
FNB Financial Services Corp.	272	5,764
Foothill Independent Bancorp	417	8,582
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Frontier Financial Corp., Washington	648	$ 16,135
Fulton Financial Corp.	4,780	103,869
GB&T Bancshares, Inc.	800	17,248
German American Bancorp	1,295	17,094
Glacier Bancorp, Inc.	1,225	28,604
Gold Banc Corp., Inc.	1,739	24,155
Great Southern Bancorp, Inc.	571	17,821
Greater Bay Bancorp	2,104	52,874
Greater Community Bancorp	1,292	20,672
Greene County Bancshares, Inc.	200	5,750
Grupo Financiero Galicia SA sponsored ADR (a)	1,938	16,958
Hancock Holding Co.	1,375	44,495
Hanmi Financial Corp.	2,050	32,944
Harleysville National Corp., Pennsylvania	856	19,748
Heartland Financial USA, Inc.	768	15,191
Heritage Commerce Corp.	759	14,057
Huntington Bancshares, Inc.	8,964	209,040
IBERIABANK Corp.	300	17,652
Independent Bank Corp., Massachusetts	640	17,875
Independent Bank Corp., Michigan	704	19,811
Integra Bank Corp.	880	19,439
Interchange Financial Services Corp.	1,224	22,228
International Bancshares Corp.	2,243	80,815
Lakeland Bancorp, Inc.	1,114	16,955
Lakeland Financial Corp.	570	21,090
LNB Bancorp, Inc. (d)	943	15,739
LSB Bancshares, Inc.	1,072	18,867
Main Street Banks, Inc.	704	18,564
MB Financial, Inc.	1,338	51,098
MBT Financial Corp.	1,088	20,803
Mercantile Bankshares Corp.	3,141	163,740
Merchants Bancshares, Inc.	737	19,516
Mid-State Bancshares	928	24,843
Nara Bancorp, Inc.	969	13,459
National Bankshares, Inc.	444	20,979
National Penn Bancshares, Inc.	1,240	29,363
NBT Bancorp, Inc.	1,333	31,592
Northern States Financial Corp.	650	18,142
Old Point Financial Corp.	681	21,111
Old Second Bancorp, Inc.	500	14,005
Omega Financial Corp.	523	15,256
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Pacific Capital Bancorp	1,542	$ 52,120
Pennrock Financial Services Corp.	512	17,720
Penns Woods Bancorp, Inc.	414	19,922
Peoples Bancorp, Inc.	528	14,890
Pinnacle Financial Partners, Inc. (a)	1,038	23,189
Popular, Inc.	10,428	245,579
Preferred Bank, Los Angeles California	379	14,664
Premierwest Bancorp	1,715	23,375
PrivateBancorp, Inc.	864	29,195
Prosperity Bancshares, Inc.	688	18,659
Provident Bankshares Corp.	1,262	39,930
Republic Bancorp, Inc.	2,896	39,979
Republic Bancorp, Inc., Kentucky Class A	1,058	24,144
Republic First Bancorp, Inc.	684	9,111
Royal Bancshares of Pennsylvania, Inc. Class A	732	17,275
S&T Bancorp, Inc.	960	33,744
Sandy Spring Bancorp, Inc.	480	15,936
Seacoast Banking Corp., Florida	912	18,486
Security Bank Corp., Georgia	914	19,240
Shore Bancshares, Inc.	618	18,478
Sierra Bancorp	900	20,506
Signature Bank, New York (a)	1,067	26,163
Simmons First National Corp. Class A	800	19,632
Sky Financial Group, Inc.	3,908	112,511
Slade's Ferry Bancorp	171	3,106
South Financial Group, Inc.	3,250	88,563
Southern Community Financial Corp.	1,720	15,721
Southwest Bancorp, Inc., Oklahoma	1,024	18,534
Sterling Bancshares, Inc.	2,060	28,016
Sterling Financial Corp., Pennsylvania	1,000	25,750
Suffolk Bancorp	416	13,037
Summit Bancshares, Inc.	1,344	23,708
Sun Bancorp, Inc., New Jersey	705	14,622
Susquehanna Bancshares, Inc., Pennsylvania	1,709	38,897
SVB Financial Group (a)	1,429	68,249
Taylor Capital Group, Inc.	292	9,893
Texas Capital Bancshares, Inc. (a)	1,405	26,302
Texas Regional Bancshares, Inc. Class A	1,656	47,676
Trico Bancshares	1,056	21,542
Trustco Bank Corp., New York	3,177	39,554
Trustmark Corp.	1,880	53,712
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
UCBH Holdings, Inc.	3,400	$ 58,140
UMB Financial Corp.	640	35,648
Umpqua Holdings Corp.	2,197	51,212
Union Bankshares Corp.	622	22,554
United Bankshares, Inc., West Virginia	1,445	48,335
United Community Banks, Inc., Georgia	1,540	38,469
United Security Bancshares, Inc.	496	15,599
United Security Bancshares, California	848	21,875
Unizan Financial Corp.	960	24,470
Vail Banks, Inc.	1,381	19,334
Vineyard National Bancorp	817	25,817
Virginia Commerce Bancorp, Inc. (a)	945	21,111
Virginia Financial Group, Inc.	496	16,180
Washington Trust Bancorp, Inc.	736	20,748
WesBanco, Inc.	720	21,290
West Coast Bancorp, Oregon	848	18,452
Westamerica Bancorp.	1,365	71,867
Western Sierra Bancorp (a)	648	22,103
Whitney Holding Corp.	2,508	79,529
Wilshire Bancorp, Inc.	1,096	14,610
Wintrust Financial Corp.	640	32,045
Yadkin Valley Bank & Trust Co.	1,280	17,600
Yardville National Bancorp	752	25,500
Zions Bancorp	3,501	248,011
		7,050,821
Consumer Finance - 0.3%
ACE Cash Express, Inc. (a)	255	5,562
Advanta Corp.:
Class A	1,011	23,182
Class B	757	18,675
Asta Funding, Inc.	1,024	28,590
Collegiate Funding Services, Inc.	1,210	19,433
CompuCredit Corp. (a)	2,168	68,357
Credit Acceptance Corp. (a)	1,298	18,315
Dollar Financial Corp.	222	1,987
First Cash Financial Services, Inc. (a)	842	14,651
QC Holdings, Inc.	870	11,719
United Panam Financial Corp. (a)	848	20,199
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
WFS Financial, Inc. (a)	1,736	$ 84,630
World Acceptance Corp. (a)	992	25,842
		341,142
Diversified Financial Services - 0.1%
Encore Capital Group, Inc. (a)	1,502	23,071
eSpeed, Inc. Class A (a)	1,429	12,247
First Albany Companies, Inc.	1,121	6,446
Instinet Group, Inc. (a)	12,047	63,608
Marlin Business Services Corp. (a)	640	12,979
Medallion Financial Corp.	2,220	20,557
Nasdaq Stock Market, Inc. (a)	3,200	54,912
		193,820
Insurance - 1.4%
Alfa Corp.	3,261	46,698
American National Insurance Co.	1,104	127,402
American Physicians Capital, Inc. (a)	608	21,067
Arch Capital Group Ltd. (a)	1,403	62,644
Argonaut Group, Inc. (a)	1,453	30,426
Baldwin & Lyons, Inc. Class B	832	21,382
Ceres Group, Inc. (a)	3,225	18,479
Cincinnati Financial Corp.	7,194	283,947
Direct General Corp.	720	11,887
Donegal Group, Inc. Class A	304	5,612
EMC Insurance Group	800	14,272
Enstar Group, Inc. (a)	207	12,625
Erie Indemnity Co. Class A	2,472	128,050
FPIC Insurance Group, Inc. (a)	315	9,374
Harleysville Group, Inc.	1,317	26,748
Infinity Property & Casualty Corp.	880	28,160
IPC Holdings Ltd.	2,024	77,378
Kansas City Life Insurance Co.	544	25,633
Max Re Capital Ltd.	1,912	42,274
Millea Holdings, Inc. sponsored ADR	641	42,582
National Western Life Insurance Co. Class A (a)	128	23,472
Navigators Group, Inc. (a)	480	15,955
Ohio Casualty Corp. (a)	2,648	63,287
Philadelphia Consolidated Holding Corp. (a)	896	73,893
PMA Capital Corp. Class A (a)	1,688	12,542
Presidential Life Corp.	1,533	23,225
Quanta Capital Holdings Ltd. (a)	2,300	14,260
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Insurance - continued
SAFECO Corp.	5,538	$ 298,000
Safety Insurance Group, Inc.	578	18,219
Selective Insurance Group, Inc.	1,121	53,954
State Auto Financial Corp.	1,720	46,440
The Midland Co.	880	28,116
Triad Guaranty, Inc. (a)	592	32,086
United America Indemnity Ltd. Class A (a)	900	15,345
United Fire & Casualty Co.	896	35,276
Universal American Financial Corp. (a)	2,617	49,566
USI Holdings Corp. (a)	2,052	24,029
		1,864,305
Real Estate - 0.1%
Capital Automotive (REIT) (SBI)	1,378	49,305
Elbit Medical Imaging Ltd.	1,814	35,373
Fieldstone Investment Corp.	2,000	26,720
Gladstone Commercial Corp.	604	9,253
Investors Real Estate Trust	2,633	24,777
Monmouth Real Estate Investment Corp. Class A	2,276	17,502
Tarragon Realty Investors, Inc. (a)(d)	1,072	23,498
		186,428
Thrifts & Mortgage Finance - 1.6%
Accredited Home Lenders Holding Co. (a)	960	40,291
Anchor BanCorp Wisconsin, Inc.	992	27,399
Bank Mutual Corp.	2,975	32,249
BankUnited Financial Corp. Class A	1,072	26,489
Beverly Hills Bancorp, Inc.	957	10,001
BFC Financial Corp. Class A (a)	1,633	14,762
Brookline Bancorp, Inc., Delaware	2,180	33,136
Camco Financial Corp.	1,218	17,576
Capital Crossing Bank (a)	299	9,712
Capitol Federal Financial	2,693	89,192
CFS Bancorp, Inc.	1,455	19,075
Charter Financial Corp., Georgia	800	27,840
Citizens First Bancorp, Inc.	864	18,153
Citizens South Banking Corp.	509	6,429
City Bank Lynnwood, Washington	544	16,918
Clifton Savings Bancorp, Inc.	1,057	11,077
Coastal Financial Corp.	987	14,716
Commercial Capital Bancorp, Inc.	2,246	38,070
Cooperative Bankshares, Inc.	1,080	20,088
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Corus Bankshares, Inc.	992	$ 50,909
Dime Community Bancshares, Inc.	1,629	24,598
E-Loan, Inc. (a)	3,693	10,525
ESB Financial Corp.	1,570	20,913
Fidelity Bankshares, Inc.	1,080	26,730
First Busey Corp.	912	17,091
First Defiance Financial Corp.	815	21,793
First Federal Bancshares of Arkansas, Inc.	793	19,421
First Financial Holdings, Inc.	528	15,016
First Financial Service Corp.	736	18,878
First Niagara Financial Group, Inc.	4,378	57,002
First Pactrust Bancorp, Inc.	500	12,370
First Place Financial Corp.	944	18,587
Flushing Financial Corp.	976	16,485
FMS Financial Corp.	848	14,501
Franklin Bank Corp. (a)	900	15,390
Harbor Florida Bancshares, Inc.	960	34,147
Heritage Financial Corp., Washington	298	6,482
HMN Financial, Inc.	251	7,550
Horizon Financial Corp.	1,205	24,221
Hudson City Bancorp, Inc.	8,109	279,355
Independence Community Bank Corp.	3,510	131,555
Kearny Financial Corp.	3,000	31,470
KNBT Bancorp, Inc.	1,585	23,632
LSB Corp.	843	13,530
MAF Bancorp., Inc.	1,565	66,606
MASSBANK Corp.	578	20,606
MutualFirst Financial, Inc.	864	18,973
NASB Financial, Inc.	544	21,211
NetBank, Inc.	2,204	18,315
NewMil Bancorp, Inc.	652	19,886
Northwest Bancorp, Inc.	1,736	34,546
Pamrapo Bancorp, Inc.	733	16,053
Parkvale Financial Corp.	316	8,785
Partners Trust Financial Group, Inc.	2,012	20,764
People's Bank, Connecticut	5,862	165,953
Provident Bancorp, Inc., Delaware	1,697	19,872
PVF Capital Corp.	294	4,055
Riverview Bancorp, Inc.	269	5,784
Severn Bancorp, Inc.	1,120	22,277
Sound Federal Bancorp, Inc.	1,407	22,399
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sterling Financial Corp., Washington	942	$ 33,300
TierOne Corp.	848	20,458
Timberland Bancorp, Inc.	837	19,259
United Community Financial Corp., Ohio	1,456	15,303
Washington Federal, Inc.	3,490	79,642
Willow Grove Bancorp, Inc.	1,105	16,847
WSFS Financial Corp.	300	16,704
		2,072,922
TOTAL FINANCIALS		13,269,410
HEALTH CARE - 13.3%
Biotechnology - 7.0%
Aastrom Biosciences, Inc. (a)	5,213	14,284
Abgenix, Inc. (a)	4,002	28,814
AEterna Zentaris Laboratories, Inc. (a)	3,264	15,784
Affymetrix, Inc. (a)	2,520	134,795
Albany Molecular Research, Inc. (a)	1,485	17,686
Alexion Pharmaceuticals, Inc. (a)	1,157	26,322
Alkermes, Inc. (a)	4,109	47,664
Amgen, Inc. (a)	52,237	3,268,991
Amylin Pharmaceuticals, Inc. (a)	4,137	66,109
Angiotech Pharmaceuticals, Inc. (a)	3,649	46,252
Aphton Corp. (a)	2,415	1,666
Arena Pharmaceuticals, Inc. (a)	2,044	14,001
ARIAD Pharmaceuticals, Inc. (a)	1,964	11,843
Array Biopharma, Inc. (a)	3,015	18,814
Avant Immunotherapeutics, Inc. (a)	7,617	10,816
Axonyx, Inc. (a)	2,023	2,610
Bioenvision, Inc. (a)	1,500	9,780
Biogen Idec, Inc. (a)	13,975	546,423
BioMarin Pharmaceutical, Inc. (a)	2,937	19,972
Biopure Corp. Class A (a)	387	615
Celgene Corp. (a)	6,922	293,077
Cell Genesys, Inc. (a)(d)	2,044	11,876
Cell Therapeutics, Inc. (a)	2,837	8,426
Cephalon, Inc. (a)	2,296	97,396
Cepheid, Inc. (a)	2,568	23,369
Chiron Corp. (a)	7,618	285,980
Ciphergen Biosystems, Inc. (a)	1,461	3,010
Corgentech, Inc. (a)	1,034	2,482
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Corixa Corp. (a)	2,809	$ 11,938
Cubist Pharmaceuticals, Inc. (a)	1,716	17,177
CuraGen Corp. (a)	3,177	13,598
Curis, Inc. (a)	2,737	10,839
CV Therapeutics, Inc. (a)	1,349	27,277
Cytogen Corp. (a)	1,020	5,528
Cytokinetics, Inc.	1,082	5,843
deCODE genetics, Inc. (a)	3,017	23,231
Dendreon Corp. (a)	2,405	12,722
Digene Corp. (a)	897	22,569
Discovery Partners International, Inc. (a)	2,268	6,691
Diversa Corp. (a)	2,421	12,105
DOV Pharmaceutical, Inc. (a)	1,000	15,100
Dyax Corp. (a)	1,604	7,459
Dynavax Technologies Corp. (a)	970	3,793
Encysive Pharmaceuticals, Inc. (a)	2,585	26,367
Enzon Pharmaceuticals, Inc. (a)	2,027	12,304
Exact Sciences Corp. (a)	1,016	2,946
Exelixis, Inc. (a)	3,677	25,813
Eyetech Pharmaceuticals, Inc. (a)	1,597	20,490
Favrille, Inc.	222	888
Genaera Corp. (a)	3,056	6,143
Gene Logic, Inc. (a)	2,341	7,889
Genelabs Technologies, Inc. (a)	9,488	3,985
Genitope Corp. (a)	944	12,281
Genta, Inc. (a)	3,437	3,815
Genzyme Corp. (a)	10,527	656,780
Geron Corp. (a)	3,660	29,280
Gilead Sciences, Inc. (a)	18,126	739,541
GTx, Inc. (a)	1,569	14,184
Harvard Bioscience, Inc. (a)	2,140	6,891
Human Genome Sciences, Inc. (a)	5,855	66,044
Icagen, Inc.	278	1,857
ICOS Corp. (a)	2,773	59,897
ID Biomedical Corp. (a)(d)	1,836	30,147
Idenix Pharmaceuticals, Inc.	1,940	39,615
ImClone Systems, Inc. (a)	3,372	111,748
ImmunoGen, Inc. (a)	2,633	15,693
Immunomedics, Inc. (a)	2,681	4,826
Incyte Corp. (a)	3,677	28,056
Indevus Pharmaceuticals, Inc. (a)	2,633	9,031
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
InterMune, Inc. (a)	1,541	$ 18,507
Introgen Therapeutics, Inc. (a)(d)	1,688	12,052
Invitrogen Corp. (a)	2,120	168,180
Isis Pharmaceuticals, Inc. (a)	3,161	11,569
Keryx Biopharmaceuticals, Inc. (a)	2,185	26,744
La Jolla Pharmaceutical Co. (a)	2,301	1,864
Lexicon Genetics, Inc. (a)	3,549	17,177
Ligand Pharmaceuticals, Inc. Class B (a)	3,381	19,745
Luminex Corp. (a)	1,980	19,721
MannKind Corp.	1,270	16,485
Marshall Edwards, Inc. (a)(d)	2,395	18,298
Martek Biosciences (a)	1,247	46,625
Maxim Pharmaceuticals, Inc. (a)	1,761	2,677
Maxygen, Inc. (a)	1,820	14,251
Medarex, Inc. (a)	3,997	30,297
MedImmune, Inc. (a)	10,540	278,256
Memory Pharmaceuticals Corp.	3,427	8,499
Millennium Pharmaceuticals, Inc. (a)	12,908	108,040
Momenta Pharmaceuticals, Inc.	1,832	20,958
Myogen, Inc. (a)	1,567	10,374
Myriad Genetics, Inc. (a)	1,517	24,970
Nabi Biopharmaceuticals (a)	2,376	29,201
Nanogen, Inc. (a)	1,562	6,373
Neogen Corp. (a)	960	13,979
Neopharm, Inc. (a)	1,168	11,458
Neose Technologies, Inc. (a)	1,429	3,758
Neurochem, Inc. (a)	1,455	12,044
Neurocrine Biosciences, Inc. (a)	1,509	56,844
Neurogen Corp. (a)	1,980	13,385
Northfield Laboratories, Inc. (a)	1,473	19,237
Novavax, Inc. (a)	1,868	2,559
NPS Pharmaceuticals, Inc. (a)	1,672	19,345
Nuvelo, Inc. (a)	1,381	10,247
ONYX Pharmaceuticals, Inc. (a)	1,553	38,809
Orchid BioSciences, Inc. (a)	784	7,620
Orthologic Corp. (a)	2,793	11,340
Oscient Pharmaceuticals Corp. (a)	2,988	4,930
OSI Pharmaceuticals, Inc. (a)	2,114	78,577
Peregrine Pharmaceuticals, Inc. (a)	7,380	8,561
Pharmacopeia Drug Discovery, Inc. (a)	664	3,214
Pharmacyclics, Inc. (a)	1,239	9,937
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Biotechnology - continued
Pharmion Corp. (a)	1,182	$ 24,030
PRAECIS Pharmaceuticals, Inc. (a)	2,969	1,960
Progenics Pharmaceuticals, Inc. (a)	752	15,040
Protein Design Labs, Inc. (a)	4,281	81,767
QIAGEN NV (a)	5,919	70,910
QLT, Inc. (a)	3,693	38,248
Regeneron Pharmaceuticals, Inc. (a)	2,277	14,186
Renovis, Inc. (a)	859	11,382
Rigel Pharmaceuticals, Inc. (a)	1,024	18,319
Savient Pharmaceuticals, Inc. (a)	3,549	11,925
SciClone Pharmaceuticals, Inc. (a)	2,044	5,090
Seattle Genetics, Inc. (a)	2,028	9,795
Senomyx, Inc.	1,630	22,543
Sequenom, Inc. (a)	3,869	3,676
Serologicals Corp. (a)	1,232	26,476
Sirna Therapeutics, Inc. (a)	2,022	4,448
StemCells, Inc. (a)(d)	3,500	14,525
Stratagene Corp. (a)	917	7,859
Tanox, Inc. (a)	2,072	20,513
Targeted Genetics Corp. (a)	5,774	4,792
Techne Corp. (a)	1,768	82,389
Telik, Inc. (a)	1,720	24,527
Third Wave Technologies, Inc. (a)	3,437	12,923
Transkaryotic Therapies, Inc. (a)	1,007	34,228
Trimeris, Inc. (a)	941	9,551
United Therapeutics Corp. (a)	944	47,162
Vasogen, Inc. (a)	1,762	7,903
Vertex Pharmaceuticals, Inc. (a)	3,677	51,184
ViaCell, Inc.	389	2,925
Vicuron Pharmaceuticals, Inc. (a)	2,632	43,375
Vion Pharmaceuticals, Inc. (a)	4,066	9,880
ViroLogic, Inc. (a)	6,831	18,649
XOMA Ltd. (a)(d)	3,485	4,879
Zymogenetics, Inc. (a)	2,954	51,429
		9,206,433
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)	1,200	12,540
Abiomed, Inc. (a)	2,092	19,602
Advanced Neuromodulation Systems, Inc. (a)	848	30,155
Aksys Ltd. (a)(d)	1,668	5,004
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Align Technology, Inc. (a)	2,821	$ 20,509
American Medical Systems Holdings, Inc. (a)	3,018	60,239
Analogic Corp.	544	23,115
Angiodynamics, Inc.	450	8,892
Anika Therapeutics, Inc. (a)	1,319	19,956
Animas Corp.	541	9,689
Arrow International, Inc.	1,880	63,544
Arthrocare Corp. (a)	1,056	34,045
Aspect Medical Systems, Inc. (a)	1,272	40,908
BioLase Technology, Inc. (d)	1,108	7,822
Biomet, Inc.	10,764	405,695
Biosite, Inc. (a)	784	42,893
BioVeris Corp. (a)	1,050	5,345
Bruker BioSciences Corp. (a)	4,771	20,038
Cardiac Science, Inc. (a)	4,173	4,090
Cardiodynamics International Corp. (a)	3,081	6,840
Closure Medical Corp. (a)	752	20,281
Conceptus, Inc. (a)	1,176	6,268
CONMED Corp. (a)	1,349	42,278
Conor Medsystems, Inc.	1,300	19,474
Cyberonics, Inc. (a)	1,008	36,782
Cytyc Corp. (a)	4,795	112,251
Dade Behring Holdings, Inc.	1,640	109,634
Datascope Corp.	688	20,943
DENTSPLY International, Inc.	3,188	181,875
Encore Medical Corp. (a)	2,044	10,384
Endologix, Inc. (a)	2,485	10,810
Epix Pharmaceuticals, Inc. (a)	1,024	8,120
Exactech, Inc. (a)	784	10,506
Foxhollow Technologies, Inc.	902	34,186
Gen-Probe, Inc. (a)	2,064	80,207
Given Imaging Ltd. (a)(d)	1,389	34,475
Hologic, Inc. (a)	1,200	44,172
I-Flow Corp. (a)	1,593	26,030
ICU Medical, Inc. (a)	704	23,211
IDEXX Laboratories, Inc. (a)	1,429	82,496
Illumina, Inc. (a)	2,618	27,489
Immucor, Inc. (a)	2,355	78,893
INAMED Corp. (a)	1,310	81,521
Integra LifeSciences Holdings Corp. (a)	1,157	38,667
Intermagnetics General Corp. (a)	1,152	33,258
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
IntraLase Corp.	1,034	$ 20,049
Intuitive Surgical, Inc. (a)	1,313	64,994
Kensey Nash Corp. (a)	624	16,973
Kyphon, Inc. (a)	1,752	50,265
Laserscope, Inc. (a)	1,120	38,562
LifeCell Corp. (a)	1,168	15,488
Lifecore Biomedical, Inc. (a)	1,016	12,964
Matthews International Corp. Class A	1,397	51,675
Meridian Bioscience, Inc.	992	18,104
Merit Medical Systems, Inc. (a)	1,065	15,581
Micro Therapeutics, Inc. (a)	2,633	10,532
Molecular Devices Corp. (a)	816	15,765
Nektar Therapeutics (a)	3,988	72,901
Nutraceutical International Corp. (a)	1,309	17,266
NuVasive, Inc.	1,103	17,317
OccuLogix, Inc. (d)	1,656	14,490
OraSure Technologies, Inc. (a)	1,900	15,789
Orthofix International NV (a)	608	27,871
Orthovita, Inc. (a)	3,341	10,624
Palomar Medical Technologies, Inc. (a)	844	19,285
PolyMedica Corp.	992	34,819
Possis Medical, Inc. (a)	960	10,109
Quidel Corp. (a)	2,108	9,233
Regeneration Technologies, Inc. (a)	1,320	8,884
Respironics, Inc. (a)	1,397	93,375
SonoSight, Inc. (a)	784	24,069
Staar Surgical Co. (a)	1,112	4,370
Stereotaxis, Inc.	1,830	14,366
SurModics, Inc. (a)	736	29,013
Syneron Medical Ltd.	919	30,989
Synovis Life Technologies, Inc. (a)	509	3,894
Thermogenesis Corp. (a)	3,551	14,240
Thoratec Corp. (a)	2,517	37,604
TriPath Imaging, Inc. (a)	1,868	16,046
Urologix, Inc. (a)	832	3,636
Utah Medical Products, Inc.	640	13,926
Varian, Inc. (a)	1,413	52,564
Vascular Solutions, Inc. (a)	1,263	15,131
Ventana Medical Systems, Inc. (a)	1,504	63,544
Vital Signs, Inc.	656	27,664
Wright Medical Group, Inc. (a)	1,509	41,558
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Young Innovations, Inc.	544	$ 20,204
Zoll Medical Corp. (a)	448	10,636
		3,121,501
Health Care Providers & Services - 2.2%
Accelrys, Inc. (a)	1,329	7,017
Accredo Health, Inc. (a)	2,072	92,867
Advisory Board Co. (a)	1,040	46,966
Allied Healthcare International, Inc. (a)	3,508	24,275
Allscripts Healthcare Solutions, Inc. (a)	2,466	40,344
Amedisys, Inc. (a)	715	21,600
America Service Group, Inc. (a)	495	9,747
American Healthways, Inc. (a)	1,387	54,467
AMICAS, Inc. (a)	2,793	11,898
AmSurg Corp. (a)	1,416	38,175
Andrx Corp. (a)	3,324	66,414
Cerner Corp. (a)(d)	1,581	103,318
Computer Programs & Systems, Inc.	656	22,225
Corvel Corp. (a)	480	12,739
Cross Country Healthcare, Inc. (a)	1,652	28,001
D & K Healthcare Resources, Inc.	961	7,842
Dendrite International, Inc. (a)	1,812	28,086
Dialysis Corp. of America (a)(d)	579	11,638
Eclipsys Corp. (a)	2,209	29,645
Emageon, Inc.	800	12,360
eResearchTechnology, Inc. (a)	2,227	27,258
Express Scripts, Inc. (a)	3,171	292,969
Genesis HealthCare Corp. (a)	880	38,271
Gentiva Health Services, Inc. (a)	1,684	26,759
HealthExtras, Inc. (a)	1,836	31,469
HealthTronics Surgical Services, Inc. (a)	1,190	15,101
Henry Schein, Inc. (a)	3,408	137,308
ICON PLC sponsored ADR (a)	560	16,946
IDX Systems Corp. (a)	1,301	41,502
LabOne, Inc. (a)	768	29,599
LCA-Vision, Inc.	954	42,148
Lifeline Systems, Inc. (a)	558	18,168
LifePoint Hospitals, Inc. (a)	1,597	71,833
Lincare Holdings, Inc. (a)	4,137	181,863
Magellan Health Services, Inc. (a)	1,166	37,860
Matria Healthcare, Inc. (a)	720	20,513
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Medcath Corp. (a)	555	$ 14,380
Merge Technologies, Inc. (a)	765	13,311
National Medical Health Card Systems, Inc. (a)	508	11,694
Odyssey Healthcare, Inc. (a)	1,565	20,752
Omnicell, Inc. (a)	1,204	7,826
Option Care, Inc.	1,932	25,696
PAREXEL International Corp. (a)	1,309	23,889
Patterson Companies, Inc. (a)	5,610	254,638
PDI, Inc. (a)	672	8,064
Per-Se Technologies, Inc. (a)	1,505	28,550
Pharmaceutical Product Development, Inc. (a)	2,280	110,306
PRA International	906	23,583
Priority Healthcare Corp. Class B (a)	1,656	37,889
PSS World Medical, Inc. (a)	3,309	38,848
Psychiatric Solutions, Inc. (a)	942	38,575
Radiation Therapy Services, Inc.	683	14,138
ResCare, Inc. (a)	1,442	19,222
SFBC International, Inc. (a)	648	22,686
Sun Healthcare Group, Inc. (a)	1,524	10,668
Symbion, Inc. (a)	735	17,346
TLC Vision Corp. (a)	3,081	26,632
TriZetto Group, Inc. (a)	2,537	35,214
United Surgical Partners International, Inc. (a)	1,253	60,319
VCA Antech, Inc. (a)	3,536	87,551
Ventiv Health, Inc. (a)	764	15,509
VistaCare, Inc. Class A (a)	784	13,987
Vital Images, Inc. (a)	548	9,782
WebMD Corp. (a)	13,188	124,363
		2,814,609
Pharmaceuticals - 1.7%
Able Laboratories, Inc. (a)	752	3,211
Acusphere, Inc. (a)(d)	2,301	10,930
Adolor Corp. (a)	1,445	13,814
Advancis Pharmaceutical Corp. (a)	459	2,047
American Pharmaceutical Partners, Inc. (a)	3,160	138,787
Antigenics, Inc. (a)(d)	2,140	14,338
Aspreva Pharmaceuticals Corp. (a)	1,412	19,796
Atherogenics, Inc. (a)	1,832	26,106
Axcan Pharma, Inc. (a)	2,100	33,109
Barrier Therapeutics, Inc.	908	14,492
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Pharmaceuticals - continued
Bone Care International, Inc. (a)	1,096	$ 35,883
CNS., Inc.	423	8,883
Connetics Corp. (a)	1,477	32,893
Cypress Bioscience, Inc. (a)	1,643	19,962
DepoMed, Inc. (a)	3,286	14,524
Discovery Laboratories, Inc. (a)	2,060	14,523
Endo Pharmaceuticals Holdings, Inc. (a)	5,038	102,271
Eon Labs, Inc. (a)	3,792	116,187
First Horizon Pharmaceutical Corp. (a)	1,716	32,261
Flamel Technologies SA sponsored ADR (a)	850	15,487
Guilford Pharmaceuticals, Inc. (a)	2,060	5,191
Hollis-Eden Pharmaceuticals, Inc. (a)	833	7,072
Impax Laboratories, Inc. (a)	2,408	39,491
InKine Pharmaceutical, Inc. (a)	3,097	7,061
Inspire Pharmaceuticals, Inc. (a)	1,525	9,913
Ista Pharmaceuticals, Inc. (a)	1,218	9,647
Kos Pharmaceuticals, Inc. (a)	1,547	89,308
Medicines Co. (a)	2,104	46,162
MGI Pharma, Inc. (a)	3,533	81,966
New River Pharmaceuticals, Inc.	1,034	33,864
NitroMed, Inc. (a)	1,311	25,093
Noven Pharmaceuticals, Inc. (a)	1,232	22,176
Novogen Ltd. sponsored ADR (a)	354	7,186
Pain Therapeutics, Inc. (a)	2,338	12,275
Penwest Pharmaceuticals Co. (a)	893	10,787
Perrigo Co.	3,189	49,557
Pharmos Corp. (a)	1,526	4,380
Pozen, Inc. (a)	1,304	9,610
Salix Pharmaceuticals Ltd. (a)	1,632	28,576
Santarus, Inc.	1,511	4,488
Sepracor, Inc. (a)	4,410	267,952
Shire Pharmaceuticals Group PLC sponsored ADR	1,946	62,291
SuperGen, Inc. (a)	2,044	10,281
Taro Pharmaceutical Industries Ltd. (a)	1,173	38,369
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,606	620,882
Vivus, Inc. (a)	3,421	8,142
Zila, Inc. (a)	3,853	11,174
		2,192,398
TOTAL HEALTH CARE		17,334,941
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - 5.0%
Aerospace & Defense - 0.3%
Applied Signal Technology, Inc.	720	$ 12,600
Argon ST, Inc. (a)	1,174	40,303
BE Aerospace, Inc. (a)	2,905	42,035
Ceradyne, Inc. (a)	1,119	25,838
Elbit Systems Ltd.	1,848	44,666
Engineered Support Systems, Inc.	1,464	57,096
Essex Corp. (a)	878	16,419
Innovative Solutions & Support, Inc. (a)	615	21,304
Ionatron, Inc. (a)(d)	4,449	39,596
Kaman Corp. Class A	1,620	25,061
KVH Industries, Inc. (a)	573	5,323
Mercury Computer Systems, Inc. (a)	1,040	30,056
MTC Technologies, Inc. (a)	704	23,605
Sypris Solutions, Inc.	1,040	10,962
		394,864
Air Freight & Logistics - 0.5%
ABX Air, Inc. (a)	2,300	17,296
C.H. Robinson Worldwide, Inc.	3,356	191,863
EGL, Inc. (a)	2,152	40,953
Expeditors International of Washington, Inc.	4,539	231,398
Forward Air Corp.	733	19,681
Hub Group, Inc. Class A (a)	906	24,897
Pacer International, Inc. (a)	1,672	38,138
Park-Ohio Holdings Corp. (a)	771	11,758
UTI Worldwide, Inc.	1,088	80,240
		656,224
Airlines - 0.3%
FLYi, Inc. (a)	2,373	1,803
Frontier Airlines, Inc. (a)	1,461	17,839
JetBlue Airways Corp. (a)	4,121	89,549
MAIR Holdings, Inc. (a)	2,373	22,638
Mesa Air Group, Inc. (a)	1,752	11,178
Northwest Airlines Corp. (a)(d)	4,285	26,096
Republic Airways Holdings, Inc.	1,063	13,564
Ryanair Holdings PLC sponsored ADR (a)	2,607	119,114
SkyWest, Inc.	2,616	47,716
		349,497
Building Products - 0.1%
Aaon, Inc. (a)	832	14,893
American Woodmark Corp.	687	23,090
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	1,652	$ 23,111
Quixote Corp.	528	10,285
Universal Forest Products, Inc.	784	31,203
		102,582
Commercial Services & Supplies - 1.5%
Asset Acceptance Capital Corp. (a)	1,545	37,961
Carlisle Holdings Ltd. (non-vtg.)	3,225	19,350
Casella Waste Systems, Inc. Class A (a)	1,272	14,514
Century Business Services, Inc. (a)	5,042	20,218
Cintas Corp.	7,263	293,207
Clean Harbors, Inc. (a)	838	17,389
Coinstar, Inc. (a)	1,168	22,122
Copart, Inc. (a)	4,201	104,143
Corporate Executive Board Co.	1,820	127,000
CoStar Group, Inc. (a)	816	32,787
CRA International, Inc. (a)	512	29,179
DiamondCluster International, Inc. (a)	1,931	25,257
Duratek, Inc. (a)	873	19,145
Exponent, Inc. (a)	749	18,553
FirstService Corp. (Sub. Vtg.) (a)	1,474	28,195
G&K Services, Inc. Class A	992	39,045
General Binding Corp. (a)	1,018	21,062
Gevity HR, Inc.	960	16,464
Healthcare Services Group, Inc.	1,023	19,130
Heidrick & Struggles International, Inc. (a)	1,024	25,713
Herman Miller, Inc.	2,948	85,816
Hudson Highland Group, Inc. (a)	1,044	16,714
Huron Consulting Group, Inc.	768	17,641
ICT Group, Inc. (a)	882	8,194
Integrated Alarm Services Group, Inc. (a)(d)	1,620	6,561
Intersections, Inc.	716	6,981
Kelly Services, Inc. Class A (non-vtg.)	1,640	45,608
Kforce, Inc. (a)	1,836	14,761
Layne Christensen Co. (a)	1,305	22,577
Learning Tree International, Inc. (a)	1,056	13,591
LECG Corp. (a)	768	14,807
McGrath RentCorp.	1,344	30,979
Mobile Mini, Inc. (a)	800	29,536
Monster Worldwide, Inc. (a)	4,830	127,415
NCO Group, Inc. (a)	1,189	23,614
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
On Assignment, Inc. (a)	1,797	$ 9,524
PICO Holdings, Inc. (a)	459	11,884
Portfolio Recovery Associates, Inc. (a)	704	27,745
PRG-Schultz International, Inc. (a)	3,533	13,637
Providence Service Corp. (a)	872	22,027
Resources Connection, Inc. (a)	2,176	43,346
School Specialty, Inc. (a)	800	31,376
SOURCECORP, Inc. (a)	832	17,813
Stericycle, Inc. (a)	1,525	75,671
Teletech Holdings, Inc. (a)	3,565	29,126
Tetra Tech, Inc. (a)	2,328	28,052
TRM Corp. (a)	1,059	17,188
United Stationers, Inc. (a)	1,301	63,788
Waste Industries USA, Inc.	1,600	23,088
Waste Services, Inc. (a)	2,579	9,929
West Corp. (a)	2,385	83,809
		1,903,232
Construction & Engineering - 0.1%
Insituform Technologies, Inc. Class A (a)	1,189	17,645
Washington Group International, Inc. (a)	1,120	53,771
		71,416
Electrical Equipment - 0.5%
Active Power, Inc. (a)	1,682	4,508
American Power Conversion Corp.	8,359	212,820
American Superconductor Corp. (a)	1,201	10,629
Artesyn Technologies, Inc. (a)	2,188	18,007
Capstone Turbine Corp. (a)	7,922	7,922
Color Kinetics, Inc.	868	9,496
Deswell Industries, Inc.	912	14,528
Distributed Energy Systems Corp. (a)	1,278	4,243
Encore Wire Corp. (a)	1,090	11,990
Energy Conversion Devices, Inc. (a)	1,064	20,514
Evergreen Solar, Inc. (a)	2,600	13,130
Franklin Electric Co., Inc.	800	30,736
FuelCell Energy, Inc. (a)(d)	2,184	17,778
Genlyte Group, Inc. (a)	1,056	47,055
Hydrogenics Corp. (a)	3,129	10,944
II-VI, Inc. (a)	1,504	24,771
LSI Industries, Inc.	1,534	20,847
Medis Technologies Ltd. (a)(d)	1,368	18,837
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Electrical Equipment - continued
Microvision, Inc. (a)(d)	2,512	$ 16,253
Plug Power, Inc. (a)	3,304	20,551
Powell Industries, Inc. (a)	816	15,031
Power-One, Inc. (a)	3,933	21,553
Ultralife Batteries, Inc. (a)	957	15,618
Valence Technology, Inc. (a)	4,141	12,257
Vicor Corp.	1,688	22,450
Woodward Governor Co.	512	39,613
		662,081
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	1,056	26,907
Westaim Corp. (a)	4,725	12,611
		39,518
Machinery - 0.8%
3D Systems Corp. (a)	728	15,434
A.S.V., Inc. (a)	736	26,717
American Science & Engineering, Inc. (a)	438	16,692
Astec Industries, Inc. (a)	1,381	30,285
Bucyrus International, Inc. Class A	604	21,551
Commercial Vehicle Group, Inc.	713	13,112
CUNO, Inc. (a)	752	53,467
Flanders Corp. (a)	1,371	13,669
Joy Global, Inc.	3,612	135,594
Lincoln Electric Holdings, Inc.	1,640	53,726
Middleby Corp.	361	19,927
Nordson Corp.	1,509	46,915
PACCAR, Inc.	7,391	522,913
Pure Cycle Corp. (a)	1,673	13,033
Tecumseh Products Co.	588	15,905
Tecumseh Products Co. Class A (non-vtg.)	560	15,310
Volvo AB sponsored ADR	757	30,886
		1,045,136
Marine - 0.1%
Alexander & Baldwin, Inc.	1,541	68,497
DryShips, Inc.	1,200	22,200
Stolt-Nielsen SA Class B sponsored ADR	790	26,244
		116,941
Road & Rail - 0.6%
AMERCO (a)	751	39,938
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Road & Rail - continued
Arkansas Best Corp.	1,088	$ 35,610
Celadon Group, Inc. (a)	846	15,313
Covenant Transport, Inc. Class A (a)	912	12,659
Frozen Food Express Industries, Inc. (a)	1,822	19,587
Heartland Express, Inc.	3,108	62,315
J.B. Hunt Transport Services, Inc.	6,472	129,958
Landstar System, Inc. (a)	2,368	79,896
Marten Transport Ltd. (a)	864	16,943
Old Dominion Freight Lines, Inc. (a)	960	29,251
Overnite Corp.	1,246	53,105
P.A.M. Transportation Services, Inc. (a)	688	11,338
SCS Transportation, Inc. (a)	976	17,812
Swift Transportation Co., Inc. (a)	3,525	86,539
U.S. Xpress Enterprises, Inc. Class A (a)	744	9,084
Universal Truckload Services, Inc.	600	10,020
USA Truck, Inc. (a)	461	9,335
Werner Enterprises, Inc.	3,788	71,252
Yellow Roadway Corp. (a)	2,418	127,622
		837,577
Trading Companies & Distributors - 0.2%
Aceto Corp.	1,050	7,634
Beacon Roofing Supply, Inc.	1,096	26,205
Electro Rent Corp. (a)	1,752	20,586
Fastenal Co.	3,188	185,287
Lawson Products, Inc.	640	27,392
NuCo2, Inc. (a)	670	15,866
UAP Holding Corp.	2,105	30,628
		313,598
TOTAL INDUSTRIALS		6,492,666
INFORMATION TECHNOLOGY - 50.2%
Communications Equipment - 8.6%
3Com Corp. (a)	16,199	59,288
ADC Telecommunications, Inc. (a)	5,238	95,122
Adtran, Inc.	3,253	71,468
Airspan Networks, Inc. (a)	1,625	7,768
Alvarion Ltd. (a)	2,825	25,595
Anaren, Inc. (a)	1,264	14,966
Andrew Corp. (a)	6,671	88,457
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Arris Group, Inc. (a)	3,901	$ 33,783
AudioCodes Ltd. (a)	2,081	25,118
Avanex Corp. (a)(d)	6,223	6,285
Avici Systems, Inc. (a)	1,295	5,776
Avocent Corp. (a)	2,158	60,424
Bel Fuse, Inc. Class B	399	11,930
Black Box Corp.	832	28,604
C-COR, Inc. (a)	2,293	15,776
Carrier Access Corp. (a)	2,644	12,744
Centillium Communications, Inc. (a)	1,868	4,091
CIENA Corp. (a)	24,951	54,393
Cisco Systems, Inc. (a)	266,078	5,156,592
Computer Network Technology Corp. (a)	1,604	8,020
Comtech Telecommunications Corp. (a)	1,104	39,932
Comverse Technology, Inc. (a)	8,439	198,570
Digi International, Inc. (a)	610	7,155
Ditech Communications Corp. (a)	1,748	12,603
ECI Telecom Ltd. (a)	5,839	51,558
EFJ, Inc. (a)	2,060	14,626
Extreme Networks, Inc. (a)	5,759	26,319
F5 Networks, Inc. (a)	1,302	66,675
Finisar Corp. (a)	10,335	12,299
Foundry Networks, Inc. (a)	5,602	51,762
Glenayre Technologies, Inc. (a)	3,440	11,008
Harmonic, Inc. (a)	3,485	21,712
Inter-Tel, Inc.	1,205	24,739
InterDigital Communication Corp. (a)	2,564	47,331
Ixia (a)	2,905	53,423
JDS Uniphase Corp. (a)	59,956	91,733
Juniper Networks, Inc. (a)	22,908	587,361
MRV Communications, Inc. (a)	6,207	11,483
NETGEAR, Inc. (a)	1,333	26,220
Network Engines, Inc. (a)	1,948	3,312
Nice Systems Ltd. sponsored ADR (a)	400	14,580
NMS Communications Corp. (a)	2,156	7,007
Oplink Communications, Inc. (a)	8,599	12,813
Orckit Communications Ltd. (a)	813	19,756
Packeteer, Inc. (a)	1,620	19,229
Paradyne Networks, Inc. (a)	5,324	10,488
PC-Tel, Inc. (a)	1,208	8,830
Polycom, Inc. (a)	4,233	72,427
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Powerwave Technologies, Inc. (a)	5,167	$ 47,175
Proxim Corp. Class A (a)	799	256
Qiao Xing Universal Telephone, Inc. (a)(d)	905	6,199
QUALCOMM, Inc. (d)	68,146	2,539,120
Redback Networks, Inc. (a)	2,200	12,540
REMEC, Inc. (a)	1,231	7,694
Research In Motion Ltd. (a)	7,882	656,582
SafeNet, Inc. (a)	1,036	32,551
SCM Microsystems, Inc. (a)	1,652	4,906
SeaChange International, Inc. (a)	1,409	11,131
Sierra Wireless, Inc. (a)	811	7,295
SiRF Technology Holdings, Inc. (a)	1,848	26,168
Sonus Networks, Inc. (a)	9,700	43,165
SpectraLink Corp.	932	10,737
Stratex Networks, Inc. (a)	4,962	8,684
Superior Essex, Inc. (a)	730	12,242
Sycamore Networks, Inc. (a)	12,560	42,453
Symmetricom, Inc. (a)	2,617	29,520
Tekelec (a)	2,837	38,612
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	5,529	173,776
Tellabs, Inc. (a)	19,433	159,739
Terayon Communication Systems, Inc. (a)	3,933	12,468
Tollgrade Communications, Inc. (a)	756	5,730
UTStarcom, Inc. (a)	4,457	32,804
Verso Technologies, Inc. (a)	12,319	3,203
ViaSat, Inc. (a)	1,253	25,423
Westell Technologies, Inc. Class A (a)	2,389	14,310
WJ Communications, Inc. (a)	3,629	7,294
Zhone Technologies, Inc. (a)	3,945	10,691
		11,293,619
Computers & Peripherals - 5.7%
ActivCard Corp. (a)	2,325	9,579
Adaptec, Inc. (a)	5,439	21,647
Advanced Digital Information Corp. (a)	2,945	20,232
Apple Computer, Inc. (a)	34,185	1,357,486
Avid Technology, Inc. (a)	1,420	83,269
Brocade Communications Systems, Inc. (a)	11,532	45,090
Concurrent Computer Corp. (a)	3,709	6,750
Cray, Inc. (a)	3,193	4,662
Creative Technology Ltd. (Nasdaq)	3,629	28,306
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Dell, Inc. (a)	101,215	$ 4,037,466
Dot Hill Systems Corp. (a)	1,572	8,347
Electronics for Imaging, Inc. (a)	2,312	43,928
Hutchinson Technology, Inc. (a)	1,141	47,203
InFocus Corp. (a)	2,760	11,482
Intergraph Corp. (a)	1,334	41,874
Komag, Inc. (a)	1,189	34,303
Logitech International SA sponsored ADR (a)	297	17,796
M-Systems Flash Disk Pioneers Ltd. (a)	1,269	27,550
McDATA Corp.:
Class A (a)	3,509	13,369
Class B (a)	1,964	7,051
Mobility Electronics, Inc. (a)	1,445	12,716
Neoware Systems, Inc. (a)	792	8,015
Network Appliance, Inc. (a)	15,106	434,449
Novatel Wireless, Inc. (a)	1,509	18,817
palmOne, Inc. (a)	2,070	58,829
Pinnacle Systems, Inc. (a)	3,081	18,209
Presstek, Inc. (a)	2,124	18,139
QLogic Corp. (a)	4,089	130,930
Rimage Corp. (a)	1,016	21,488
SanDisk Corp. (a)	7,545	196,849
SBS Technologies, Inc. (a)	1,136	11,031
Scitex Corp. Ltd.	2,542	17,387
SimpleTech, Inc. (a)	2,172	7,602
Stratasys, Inc. (a)	402	13,009
Sun Microsystems, Inc. (a)	140,114	533,834
Synaptics, Inc. (a)	1,280	24,614
Transact Technologies, Inc. (a)	624	6,134
		7,399,442
Electronic Equipment & Instruments - 1.8%
Aeroflex, Inc. (a)	3,833	30,664
Agilysys, Inc.	1,852	28,484
Applied Films Corp. (a)	544	14,634
BEI Technologies, Inc.	912	23,448
Bell Microproducts, Inc. (a)	2,367	19,409
Brightpoint, Inc. (a)	913	17,164
CDW Corp.	3,485	202,757
CellStar Corp. (a)	946	1,230
Cherokee International Corp. (a)	783	3,218
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Cogent, Inc.	3,170	$ 63,590
Cognex Corp.	1,928	50,051
Coherent, Inc. (a)	1,349	44,288
CyberOptics Corp. (a)	495	6,366
Daktronics, Inc. (a)	1,056	24,594
DDi Corp. (a)	865	1,955
Digital Theater Systems, Inc. (a)	917	15,672
Dionex Corp. (a)	928	41,621
Echelon Corp. (a)	1,948	13,383
Electro Scientific Industries, Inc. (a)	1,413	25,349
Excel Technology, Inc. (a)	672	16,834
FARO Technologies, Inc. (a)	736	20,476
Flextronics International Ltd. (a)	22,779	291,116
FLIR Systems, Inc. (a)	2,794	74,879
Global Imaging Systems, Inc. (a)	864	27,467
GSI Lumonics, Inc. (a)	2,184	17,034
Identix, Inc. (a)	4,570	25,089
INTAC International (a)	778	4,707
International DisplayWorks, Inc. (a)	1,200	10,176
Itron, Inc. (a)	928	38,150
Lexar Media, Inc. (a)	3,048	15,301
Lipman Electronic Engineer Ltd. (Nasdaq)	1,060	34,376
Littelfuse, Inc. (a)	1,072	32,246
M-Flex Electronix, Inc.	1,199	19,568
Magal Security Systems Ltd.	405	3,896
Mechanical Technology, Inc. (a)	1,281	4,573
Merix Corp. (a)	928	6,728
Methode Electronics, Inc. Class A	1,688	20,155
Metrologic Instruments, Inc. (a)	661	9,161
Molex, Inc.	4,489	118,914
Molex, Inc. Class A (non-vtg.)	3,605	85,979
MTS Systems Corp.	1,157	36,920
National Instruments Corp.	3,300	76,725
Newport Corp. (a)	1,924	27,032
NU Horizons Electronics Corp. (a)	1,752	10,302
Optimal Group, Inc. Class A (a)	1,525	24,919
Orbotech Ltd. (a)	1,493	30,950
OSI Systems, Inc. (a)	752	11,205
PC Connection, Inc. (a)	1,461	7,466
Pemstar, Inc. (a)	3,293	3,886
Photon Dynamics, Inc. (a)	816	15,757
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Planar Systems, Inc. (a)	689	$ 5,540
Plexus Corp. (a)	2,132	29,315
RadiSys Corp. (a)	1,008	16,299
Richardson Electronics Ltd.	1,288	11,463
Rofin-Sinar Technologies, Inc. (a)	608	19,638
Sanmina-SCI Corp. (a)	22,840	117,169
ScanSource, Inc. (a)	560	27,490
SpatiaLight, Inc. (a)(d)	3,317	20,134
Staktek Holdings, Inc. (a)	2,128	5,831
Suntron Corp. (a)	2,925	3,832
Superconductor Technologies, Inc. (a)	3,773	2,943
Taser International, Inc. (a)(d)	2,888	32,750
Tech Data Corp. (a)	2,376	85,298
Trimble Navigation Ltd. (a)	2,235	88,752
TTM Technologies, Inc. (a)	1,892	15,022
Universal Display Corp. (a)	1,409	13,245
Viisage Technology, Inc. (a)	2,332	9,981
X-Rite, Inc.	1,288	14,245
Xyratex Ltd.	1,732	31,332
Zomax, Inc. (a)	2,485	6,834
Zygo Corp. (a)	1,073	10,387
		2,317,364
Internet Software & Services - 4.6%
Akamai Technologies, Inc. (a)	5,695	79,958
Aladdin Knowledge Systems Ltd. (a)	571	13,704
aQuantive, Inc. (a)	2,953	45,447
Ariba, Inc. (a)	2,986	18,304
Art Technology Group, Inc. (a)	5,391	5,822
AsiaInfo Holdings, Inc. (a)	2,421	12,589
Ask Jeeves, Inc. (a)	2,396	72,862
Autobytel, Inc. (a)	1,868	9,078
Bankrate, Inc. (a)	1,077	19,677
Blue Coat Systems, Inc. (a)	420	8,152
Chordiant Software, Inc. (a)	3,837	6,561
CMGI, Inc. (a)	19,398	42,288
CNET Networks, Inc. (a)	6,410	66,536
Corillian Corp. (a)	1,616	5,195
Cryptologic, Inc.	500	16,870
Digital Insight Corp. (a)	1,549	33,675
Digital River, Inc. (a)	1,413	38,886
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Digitas, Inc. (a)	4,361	$ 48,276
DoubleClick, Inc. (a)	6,287	51,742
EarthLink, Inc. (a)	7,216	76,562
eCollege.com (a)	896	9,256
Entrust, Inc. (a)	3,709	15,170
Equinix, Inc. (a)	975	37,148
FindWhat.com (a)	1,008	5,363
Google, Inc. Class A (sub. vtg.) (d)	6,656	1,853,030
Greenfield Online, Inc.	691	9,398
Homestore, Inc. (a)	6,647	13,892
Housevalues, Inc.	900	12,150
InfoSpace, Inc. (a)	1,493	50,643
Internet Capital Group, Inc. (a)	1,560	9,048
Interwoven, Inc. (a)	1,585	12,617
iPass, Inc. (a)	2,585	15,949
IPIX Corp. (a)	639	1,706
iVillage, Inc. (a)	4,250	25,628
j2 Global Communications, Inc. (a)	1,088	38,167
Jupitermedia Corp. (a)	1,806	32,960
Keynote Systems, Inc. (a)	1,368	15,869
Kintera, Inc. (a)	1,740	5,377
LivePerson, Inc. (a)	2,445	5,868
LookSmart Ltd. (a)	5,122	3,842
Mamma.com, Inc. (a)	1,545	4,357
Marchex, Inc. Class B	607	9,056
MatrixOne, Inc. (a)	3,049	13,934
NaviSite, Inc. (a)	4,246	6,539
Neoforma, Inc. (a)	1,032	7,069
Net2Phone, Inc. (a)	2,252	3,603
Netease.com, Inc. sponsored ADR (a)(d)	711	36,702
NetRatings, Inc. (a)	2,076	28,275
NIC, Inc. (a)	3,661	16,072
Open Text Corp. (a)	1,842	29,673
Openwave Systems, Inc. (a)	2,785	43,307
PEC Solutions, Inc. (a)	1,361	21,109
RealNetworks, Inc. (a)	7,572	38,693
Register.com, Inc. (a)	2,793	17,456
S1 Corp. (a)	4,045	18,122
SAVVIS Communications Corp. (a)	7,142	4,857
SeeBeyond Technology Corp. (a)	5,663	16,876
Selectica, Inc. (a)	3,389	10,743
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sina Corp. (a)	2,072	$ 57,664
SkillSoft PLC sponsored ADR (a)	3,949	14,493
Sohu.com, Inc. (a)	1,597	29,896
SonicWALL, Inc. (a)	3,805	23,515
Stellent, Inc. (a)	1,620	12,263
Supportsoft, Inc. (a)	1,684	8,723
Terra Networks SA sponsored ADR (d)	2,463	10,443
Tom Online, Inc. sponsored ADR (a)	317	3,665
Travelzoo, Inc. (a)(d)	814	26,789
Tumbleweed Communications Corp. (a)	2,252	4,954
United Online, Inc.	2,708	35,042
ValueClick, Inc. (a)	3,709	39,760
VeriSign, Inc. (a)	10,875	351,806
Vignette Corp. (a)	12,996	15,075
Vitria Technology, Inc. (a)	2,505	8,016
WebEx Communications, Inc. (a)	1,912	51,356
webMethods, Inc. (a)	2,617	13,164
Websense, Inc. (a)	1,088	58,436
Workstream, Inc. (a)	3,099	5,330
Yahoo!, Inc. (a)	57,516	2,139,595
Zix Corp. (a)(d)	1,720	5,659
		6,087,352
IT Services - 1.5%
Acxiom Corp.	3,653	67,398
Answerthink, Inc. (a)	1,793	7,100
Applied Digital Solutions, Inc. (a)	2,232	8,526
Carreker Corp. (a)	1,399	7,345
CheckFree Corp. (a)	3,961	147,864
Cognizant Technology Solutions Corp. Class A (a)	5,514	264,672
Covansys Corp. (a)	2,490	30,503
CSG Systems International, Inc. (a)	2,536	48,235
Elron Electronic Industries Ltd. (a)	1,768	25,760
Euronet Worldwide, Inc. (a)	1,556	43,630
Fiserv, Inc. (a)	8,135	349,805
Forrester Research, Inc. (a)	1,264	20,856
iGate Corp. (a)	3,193	13,953
Indus International, Inc. (a)	5,471	12,310
Infocrossing, Inc. (a)	1,238	13,568
Infosys Technologies Ltd. sponsored ADR	966	69,880
infoUSA, Inc.	2,889	34,899
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Intrado, Inc. (a)	816	$ 10,437
iPayment, Inc. (a)	663	25,287
Kanbay International, Inc.	1,330	27,611
Lightbridge, Inc. (a)	1,688	10,601
Lionbridge Technologies, Inc. (a)	2,277	11,339
ManTech International Corp. Class A (a)	800	22,984
Ness Technologies, Inc.	1,287	12,587
Paychex, Inc.	15,490	447,351
Pegasus Solutions, Inc. (a)	1,320	14,203
RightNow Technologies, Inc.	1,180	11,021
Sapient Corp. (a)	6,538	54,919
SI International, Inc. (a)	643	18,229
SM&A (a)	1,192	10,442
Sykes Enterprises, Inc. (a)	2,505	20,741
Syntel, Inc.	1,752	27,436
TALX Corp.	960	26,803
Telvent GIT SA	1,475	12,685
Tier Technologies, Inc. Class B (a)	1,592	14,073
Zanett, Inc. (a)	3,965	12,728
		1,957,781
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	2,844	121,382
Semiconductors & Semiconductor Equipment - 11.2%
8X8, Inc. (a)(d)	6,464	12,476
Actel Corp. (a)	1,072	15,855
ADE Corp. (a)	880	19,738
Advanced Energy Industries, Inc. (a)	1,597	15,235
Alliance Semiconductor Corp. (a)	2,729	4,585
Altera Corp. (a)	15,300	339,507
AMIS Holdings, Inc. (a)	2,885	34,620
Amkor Technology, Inc. (a)	7,523	26,707
Applied Materials, Inc.	68,323	1,121,180
Applied Micro Circuits Corp. (a)	13,697	39,310
ARM Holdings PLC sponsored ADR	2,197	13,072
ASE Test Ltd. (a)	4,726	24,197
ASM International NV (Nasdaq) (a)	1,072	15,908
ASML Holding NV (NY Shares) (a)	5,355	86,323
Asyst Technologies, Inc. (a)	1,941	8,172
Atheros Communications, Inc. (a)	1,855	17,140
ATI Technologies, Inc. (a)	10,373	155,446
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Atmel Corp. (a)	21,511	$ 64,533
ATMI, Inc. (a)	1,397	39,256
August Technology Corp. (a)	513	5,833
Axcelis Technologies, Inc. (a)	4,898	32,572
Broadcom Corp. Class A (a)	11,163	396,175
Brooks Automation, Inc. (a)	1,800	27,144
Cabot Microelectronics Corp. (a)	1,056	33,084
California Micro Devices Corp. (a)	1,574	7,555
Camtek Ltd. (a)	3,200	9,440
Ceva, Inc. (a)	1,352	9,843
ChipMOS TECHNOLOGIES Bermuda Ltd. (a)(d)	3,532	21,828
Cirrus Logic, Inc. (a)	4,417	22,880
Cohu, Inc.	960	18,451
Conexant Systems, Inc. (a)	19,810	28,328
Credence Systems Corp. (a)	4,453	35,268
Cree, Inc. (a)	3,188	95,768
Cymer, Inc. (a)	1,549	44,007
Diodes, Inc. (a)	928	30,856
DSP Group, Inc. (a)	1,365	32,105
EMCORE Corp. (a)	653	2,592
Entegris, Inc. (a)	3,129	30,351
ESS Technology, Inc. (a)	1,988	8,191
Exar Corp. (a)	1,860	26,784
FEI Co. (a)	1,549	32,250
FormFactor, Inc. (a)	1,991	51,806
Genesis Microchip, Inc. (a)	1,572	26,017
Helix Technology Corp.	1,309	16,506
ICOS Vision Systems NV (a)	611	16,387
Integrated Circuit Systems, Inc. (a)	2,948	62,468
Integrated Device Technology, Inc. (a)	4,783	58,496
Integrated Silicon Solution, Inc. (a)	1,604	10,506
Intel Corp. (d)	257,911	6,945,543
Intersil Corp. Class A	5,963	111,866
Intevac, Inc. (a)	1,399	14,564
IXYS Corp. (a)	1,768	24,451
KLA-Tencor Corp.	8,167	370,863
Kopin Corp. (a)	3,549	13,664
Kulicke & Soffa Industries, Inc. (a)	2,569	14,926
Lam Research Corp. (a)	5,602	171,869
Lattice Semiconductor Corp. (a)	5,247	22,142
Leadis Technology, Inc.	1,100	7,535
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Linear Technology Corp.	12,508	$ 468,675
LTX Corp. (a)	2,505	11,999
Marvell Technology Group Ltd. (a)	11,641	476,815
Mattson Technology, Inc. (a)	2,357	18,432
Maxim Integrated Products, Inc.	13,258	522,365
Micrel, Inc. (a)	4,230	49,068
Microchip Technology, Inc.	8,647	256,297
Microsemi Corp. (a)	2,634	54,339
Mindspeed Technologies, Inc. (a)	4,116	5,886
MIPS Technologies, Inc. (a)	2,112	18,205
MKS Instruments, Inc. (a)	2,408	40,214
Monolithic System Technology, Inc. (a)	1,636	9,113
Nanometrics, Inc. (a)	1,044	11,776
Novellus Systems, Inc. (a)	5,382	143,430
NVE Corp. (a)(d)	218	4,353
NVIDIA Corp. (a)	7,199	195,741
O2Micro International Ltd. (a)	1,748	21,780
Omnivision Technologies, Inc. (a)	2,281	36,085
ON Semiconductor Corp. (a)	10,959	49,316
PDF Solutions, Inc. (a)	1,457	17,105
Pericom Semiconductor Corp. (a)	1,556	12,464
Photronics, Inc. (a)	1,509	34,752
Pixelworks, Inc. (a)	1,988	17,037
PLX Technology, Inc. (a)	1,736	13,228
PMC-Sierra, Inc. (a)	7,507	65,836
Portalplayer, Inc. (d)	940	19,110
Power Integrations, Inc. (a)	1,317	31,371
Rambus, Inc. (a)	4,265	65,382
RF Micro Devices, Inc. (a)	8,311	38,646
Rudolph Technologies, Inc. (a)	832	11,997
Semitool, Inc. (a)	1,868	16,382
Semtech Corp. (a)	3,252	59,316
SigmaTel, Inc. (a)	1,397	31,628
Silicon Image, Inc. (a)	3,501	41,102
Silicon Laboratories, Inc. (a)	2,168	60,119
Silicon Storage Technology, Inc. (a)	4,509	15,511
Sipex Corp. (a)	1,800	2,970
Skyworks Solutions, Inc. (a)	6,255	39,594
Standard Microsystems Corp. (a)	800	13,008
Supertex, Inc. (a)	752	13,077
Tessera Technologies, Inc. (a)	1,969	57,967
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Therma-Wave, Inc. (a)	2,067	$ 3,225
Tower Semicondutor Ltd. (a)	4,634	7,368
Transmeta Corp. (a)	6,903	5,591
Transwitch Corp. (a)(d)	5,791	11,408
Trident Microsystems, Inc. (a)	995	21,074
Tripath Technology, Inc. (a)	2,713	2,116
TriQuint Semiconductor, Inc. (a)	6,711	22,750
Ultratech, Inc. (a)	1,104	19,353
Varian Semiconductor Equipment Associates, Inc. (a)	1,493	60,586
Veeco Instruments, Inc. (a)	1,413	21,294
Virage Logic Corp. (a)	1,402	15,478
Vitesse Semiconductor Corp. (a)	9,372	23,430
Volterra Semiconductor Corp.	1,387	18,946
White Electronic Designs Corp. (a)	1,320	6,587
Xilinx, Inc.	14,050	389,888
Zilog, Inc. (a)	2,719	10,740
Zoran Corp. (a)	2,008	24,779
		14,680,278
Software - 16.7%
Activision, Inc. (a)	7,628	120,217
Actuate Corp. (a)	4,125	8,828
Adobe Systems, Inc. (d)	20,428	675,350
Advent Software, Inc. (a)	1,597	32,036
Agile Software Corp. (a)	2,585	16,673
Altiris, Inc. (a)	1,157	21,752
Ansoft Corp. (a)	784	17,483
Ansys, Inc. (a)	1,312	43,742
Aspect Communications Corp. (a)	3,406	32,698
Aspen Technology, Inc. (a)	3,386	17,743
Atari, Inc. (a)	3,901	9,635
Authentidate Holding Corp. (a)	2,593	7,623
Autodesk, Inc.	9,579	379,137
BEA Systems, Inc. (a)	17,342	146,193
Blackbaud, Inc.	1,740	23,942
Blackboard, Inc.	1,056	20,814
Borland Software Corp. (a)	3,757	24,045
Business Objects SA sponsored ADR (a)	780	22,355
Captaris, Inc. (a)	2,905	10,516
Catapult Communications Corp. (a)	1,056	14,858
CCC Information Services Group, Inc. (a)	1,181	27,612
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Cdc Corp. Class A (a)	4,554	$ 11,385
Check Point Software Technologies Ltd. (a)	10,540	239,363
Citrix Systems, Inc. (a)	7,071	177,906
Cognos, Inc. (a)	3,915	147,062
Compuware Corp. (a)	17,166	117,587
Concord Communications, Inc. (a)	1,057	17,884
Concur Technologies, Inc. (a)	1,604	15,382
Convera Corp. Class A (a)	2,921	12,590
Creo, Inc. (a)	2,617	42,658
CyberGuard Corp. (a)	1,336	8,577
Digimarc Corp. (a)	1,060	5,406
E.piphany, Inc. (a)	4,141	14,452
Electronic Arts, Inc. (a)	12,866	675,980
Embarcadero Technologies, Inc. (a)	1,505	8,594
Epicor Software Corp. (a)	2,161	26,645
EPIQ Systems, Inc. (a)	864	14,126
Evolving Systems, Inc. (a)	1,042	2,761
FalconStor Software, Inc. (a)	2,713	19,832
FileNET Corp. (a)	1,613	44,938
Geac Computer Corp. Ltd. (a)	2,656	23,001
Hummingbird Ltd. (a)	960	20,344
Hyperion Solutions Corp. (a)	1,581	69,770
Informatica Corp. (a)	3,981	34,157
Intellisync Corp. (a)	2,825	7,543
Internet Security Systems, Inc. (a)	2,344	52,037
InterVideo, Inc.	648	9,837
Intervoice, Inc. (a)	1,807	16,191
Intuit, Inc. (a)	7,750	334,955
Jack Henry & Associates, Inc.	3,797	67,169
JAMDAT Mobile, Inc.	814	22,963
JDA Software Group, Inc. (a)	1,413	18,256
Kronos, Inc. (a)	1,293	58,392
Lawson Software, Inc. (a)	4,586	27,149
Macromedia, Inc. (a)	2,837	125,452
Macrovision Corp. (a)	2,136	44,877
Magic Software Enterprises Ltd. (a)	2,938	7,051
Magma Design Automation, Inc. (a)	1,509	12,027
Majesco Entertainment Co. (a)	900	7,893
Manhattan Associates, Inc. (a)	1,317	27,973
Manugistics Group, Inc. (a)	3,789	6,820
Mentor Graphics Corp. (a)	3,044	31,292
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Mercury Interactive Corp. (a)	3,544	$ 159,905
Micromuse, Inc. (a)	3,709	23,293
MICROS Systems, Inc. (a)	1,632	73,407
Microsoft Corp.	449,672	11,601,507
MicroStrategy, Inc. Class A (a)	592	32,974
Motive, Inc.	1,277	11,097
MRO Software, Inc. (a)	1,297	19,455
Napster, Inc. (a)	1,429	6,059
NDS Group PLC sponsored ADR (a)	783	24,688
NetIQ Corp. (a)	2,681	29,598
NetScout Systems, Inc. (a)	2,673	16,466
Novell, Inc. (a)	14,905	87,194
Nuance Communications, Inc. (a)	2,140	10,079
NYFIX, Inc. (a)	2,309	11,660
Open Solutions, Inc. (a)	753	13,366
OpenTV Corp. Class A (a)	4,866	13,576
Opnet Technologies, Inc. (a)	1,117	9,037
Opsware, Inc. (a)	3,837	19,070
Oracle Corp. (a)	215,932	2,768,248
PalmSource, Inc. (a)	488	4,895
Parametric Technology Corp. (a)	12,932	77,851
Pegasystems, Inc. (a)	1,916	11,439
Pervasive Software, Inc. (a)	1,720	7,964
Phase Forward, Inc.	1,482	9,781
Phoenix Technologies Ltd. (a)	2,060	16,727
Plato Learning, Inc. (a)	1,636	12,499
Portal Software, Inc. (a)	2,044	4,027
Progress Software Corp. (a)	1,581	46,118
QAD, Inc.	1,748	12,271
Quality Systems, Inc.	672	40,407
Quest Software, Inc. (a)	3,993	52,807
RADWARE Ltd. (a)	992	22,171
Red Hat, Inc. (a)	7,823	98,883
Renaissance Learning, Inc.	1,413	27,935
Retalix Ltd. (a)	848	20,496
RSA Security, Inc. (a)	2,693	33,124
ScanSoft, Inc. (a)	6,060	24,604
SCO Group, Inc. (a)	833	3,449
Secure Computing Corp. (a)	1,700	19,074
SERENA Software, Inc. (a)	1,880	36,792
Shanda Interactive Entertainment Ltd. sponsored ADR (d)	641	23,621
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Siebel Systems, Inc. (a)	21,255	$ 195,971
Sonic Solutions, Inc. (a)	1,040	15,891
SPSS, Inc. (a)	1,072	18,739
SS&C Technologies, Inc.	1,272	38,033
SSA Global Technologies, Inc.	2,556	28,116
Symantec Corp. (a)	29,778	673,281
Synopsys, Inc. (a)	6,499	117,437
Synplicity, Inc. (a)	2,268	13,835
Take-Two Interactive Software, Inc. (a)	2,652	68,316
THQ, Inc. (a)	1,624	45,293
TIBCO Software, Inc. (a)	9,540	60,484
Transaction Systems Architects, Inc. Class A (a)	1,704	38,817
Ulticom, Inc. (a)	2,044	18,805
Ultimate Software Group, Inc. (a)	1,652	26,300
VA Software Corp. (a)	3,453	5,836
Vasco Data Security International, Inc. (a)	1,614	16,059
Verint Systems, Inc. (a)	1,349	47,215
VERITAS Software Corp. (a)	17,631	438,483
Verity, Inc. (a)	1,796	15,320
Wind River Systems, Inc. (a)	3,636	59,594
Witness Systems, Inc. (a)	1,541	26,783
		21,807,751
TOTAL INFORMATION TECHNOLOGY		65,664,969
MATERIALS - 0.8%
Chemicals - 0.4%
A. Schulman, Inc.	1,565	25,603
Akzo Nobel NV sponsored ADR	2,596	102,023
Hawkins, Inc.	1,509	18,561
LESCO, Inc. (a)	1,240	16,740
Methanex Corp.	5,425	99,536
Sigma Aldrich Corp.	2,693	161,338
Symyx Technologies, Inc. (a)	1,461	37,226
Zoltek Companies, Inc. (a)	948	9,442
		470,469
Containers & Packaging - 0.1%
Anchor Glass Container Corp.	1,097	1,887
Caraustar Industries, Inc. (a)	1,964	20,622
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - continued
Containers & Packaging - continued
Silgan Holdings, Inc.	832	$ 47,424
Smurfit-Stone Container Corp. (a)	10,295	111,907
		181,840
Metals & Mining - 0.3%
Aber Diamond Corp.	2,424	70,526
Anglo American PLC ADR	1,295	31,145
Blue Earth Refineries, Inc. (a)	960	0
Century Aluminum Co. (a)	1,260	28,237
DRDGOLD Ltd. sponsored ADR (a)	7,316	8,267
Gibraltar Industries, Inc.	1,224	23,941
Metal Management, Inc.	748	13,741
Metals USA, Inc. (a)	536	11,347
NN, Inc.	1,128	14,314
Novamerican Steel, Inc. (a)	474	18,078
Olympic Steel, Inc. (a)	666	10,456
Pan American Silver Corp. (a)	2,276	32,439
Randgold Resources Ltd. sponsored ADR (a)	1,526	19,060
Roanoke Electric Steel Corp.	513	10,286
Royal Gold, Inc.	1,028	18,041
Schnitzer Steel Industries, Inc. Class A	816	18,866
Silver Standard Resources, Inc. (a)	1,633	19,515
Steel Dynamics, Inc.	2,100	56,469
Steel Technologies, Inc.	485	9,700
Wheeling Pittsburgh Corp. (a)	539	9,562
		423,990
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI) (a)	1,005	7,337
TOTAL MATERIALS		1,083,636
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 0.7%
Alaska Communication Systems Group, Inc.	1,783	16,885
Arbinet-thexchange, Inc.	1,000	12,960
Broadwing Corp. (a)(d)	3,684	18,052
Commonwealth Telephone Enterprises, Inc.	992	51,832
CT Communications, Inc.	1,176	14,230
D&E Communications, Inc.	1,313	10,622
General Communications, Inc. Class A (a)	2,437	20,081
Global Crossing Ltd. (a)(d)	971	13,167
Common Stocks - continued
	Shares	Value (Note 1)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Golden Telecom, Inc.	1,502	$ 39,382
HickoryTech Corp.	1,493	13,556
ITC DeltaCom, Inc. (a)	1,382	802
Level 3 Communications, Inc. (a)(d)	30,895	64,262
MCI, Inc.	13,200	338,184
McLeodUSA, Inc. Class A (a)	9,871	1,185
North Pittsburgh Systems, Inc.	1,056	19,811
Primus Telecommunications Group, Inc. (a)	3,177	2,859
Shenandoah Telecommunications Co.	242	7,744
SureWest Communications	752	17,898
Talk America Holdings, Inc. (a)	1,461	12,988
Teleglobe International Holdings Ltd. (a)	3,939	9,375
Telewest Global, Inc. (a)	10,270	214,746
Time Warner Telecom, Inc. Class A (a)	2,469	12,592
U.S. LEC Corp. Class A (a)	3,176	7,940
Warwick Valley Telephone Co.	624	15,600
		936,753
Wireless Telecommunication Services - 1.8%
Alamosa Holdings, Inc. (a)	5,493	67,839
At Road, Inc. (a)	2,161	5,964
Centennial Communications Corp. Class A (a)	4,285	56,091
Dobson Communications Corp. Class A (a)	3,902	8,311
InPhonic, Inc. (d)	1,334	19,703
Millicom International Cellular SA (a)	4,222	75,489
Nextel Communications, Inc. Class A (a)	44,382	1,339,449
Nextel Partners, Inc. Class A (a)	7,668	182,115
NII Holdings, Inc. (a)	2,677	159,549
SBA Communications Corp. Class A (a)	2,560	28,621
Telesystem International Wireless, Inc. (a)	9,006	137,759
TIM Hellas Telecommunications SA sponsored ADR	658	12,851
U.S. Unwired, Inc. Class A (a)	6,800	34,408
Ubiquitel, Inc. (a)	5,034	34,835
USA Mobility, Inc. (a)	1,463	38,711
Western Wireless Corp. Class A (a)	3,913	155,777
Wireless Facilities, Inc. (a)	3,426	17,644
		2,375,116
TOTAL TELECOMMUNICATION SERVICES		3,311,869
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.2%
Electric Utilities - 0.1%
MGE Energy, Inc.	704	$ 25,344
Otter Tail Corp.	1,701	43,307
		68,651
Gas Utilities - 0.0%
EnergySouth, Inc.	700	18,844
Multi-Utilities - 0.0%
NorthWestern Energy Corp.	1,031	29,878
Water Utilities - 0.1%
Artesian Resources Corp. Class A	688	22,202
Middlesex Water Co.	1,230	23,788
Southwest Water Co.	1,629	17,333
York Water Co.	1,020	21,692
		85,015
TOTAL UTILITIES		202,388
TOTAL COMMON STOCKS (Cost $119,841,365)		130,236,939
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.71% 6/9/05 (e) (Cost $99,940)	$ 100,000	99,942
Money Market Funds - 11.5%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 3.05% (b)	276,878	$ 276,878
Fidelity Securities Lending Cash Central Fund, 3.06% (b)(c)	14,720,866	14,720,866
TOTAL MONEY MARKET FUNDS (Cost $14,997,744)		14,997,744
TOTAL INVESTMENT PORTFOLIO - 111.2% (Cost $134,939,049)		145,334,625
NET OTHER ASSETS - (11.2)%		(14,638,624)
NET ASSETS - 100%		$ 130,696,001
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 Nasdaq 100 E-Mini Index Contracts	June 2005	$ 432,600	$ 21,902

The face value of futures purchased as a percentage of net assets - 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,942.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	May 31, 2005

Assets
Investment in securities, at value (including securities loaned of $14,331,235) (cost $134,939,049) - See accompanying schedule		$ 145,334,625
Cash		31,142
Receivable for investments sold		89,269
Dividends receivable		93,046
Interest receivable		343
Prepaid expenses		312
Receivable from investment adviser for expense reductions		29,142
Other receivables		5,250
Total assets		145,583,129

Liabilities
Payable for investments purchased	$ 33,110
Accrued management fee	25,295
Distribution fees payable	28,373
Payable for daily variation on futures contracts	1,960
Other affiliated payables	3,952
Other payables and accrued expenses	73,572
Collateral on securities loaned, at value	14,720,866
Total liabilities		14,887,128

Net Assets		$ 130,696,001
Net Assets consist of:
Paid in capital		$ 119,677,895
Undistributed net investment income		127,502
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		473,125
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,417,479
Net Assets, for 1,600,000 shares outstanding		$ 130,696,001
Net Asset Value, offering price and redemption price per share ($130,696,001 ÷ 1,600,000 shares)		$ 81.69

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended May 31, 2005

Investment Income
Dividends		$ 427,507
Interest		5,170
Security lending		25,875
Total income		458,552

Expenses
Management fee	$ 155,164
Transfer agent fees and custody fees	42,044
Distribution fees	58,212
Licensing fees	32,340
Accounting and security lending fees	24,729
Independent trustees' compensation	313
Audit	34,188
Legal	6,986
Miscellaneous	7,440
Total expenses before reductions	361,416
Expense reductions	(167,471)	193,945
Net investment income (loss)		264,607
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	473,506
Foreign currency transactions	(9)
Futures contracts	75,693
Total net realized gain (loss)		549,190
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,368,469)
Assets and liabilities in foreign currencies	2
Futures contracts	(46,423)
Total change in net unrealized appreciation (depreciation)		(2,414,890)
Net gain (loss)		(1,865,700)
Net increase (decrease) in net assets resulting from operations		$ (1,601,093)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended May 31, 2005	Year ended November 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 264,607	$ 1,633,439
Net realized gain (loss)	549,190	13,019,951
Change in net unrealized appreciation (depreciation)	(2,414,890)	(54,276)
Net increase (decrease) in net assets resulting from operations	(1,601,093)	14,599,114
Distributions to shareholders from net investment income	(1,568,063)	(364,000)
Share transactions Proceeds from sales of shares	-	30,916,600
Cost of shares redeemed	-	(91,710,000)
Net increase (decrease) in net assets resulting from share transactions	-	(60,793,400)
Total increase (decrease) in net assets	(3,169,156)	(46,558,286)

Net Assets
Beginning of period	133,865,157	180,423,443
End of period (including undistributed net investment income of $127,502 and undistributed net investment income of $1,430,958, respectively)	$ 130,696,001	$ 133,865,157
Other Information Shares
Sold	-	400,000
Redeemed	-	(1,100,000)
Net increase (decrease)	-	(700,000)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31,	Years ended November 30,
	2005	2004	2003 F
Selected Per-Share Data
Net asset value, beginning of period	$ 83.67	$ 78.44	$ 72.69
Income from Investment Operations
Net investment income (loss)D	.17	1.00 E	.06
Net realized and unrealized gain (loss)	(1.17)	4.43	5.69
Total from investment operations	(1.00)	5.43	5.75
Distributions from net investment income	(.98)	(.20)	-
Net asset value, end of period	$ 81.69	$ 83.67	$ 78.44
Total Return B, C	(1.22)%	6.94%	7.91%
Ratios to Average Net Assets G
Expenses before expense reductions	.56% A	.56%	.51%A
Expenses net of voluntary waivers, if any	.30%A	.30%	.30%A
Expenses net of all reductions	.30%A	.30%	.30%A
Net investment income (loss)	.41%A	1.26%	.43%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 130,696	$ 133,865	$ 180,423
Portfolio turnover rateH	8%A	8%	10%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a special dividend which amounted to $.83 per share.

F For the period September 25, 2003 (commencement of operations) to November 30, 2003.

G Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2005

1. Significant Accounting Policies.

Fidelity NASDAQ Composite Index Tracking Stock (the fund) is an exchange-traded fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of regular trading hours on the Nasdaq stock market, normally 4:00 p.m. Eastern time. Equity securities, including restricted securities, for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Realized gain or loss resulting from in-kind redemptions is not taxable to the fund and is not distributed to shareholders of the fund. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes. Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions and redemptions in kind.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 21,126,293
Unrealized depreciation	(10,740,810)
Net unrealized appreciation (depreciation)	$ 10,385,483
Cost for federal income tax purposes	$ 134,949,142

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase a fund's exposure to the underlying instrument, while selling futures tends to decrease a fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of any futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,176,049 and $5,309,511, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .24% of the fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the fund. Geode provides discretionary investment advisory services to the fund and is paid by FMR for providing these services.

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the fund has adopted a Distribution and Service Plan. The fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution fee based on annual percentage of the fund's average net assets of up to .25%. In addition, FDC pays Nasdaq for marketing services provided to the fund. For the period, the distribution fees were equivalent to an annualized rate of .09% of average net assets. The total amounts paid to and retained by FDC were $58,212 and $0, respectively.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .07% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Licensing Fees. Under the terms of a license agreement, FMR pays Nasdaq an annual licensing fee for the use of the Nasdaq Composite Index. FMR has entered into a sub-license agreement with the fund whereby the fund pays FMR the amount of the license fee at the rate of up to .06% of the fund's average net assets.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Money Market Central Funds seek preservation of capital and current income. The Central Funds do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $3,770 for the period.

5. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund

Semiannual Report

5. Security Lending - continued

and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

6. Expense Reductions.

FMR has contractually agreed to reimburse the fund through October 1, 2006, to the extent annual operating expenses exceeded .30% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $167,425.

In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's management fee by $46.

7. Other.

The fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

8. Share Transactions.

The fund issues and redeems shares at Net Asset Value only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to the fund and redemption proceeds are paid with a basket of securities from the fund's portfolio. The fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. A transaction fee is charged by the shareholder servicing agent when authorized participants purchase or redeem Creation Units of the fund. The fee is charged to cover the costs associated with the issuance and redemption of Creation Units. During the period, there were no transaction fees.

9. Other Information

After period end, one authorized participant redeemed 800,000 shares, approximately 50% of the fund's outstanding shares.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Commonwealth Trust and the Shareholders of Fidelity NASDAQ Composite Index Tracking Stock:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity NASDAQ Composite Index Tracking Stock (a fund of Fidelity Commonwealth Trust) at May 31, 2005 and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity NASDAQ Composite Index Tracking Stock's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

July 15, 2005

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

3501 PGA Boulevard
West Palm Beach, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

Semiannual Report

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Highway 35
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

JPMorgan Chase Bank
New York, NY

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

1-800-FIDELITY

ETF-USAN-0705
1.802769.101

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Commonwealth Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	July 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 20, 2005